UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Equity-Income Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.3
Verizon Communications, Inc.	3.6
Wells Fargo & Co.	3.3
Johnson & Johnson	3.1
Bank of America Corp.	3.1
Cisco Systems, Inc.	2.9
United Technologies Corp.	2.3
Chevron Corp.	2.3
Citigroup, Inc.	2.3
DowDuPont, Inc.	2.2
29.4

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	23.3
Health Care	12.2
Information Technology	11.6
Energy	9.9
Consumer Discretionary	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2018 *
Stocks	94.2%
Convertible Securities	0.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments – 12.9%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.8%
General Motors Co.	1,286,300	$48,764
Hotels, Restaurants & Leisure - 3.5%
Bluegreen Vacations Corp.	393,600	10,119
Carnival Corp.	279,800	16,575
Cedar Fair LP (depositary unit)	353,100	20,176
Dunkin' Brands Group, Inc.	318,100	22,149
McDonald's Corp.	699,100	110,136
Royal Caribbean Cruises Ltd.	157,600	17,771
Wyndham Destinations, Inc.	328,000	15,127
Wyndham Hotels & Resorts, Inc.	320,900	18,612
		230,665
Media - 2.5%
Comcast Corp. Class A	2,966,088	106,127
Interpublic Group of Companies, Inc.	832,900	18,782
Omnicom Group, Inc.	203,900	14,034
Twenty-First Century Fox, Inc. Class A	578,200	26,019
		164,962
Multiline Retail - 0.4%
Macy's, Inc.	710,000	28,208
Specialty Retail - 1.4%
Home Depot, Inc.	160,800	31,761
Lowe's Companies, Inc.	253,400	25,173
TJX Companies, Inc.	334,400	32,524
		89,458

TOTAL CONSUMER DISCRETIONARY		562,057

CONSUMER STAPLES - 8.3%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	263,700	6,331
Food & Staples Retailing - 1.3%
Sysco Corp.	236,700	15,909
Walmart, Inc.	797,491	71,160
		87,069
Food Products - 2.6%
Bunge Ltd.	196,800	13,605
Hilton Food Group PLC	1,594,605	20,009
McCormick & Co., Inc. (non-vtg.)	203,200	23,884
Mondelez International, Inc.	866,300	37,580
Nestle SA (Reg. S)	217,379	17,715
The J.M. Smucker Co.	261,800	29,091
The Kraft Heinz Co.	508,700	30,649
		172,533
Household Products - 0.7%
Kimberly-Clark Corp.	181,400	20,654
Procter & Gamble Co.	290,097	23,463
		44,117
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	592,300	34,170
Tobacco - 3.1%
Altria Group, Inc.	1,134,500	66,572
British American Tobacco PLC (United Kingdom)	1,589,200	87,362
Imperial Tobacco Group PLC	522,867	20,053
Philip Morris International, Inc.	286,200	24,699
		198,686

TOTAL CONSUMER STAPLES		542,906

ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
BP PLC	3,056,800	22,973
Chevron Corp.	1,197,472	151,205
ConocoPhillips Co.	1,449,000	104,574
Enterprise Products Partners LP	1,154,400	33,478
Imperial Oil Ltd.	995,600	34,096
Phillips 66 Co.	398,700	49,176
Suncor Energy, Inc.	1,641,900	69,142
The Williams Companies, Inc.	2,092,143	62,241
Valero Energy Corp.	409,000	48,405
Williams Partners LP	1,164,069	52,418
		627,708
FINANCIALS - 23.3%
Banks - 14.5%
Bank of America Corp.	6,516,900	201,242
Citigroup, Inc.	2,103,000	151,185
JPMorgan Chase & Co.	2,458,682	282,626
KeyCorp	1,087,516	22,696
Lakeland Financial Corp.	32,536	1,578
Regions Financial Corp.	946,700	17,618
SunTrust Banks, Inc.	680,400	49,036
Wells Fargo & Co.	3,773,950	216,210
		942,191
Capital Markets - 4.9%
KKR & Co. LP	5,223,565	143,021
State Street Corp.	443,099	39,130
The Blackstone Group LP	3,992,532	139,419
TPG Specialty Lending, Inc.	1	0
		321,570
Consumer Finance - 1.0%
Capital One Financial Corp.	445,700	42,038
Discover Financial Services	306,800	21,909
		63,947
Insurance - 2.9%
Aspen Insurance Holdings Ltd.	104,200	4,215
Axis Capital Holdings Ltd.	92,000	5,204
Chubb Ltd.	606,500	84,740
Marsh & McLennan Companies, Inc.	203,200	16,939
MetLife, Inc.	1,103,638	50,480
The Travelers Companies, Inc.	223,800	29,125
		190,703

TOTAL FINANCIALS		1,518,411

HEALTH CARE - 12.2%
Biotechnology - 2.1%
Amgen, Inc.	710,000	139,551
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	383,300	95,967
Danaher Corp.	519,700	53,311
		149,278
Health Care Providers & Services - 1.6%
CVS Health Corp.	647,600	42,003
HealthSouth Corp.	3	0
UnitedHealth Group, Inc.	256,000	64,824
		106,827
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	594,255	45,744
Bristol-Myers Squibb Co.	455,300	26,749
GlaxoSmithKline PLC	2,070,900	43,013
Johnson & Johnson	1,533,248	203,186
Roche Holding AG (participation certificate)	192,940	47,395
Sanofi SA	410,319	35,696
		401,783

TOTAL HEALTH CARE		797,439

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.8%
General Dynamics Corp.	245,700	49,081
Raytheon Co.	214,800	42,537
United Technologies Corp.	1,126,720	152,941
		244,559
Building Products - 0.0%
Johnson Controls International PLC	8,400	315
Commercial Services & Supplies - 0.2%
Waste Connection, Inc. (Canada)	178,145	13,820
Electrical Equipment - 1.7%
AMETEK, Inc.	531,200	41,327
Eaton Corp. PLC	415,500	34,557
Fortive Corp.	299,700	24,599
Regal Beloit Corp.	99,700	8,569
		109,052
Industrial Conglomerates - 1.3%
General Electric Co.	2,939,755	40,069
Roper Technologies, Inc.	154,400	46,613
		86,682
Machinery - 0.6%
Allison Transmission Holdings, Inc.	401,300	18,861
Ingersoll-Rand PLC	194,200	19,131
		37,992

TOTAL INDUSTRIALS		492,420

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 2.9%
Cisco Systems, Inc.	4,399,686	186,063
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	326,703	30,227
TE Connectivity Ltd.	343,432	32,135
		62,362
IT Services - 1.2%
First Data Corp. Class A (a)	1,476,636	34,347
Paychex, Inc.	610,357	42,127
		76,474
Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	966,600	46,493
NXP Semiconductors NV (a)	30,400	2,898
Qualcomm, Inc.	2,047,116	131,200
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	597,500	24,623
		205,214
Software - 2.3%
Micro Focus International PLC	1,720,710	28,078
Microsoft Corp.	1,158,916	122,938
		151,016
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	347,300	66,088

TOTAL INFORMATION TECHNOLOGY		747,217

MATERIALS - 4.2%
Chemicals - 3.1%
DowDuPont, Inc.	2,088,900	143,654
LyondellBasell Industries NV Class A	535,700	59,350
		203,004
Containers & Packaging - 1.1%
Packaging Corp. of America	281,000	31,725
WestRock Co.	701,700	40,685
		72,410

TOTAL MATERIALS		275,414

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	454,100	67,316
Public Storage	145,300	31,651
Spirit MTA REIT (a)	16,680	167
Spirit Realty Capital, Inc.	24,400	204
		99,338
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	892,689	28,539
Verizon Communications, Inc.	4,512,860	233,044
		261,583
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	10,043	603

TOTAL TELECOMMUNICATION SERVICES		262,186

UTILITIES - 3.4%
Electric Utilities - 2.7%
Exelon Corp.	2,753,300	117,015
PPL Corp.	1,102,300	31,713
Xcel Energy, Inc.	573,000	26,851
		175,579
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	816,100	23,243
Public Service Enterprise Group, Inc.	384,600	19,830
		43,073

TOTAL UTILITIES		218,652

TOTAL COMMON STOCKS
(Cost $4,549,261)		6,143,748

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	17,100	1,079
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	770	814
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%	19,100	1,757
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	14,500	631

TOTAL UTILITIES		2,388

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,287)		4,281
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	601	546
Liberty Media Corp. 1.375% 10/15/23	1,455	1,841
		2,387
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	860	855
Scorpio Tankers, Inc. 3% 5/15/22	2,300	2,051
		2,906
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	658	590
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (b)	1,266	1,152
Yahoo!, Inc. 0% 12/1/18	510	695
		1,847
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	220	620
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	284	658
Microchip Technology, Inc. 1.625% 2/15/25	400	720
Micron Technology, Inc. 3% 11/15/43	330	596
ON Semiconductor Corp. 1.625% 10/15/23	535	670
		2,644
TOTAL INFORMATION TECHNOLOGY		5,111

TOTAL CONVERTIBLE BONDS		10,994

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (b)	535	575
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. 8% 12/15/22 (b)	1,385	1,240
Southwestern Energy Co. 4.1% 3/15/22	645	613
		1,853
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (b)	1,060	1,018

TOTAL NONCONVERTIBLE BONDS		3,446

TOTAL CORPORATE BONDS
(Cost $14,317)		14,440

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/27/25 (c)(d) (Cost $1,802)	1,803	1,794
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $22,679)	22,678,929	11,947

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.96% (h)
(Cost $338,973)	338,905,391	338,973
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,931,319)		6,515,183
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,393
NET ASSETS - 100%		$6,520,576

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,985,000 or 0.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,947,000 or 0.2% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,329
Fidelity Securities Lending Cash Central Fund	94
Total	$2,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$562,057	$562,057	$--	$--
Consumer Staples	542,906	403,659	139,247	--
Energy	627,708	604,735	22,973	--
Financials	1,518,411	1,518,411	--	--
Health Care	798,518	625,591	172,927	--
Industrials	493,234	492,420	814	--
Information Technology	747,217	719,139	28,078	--
Materials	275,414	275,414	--	--
Real Estate	99,338	99,338	--	--
Telecommunication Services	262,186	262,186	--	--
Utilities	221,040	218,652	2,388	--
Corporate Bonds	14,440	--	14,440	--
Bank Loan Obligations	1,794	--	1,794	--
Other	11,947	--	--	11,947
Money Market Funds	338,973	338,973	--	--
Total Investments in Securities:	$6,515,183	$6,120,575	$382,661	$11,947

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
United Kingdom	4.1%
Switzerland	2.8%
Canada	1.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,592,346)	$6,176,210
Fidelity Central Funds (cost $338,973)	338,973
Total Investment in Securities (cost $4,931,319)		$6,515,183
Cash		13
Restricted cash		462
Receivable for investments sold		706
Receivable for fund shares sold		941
Dividends receivable		9,924
Interest receivable		119
Distributions receivable from Fidelity Central Funds		712
Prepaid expenses		16
Other receivables		1,363
Total assets		6,529,439
Liabilities
Payable for investments purchased	$918
Payable for fund shares redeemed	3,557
Accrued management fee	2,378
Transfer agent fee payable	682
Other affiliated payables	95
Other payables and accrued expenses	1,233
Total liabilities		8,863
Net Assets		$6,520,576
Net Assets consist of:
Paid in capital		$4,755,895
Distributions in excess of net investment income		(25,251)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		206,111
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,583,821
Net Assets		$6,520,576
Equity-Income:
Net Asset Value, offering price and redemption price per share ($5,493,459 ÷ 91,827.9 shares)		$59.82
Class K:
Net Asset Value, offering price and redemption price per share ($1,027,117 ÷ 17,180.3 shares)		$59.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$109,403
Interest		291
Income from Fidelity Central Funds		2,423
Total income		112,117
Expenses
Management fee	$14,800
Transfer agent fees	4,172
Accounting and security lending fees	579
Custodian fees and expenses	63
Independent trustees' fees and expenses	(1)
Registration fees	50
Audit	50
Legal	10
Miscellaneous	31
Total expenses before reductions	19,754
Expense reductions	(306)
Total expenses after reductions		19,448
Net investment income (loss)		92,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	206,539
Fidelity Central Funds	(1)
Foreign currency transactions	(112)
Total net realized gain (loss)		206,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(514,322)
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		(514,383)
Net gain (loss)		(307,957)
Net increase (decrease) in net assets resulting from operations		$(215,288)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,669	$173,761
Net realized gain (loss)	206,426	460,187
Change in net unrealized appreciation (depreciation)	(514,383)	609,856
Net increase (decrease) in net assets resulting from operations	(215,288)	1,243,804
Distributions to shareholders from net investment income	(86,254)	(153,045)
Distributions to shareholders from net realized gain	(151,569)	(355,004)
Total distributions	(237,823)	(508,049)
Share transactions - net increase (decrease)	(570,779)	(1,668,136)
Total increase (decrease) in net assets	(1,023,890)	(932,381)
Net Assets
Beginning of period	7,544,466	8,476,847
End of period	$6,520,576	$7,544,466
Other Information
Distributions in excess of net investment income end of period	$(25,251)	$(31,666)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.45	$57.76	$48.57	$57.26	$56.69	$49.72
Income from Investment Operations
Net investment income (loss)A	.80	1.30	1.22	1.43	2.00B	1.26
Net realized and unrealized gain (loss)	(2.39)	8.52	10.43	(3.91)C	2.87	6.99
Total from investment operations	(1.59)	9.82	11.65	(2.48)	4.87	8.25
Distributions from net investment income	(.75)	(1.20)D	(1.36)	(1.71)D	(1.60)	(1.28)
Distributions from net realized gain	(1.29)	(2.93)D	(1.10)	(4.51)D	(2.70)	–
Total distributions	(2.04)	(4.13)	(2.46)	(6.21)E	(4.30)	(1.28)
Net asset value, end of period	$59.82	$63.45	$57.76	$48.57	$57.26	$56.69
Total ReturnF,G	(2.41)%	17.57%	24.42%	(4.89)%C	8.53%	16.72%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.61%	.63%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.61%J	.61%	.63%	.64%	.63%	.64%
Expenses net of all reductions	.60%J	.61%	.62%	.63%	.63%	.64%
Net investment income (loss)	2.74%J	2.18%	2.27%	2.55%	3.30%B	2.30%
Supplemental Data
Net assets, end of period (in millions)	$5,493	$5,921	$6,686	$5,752	$6,686	$6,842
Portfolio turnover rateK	31%J,L	33%	36%	46%L	40%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$57.73	$48.55	$57.25	$56.67	$49.70
Income from Investment Operations
Net investment income (loss)A	.83	1.36	1.28	1.50	2.07B	1.33
Net realized and unrealized gain (loss)	(2.39)	8.51	10.42	(3.92)C	2.88	6.99
Total from investment operations	(1.56)	9.87	11.70	(2.42)	4.95	8.32
Distributions from net investment income	(.78)	(1.26)D	(1.42)	(1.78)D	(1.67)	(1.35)
Distributions from net realized gain	(1.29)	(2.93)D	(1.10)	(4.51)D	(2.70)	–
Total distributions	(2.07)	(4.19)	(2.52)	(6.28)E	(4.37)	(1.35)
Net asset value, end of period	$59.78	$63.41	$57.73	$48.55	$57.25	$56.67
Total ReturnF,G	(2.37)%	17.68%	24.56%	(4.78)%C	8.68%	16.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.50%J	.51%	.51%	.51%	.51%	.52%
Net investment income (loss)	2.84%J	2.28%	2.39%	2.67%	3.41%B	2.42%
Supplemental Data
Net assets, end of period (in millions)	$1,027	$1,623	$1,791	$1,646	$2,272	$2,480
Portfolio turnover rateK	31%J,L	33%	36%	46%L	40%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,132 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, partnerships, deferred trustees compensation, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,710,748
Gross unrealized depreciation	(130,258)
Net unrealized appreciation (depreciation)	$1,580,490
Tax cost	$4,934,693

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $12,409 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,014,562 and $1,781,120, respectively.

Redemptions In-Kind. During the period, 1,109 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, with a value of $63,055. The net realized gain of $22,455 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$3,875.14
Class K	297.05
	$4,172

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $54 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $267 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Equity-Income	$3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $36.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Equity-Income	$69,487	$116,026
Class K	16,767	37,019
Total	$86,254	$153,045
From net realized gain
Equity-Income	$119,107	$278,349
Class K	32,462	76,655
Total	$151,569	$355,004

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Equity-Income
Shares sold	1,610	9,765	$93,968	$585,205
Reinvestment of distributions	3,016	6,203	176,970	370,841
Shares redeemed	(6,122)	(38,402)	(356,440)	(2,288,604)
Net increase (decrease)	(1,496)	(22,434)	$(85,502)	$(1,332,558)
Class K
Shares sold	1,192	7,660	$69,683	$451,462
Reinvestment of distributions	839	1,902	49,229	113,674
Shares redeemed	(10,445)(a)	(14,995)	(604,189)(a)	(900,714)
Net increase (decrease)	(8,414)	(5,433)	$(485,277)	$(335,578)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Equity-Income	.61%
Actual		$1,000.00	$975.90	$2.99
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class K	.51%
Actual		$1,000.00	$976.30	$2.50
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Equity-Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EQU-SANN-0918
1.536123.121

Fidelity® Equity-Income Fund Class K Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.3
Verizon Communications, Inc.	3.6
Wells Fargo & Co.	3.3
Johnson & Johnson	3.1
Bank of America Corp.	3.1
Cisco Systems, Inc.	2.9
United Technologies Corp.	2.3
Chevron Corp.	2.3
Citigroup, Inc.	2.3
DowDuPont, Inc.	2.2
29.4

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	23.3
Health Care	12.2
Information Technology	11.6
Energy	9.9
Consumer Discretionary	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2018 *
Stocks	94.2%
Convertible Securities	0.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments – 12.9%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.8%
General Motors Co.	1,286,300	$48,764
Hotels, Restaurants & Leisure - 3.5%
Bluegreen Vacations Corp.	393,600	10,119
Carnival Corp.	279,800	16,575
Cedar Fair LP (depositary unit)	353,100	20,176
Dunkin' Brands Group, Inc.	318,100	22,149
McDonald's Corp.	699,100	110,136
Royal Caribbean Cruises Ltd.	157,600	17,771
Wyndham Destinations, Inc.	328,000	15,127
Wyndham Hotels & Resorts, Inc.	320,900	18,612
		230,665
Media - 2.5%
Comcast Corp. Class A	2,966,088	106,127
Interpublic Group of Companies, Inc.	832,900	18,782
Omnicom Group, Inc.	203,900	14,034
Twenty-First Century Fox, Inc. Class A	578,200	26,019
		164,962
Multiline Retail - 0.4%
Macy's, Inc.	710,000	28,208
Specialty Retail - 1.4%
Home Depot, Inc.	160,800	31,761
Lowe's Companies, Inc.	253,400	25,173
TJX Companies, Inc.	334,400	32,524
		89,458

TOTAL CONSUMER DISCRETIONARY		562,057

CONSUMER STAPLES - 8.3%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	263,700	6,331
Food & Staples Retailing - 1.3%
Sysco Corp.	236,700	15,909
Walmart, Inc.	797,491	71,160
		87,069
Food Products - 2.6%
Bunge Ltd.	196,800	13,605
Hilton Food Group PLC	1,594,605	20,009
McCormick & Co., Inc. (non-vtg.)	203,200	23,884
Mondelez International, Inc.	866,300	37,580
Nestle SA (Reg. S)	217,379	17,715
The J.M. Smucker Co.	261,800	29,091
The Kraft Heinz Co.	508,700	30,649
		172,533
Household Products - 0.7%
Kimberly-Clark Corp.	181,400	20,654
Procter & Gamble Co.	290,097	23,463
		44,117
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	592,300	34,170
Tobacco - 3.1%
Altria Group, Inc.	1,134,500	66,572
British American Tobacco PLC (United Kingdom)	1,589,200	87,362
Imperial Tobacco Group PLC	522,867	20,053
Philip Morris International, Inc.	286,200	24,699
		198,686

TOTAL CONSUMER STAPLES		542,906

ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
BP PLC	3,056,800	22,973
Chevron Corp.	1,197,472	151,205
ConocoPhillips Co.	1,449,000	104,574
Enterprise Products Partners LP	1,154,400	33,478
Imperial Oil Ltd.	995,600	34,096
Phillips 66 Co.	398,700	49,176
Suncor Energy, Inc.	1,641,900	69,142
The Williams Companies, Inc.	2,092,143	62,241
Valero Energy Corp.	409,000	48,405
Williams Partners LP	1,164,069	52,418
		627,708
FINANCIALS - 23.3%
Banks - 14.5%
Bank of America Corp.	6,516,900	201,242
Citigroup, Inc.	2,103,000	151,185
JPMorgan Chase & Co.	2,458,682	282,626
KeyCorp	1,087,516	22,696
Lakeland Financial Corp.	32,536	1,578
Regions Financial Corp.	946,700	17,618
SunTrust Banks, Inc.	680,400	49,036
Wells Fargo & Co.	3,773,950	216,210
		942,191
Capital Markets - 4.9%
KKR & Co. LP	5,223,565	143,021
State Street Corp.	443,099	39,130
The Blackstone Group LP	3,992,532	139,419
TPG Specialty Lending, Inc.	1	0
		321,570
Consumer Finance - 1.0%
Capital One Financial Corp.	445,700	42,038
Discover Financial Services	306,800	21,909
		63,947
Insurance - 2.9%
Aspen Insurance Holdings Ltd.	104,200	4,215
Axis Capital Holdings Ltd.	92,000	5,204
Chubb Ltd.	606,500	84,740
Marsh & McLennan Companies, Inc.	203,200	16,939
MetLife, Inc.	1,103,638	50,480
The Travelers Companies, Inc.	223,800	29,125
		190,703

TOTAL FINANCIALS		1,518,411

HEALTH CARE - 12.2%
Biotechnology - 2.1%
Amgen, Inc.	710,000	139,551
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	383,300	95,967
Danaher Corp.	519,700	53,311
		149,278
Health Care Providers & Services - 1.6%
CVS Health Corp.	647,600	42,003
HealthSouth Corp.	3	0
UnitedHealth Group, Inc.	256,000	64,824
		106,827
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	594,255	45,744
Bristol-Myers Squibb Co.	455,300	26,749
GlaxoSmithKline PLC	2,070,900	43,013
Johnson & Johnson	1,533,248	203,186
Roche Holding AG (participation certificate)	192,940	47,395
Sanofi SA	410,319	35,696
		401,783

TOTAL HEALTH CARE		797,439

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.8%
General Dynamics Corp.	245,700	49,081
Raytheon Co.	214,800	42,537
United Technologies Corp.	1,126,720	152,941
		244,559
Building Products - 0.0%
Johnson Controls International PLC	8,400	315
Commercial Services & Supplies - 0.2%
Waste Connection, Inc. (Canada)	178,145	13,820
Electrical Equipment - 1.7%
AMETEK, Inc.	531,200	41,327
Eaton Corp. PLC	415,500	34,557
Fortive Corp.	299,700	24,599
Regal Beloit Corp.	99,700	8,569
		109,052
Industrial Conglomerates - 1.3%
General Electric Co.	2,939,755	40,069
Roper Technologies, Inc.	154,400	46,613
		86,682
Machinery - 0.6%
Allison Transmission Holdings, Inc.	401,300	18,861
Ingersoll-Rand PLC	194,200	19,131
		37,992

TOTAL INDUSTRIALS		492,420

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 2.9%
Cisco Systems, Inc.	4,399,686	186,063
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	326,703	30,227
TE Connectivity Ltd.	343,432	32,135
		62,362
IT Services - 1.2%
First Data Corp. Class A (a)	1,476,636	34,347
Paychex, Inc.	610,357	42,127
		76,474
Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	966,600	46,493
NXP Semiconductors NV (a)	30,400	2,898
Qualcomm, Inc.	2,047,116	131,200
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	597,500	24,623
		205,214
Software - 2.3%
Micro Focus International PLC	1,720,710	28,078
Microsoft Corp.	1,158,916	122,938
		151,016
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	347,300	66,088

TOTAL INFORMATION TECHNOLOGY		747,217

MATERIALS - 4.2%
Chemicals - 3.1%
DowDuPont, Inc.	2,088,900	143,654
LyondellBasell Industries NV Class A	535,700	59,350
		203,004
Containers & Packaging - 1.1%
Packaging Corp. of America	281,000	31,725
WestRock Co.	701,700	40,685
		72,410

TOTAL MATERIALS		275,414

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	454,100	67,316
Public Storage	145,300	31,651
Spirit MTA REIT (a)	16,680	167
Spirit Realty Capital, Inc.	24,400	204
		99,338
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	892,689	28,539
Verizon Communications, Inc.	4,512,860	233,044
		261,583
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	10,043	603

TOTAL TELECOMMUNICATION SERVICES		262,186

UTILITIES - 3.4%
Electric Utilities - 2.7%
Exelon Corp.	2,753,300	117,015
PPL Corp.	1,102,300	31,713
Xcel Energy, Inc.	573,000	26,851
		175,579
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	816,100	23,243
Public Service Enterprise Group, Inc.	384,600	19,830
		43,073

TOTAL UTILITIES		218,652

TOTAL COMMON STOCKS
(Cost $4,549,261)		6,143,748

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	17,100	1,079
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	770	814
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%	19,100	1,757
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	14,500	631

TOTAL UTILITIES		2,388

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,287)		4,281
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	601	546
Liberty Media Corp. 1.375% 10/15/23	1,455	1,841
		2,387
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	860	855
Scorpio Tankers, Inc. 3% 5/15/22	2,300	2,051
		2,906
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	658	590
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (b)	1,266	1,152
Yahoo!, Inc. 0% 12/1/18	510	695
		1,847
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	220	620
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	284	658
Microchip Technology, Inc. 1.625% 2/15/25	400	720
Micron Technology, Inc. 3% 11/15/43	330	596
ON Semiconductor Corp. 1.625% 10/15/23	535	670
		2,644
TOTAL INFORMATION TECHNOLOGY		5,111

TOTAL CONVERTIBLE BONDS		10,994

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (b)	535	575
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. 8% 12/15/22 (b)	1,385	1,240
Southwestern Energy Co. 4.1% 3/15/22	645	613
		1,853
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (b)	1,060	1,018

TOTAL NONCONVERTIBLE BONDS		3,446

TOTAL CORPORATE BONDS
(Cost $14,317)		14,440

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/27/25 (c)(d) (Cost $1,802)	1,803	1,794
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $22,679)	22,678,929	11,947

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.96% (h)
(Cost $338,973)	338,905,391	338,973
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,931,319)		6,515,183
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,393
NET ASSETS - 100%		$6,520,576

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,985,000 or 0.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,947,000 or 0.2% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,329
Fidelity Securities Lending Cash Central Fund	94
Total	$2,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$562,057	$562,057	$--	$--
Consumer Staples	542,906	403,659	139,247	--
Energy	627,708	604,735	22,973	--
Financials	1,518,411	1,518,411	--	--
Health Care	798,518	625,591	172,927	--
Industrials	493,234	492,420	814	--
Information Technology	747,217	719,139	28,078	--
Materials	275,414	275,414	--	--
Real Estate	99,338	99,338	--	--
Telecommunication Services	262,186	262,186	--	--
Utilities	221,040	218,652	2,388	--
Corporate Bonds	14,440	--	14,440	--
Bank Loan Obligations	1,794	--	1,794	--
Other	11,947	--	--	11,947
Money Market Funds	338,973	338,973	--	--
Total Investments in Securities:	$6,515,183	$6,120,575	$382,661	$11,947

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
United Kingdom	4.1%
Switzerland	2.8%
Canada	1.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,592,346)	$6,176,210
Fidelity Central Funds (cost $338,973)	338,973
Total Investment in Securities (cost $4,931,319)		$6,515,183
Cash		13
Restricted cash		462
Receivable for investments sold		706
Receivable for fund shares sold		941
Dividends receivable		9,924
Interest receivable		119
Distributions receivable from Fidelity Central Funds		712
Prepaid expenses		16
Other receivables		1,363
Total assets		6,529,439
Liabilities
Payable for investments purchased	$918
Payable for fund shares redeemed	3,557
Accrued management fee	2,378
Transfer agent fee payable	682
Other affiliated payables	95
Other payables and accrued expenses	1,233
Total liabilities		8,863
Net Assets		$6,520,576
Net Assets consist of:
Paid in capital		$4,755,895
Distributions in excess of net investment income		(25,251)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		206,111
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,583,821
Net Assets		$6,520,576
Equity-Income:
Net Asset Value, offering price and redemption price per share ($5,493,459 ÷ 91,827.9 shares)		$59.82
Class K:
Net Asset Value, offering price and redemption price per share ($1,027,117 ÷ 17,180.3 shares)		$59.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$109,403
Interest		291
Income from Fidelity Central Funds		2,423
Total income		112,117
Expenses
Management fee	$14,800
Transfer agent fees	4,172
Accounting and security lending fees	579
Custodian fees and expenses	63
Independent trustees' fees and expenses	(1)
Registration fees	50
Audit	50
Legal	10
Miscellaneous	31
Total expenses before reductions	19,754
Expense reductions	(306)
Total expenses after reductions		19,448
Net investment income (loss)		92,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	206,539
Fidelity Central Funds	(1)
Foreign currency transactions	(112)
Total net realized gain (loss)		206,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(514,322)
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		(514,383)
Net gain (loss)		(307,957)
Net increase (decrease) in net assets resulting from operations		$(215,288)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,669	$173,761
Net realized gain (loss)	206,426	460,187
Change in net unrealized appreciation (depreciation)	(514,383)	609,856
Net increase (decrease) in net assets resulting from operations	(215,288)	1,243,804
Distributions to shareholders from net investment income	(86,254)	(153,045)
Distributions to shareholders from net realized gain	(151,569)	(355,004)
Total distributions	(237,823)	(508,049)
Share transactions - net increase (decrease)	(570,779)	(1,668,136)
Total increase (decrease) in net assets	(1,023,890)	(932,381)
Net Assets
Beginning of period	7,544,466	8,476,847
End of period	$6,520,576	$7,544,466
Other Information
Distributions in excess of net investment income end of period	$(25,251)	$(31,666)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.45	$57.76	$48.57	$57.26	$56.69	$49.72
Income from Investment Operations
Net investment income (loss)A	.80	1.30	1.22	1.43	2.00B	1.26
Net realized and unrealized gain (loss)	(2.39)	8.52	10.43	(3.91)C	2.87	6.99
Total from investment operations	(1.59)	9.82	11.65	(2.48)	4.87	8.25
Distributions from net investment income	(.75)	(1.20)D	(1.36)	(1.71)D	(1.60)	(1.28)
Distributions from net realized gain	(1.29)	(2.93)D	(1.10)	(4.51)D	(2.70)	–
Total distributions	(2.04)	(4.13)	(2.46)	(6.21)E	(4.30)	(1.28)
Net asset value, end of period	$59.82	$63.45	$57.76	$48.57	$57.26	$56.69
Total ReturnF,G	(2.41)%	17.57%	24.42%	(4.89)%C	8.53%	16.72%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.61%	.63%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.61%J	.61%	.63%	.64%	.63%	.64%
Expenses net of all reductions	.60%J	.61%	.62%	.63%	.63%	.64%
Net investment income (loss)	2.74%J	2.18%	2.27%	2.55%	3.30%B	2.30%
Supplemental Data
Net assets, end of period (in millions)	$5,493	$5,921	$6,686	$5,752	$6,686	$6,842
Portfolio turnover rateK	31%J,L	33%	36%	46%L	40%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$57.73	$48.55	$57.25	$56.67	$49.70
Income from Investment Operations
Net investment income (loss)A	.83	1.36	1.28	1.50	2.07B	1.33
Net realized and unrealized gain (loss)	(2.39)	8.51	10.42	(3.92)C	2.88	6.99
Total from investment operations	(1.56)	9.87	11.70	(2.42)	4.95	8.32
Distributions from net investment income	(.78)	(1.26)D	(1.42)	(1.78)D	(1.67)	(1.35)
Distributions from net realized gain	(1.29)	(2.93)D	(1.10)	(4.51)D	(2.70)	–
Total distributions	(2.07)	(4.19)	(2.52)	(6.28)E	(4.37)	(1.35)
Net asset value, end of period	$59.78	$63.41	$57.73	$48.55	$57.25	$56.67
Total ReturnF,G	(2.37)%	17.68%	24.56%	(4.78)%C	8.68%	16.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%J	.51%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.50%J	.51%	.51%	.51%	.51%	.52%
Net investment income (loss)	2.84%J	2.28%	2.39%	2.67%	3.41%B	2.42%
Supplemental Data
Net assets, end of period (in millions)	$1,027	$1,623	$1,791	$1,646	$2,272	$2,480
Portfolio turnover rateK	31%J,L	33%	36%	46%L	40%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,132 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, partnerships, deferred trustees compensation, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,710,748
Gross unrealized depreciation	(130,258)
Net unrealized appreciation (depreciation)	$1,580,490
Tax cost	$4,934,693

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $12,409 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,014,562 and $1,781,120, respectively.

Redemptions In-Kind. During the period, 1,109 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, with a value of $63,055. The net realized gain of $22,455 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$3,875.14
Class K	297.05
	$4,172

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $54 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $267 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Equity-Income	$3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $36.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Equity-Income	$69,487	$116,026
Class K	16,767	37,019
Total	$86,254	$153,045
From net realized gain
Equity-Income	$119,107	$278,349
Class K	32,462	76,655
Total	$151,569	$355,004

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Equity-Income
Shares sold	1,610	9,765	$93,968	$585,205
Reinvestment of distributions	3,016	6,203	176,970	370,841
Shares redeemed	(6,122)	(38,402)	(356,440)	(2,288,604)
Net increase (decrease)	(1,496)	(22,434)	$(85,502)	$(1,332,558)
Class K
Shares sold	1,192	7,660	$69,683	$451,462
Reinvestment of distributions	839	1,902	49,229	113,674
Shares redeemed	(10,445)(a)	(14,995)	(604,189)(a)	(900,714)
Net increase (decrease)	(8,414)	(5,433)	$(485,277)	$(335,578)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Equity-Income	.61%
Actual		$1,000.00	$975.90	$2.99
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class K	.51%
Actual		$1,000.00	$976.30	$2.50
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Equity-Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EQU-K-SANN-0918
1.863288.109

Fidelity® Series All-Sector Equity Fund Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Value Discovery Fund Semi-Annual Report July 31, 2018

Contents

Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Microsoft Corp.	3.3
Amazon.com, Inc.	3.2
Alphabet, Inc. Class C	3.1
Apple, Inc.	2.9
Facebook, Inc. Class A	2.4
Bank of America Corp.	2.0
UnitedHealth Group, Inc.	1.9
Philip Morris International, Inc.	1.5
Citrix Systems, Inc.	1.4
Citigroup, Inc.	1.4
23.1

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Information Technology	25.1
Financials	13.8
Health Care	13.8
Consumer Discretionary	12.8
Industrials	10.3

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 3.8%

Fidelity® Series All-Sector Equity Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.5%
Aptiv PLC	249,500	$24,468,465
Delphi Technologies PLC	195,800	8,844,286
		33,312,751
Diversified Consumer Services - 0.5%
Service Corp. International	786,200	30,936,970
Hotels, Restaurants & Leisure - 2.2%
Hilton Grand Vacations, Inc. (a)	413,800	14,313,342
Marriott International, Inc. Class A	208,841	26,698,233
McDonald's Corp.	345,500	54,430,070
Starbucks Corp.	894,038	46,838,651
U.S. Foods Holding Corp. (a)	55,000	1,859,550
		144,139,846
Household Durables - 0.8%
Lennar Corp. Class A	384,200	20,082,134
Mohawk Industries, Inc. (a)	174,200	32,812,312
		52,894,446
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	115,260	204,867,734
Netflix, Inc. (a)	77,000	25,983,650
		230,851,384
Media - 2.2%
Comcast Corp. Class A	1,484,248	53,106,393
The Walt Disney Co.	770,617	87,511,267
		140,617,660
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	304,600	27,803,888
Specialty Retail - 2.0%
Home Depot, Inc.	357,879	70,688,260
TJX Companies, Inc.	625,698	60,855,387
		131,543,647
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	150,800	15,808,364
Tapestry, Inc.	433,900	20,445,368
		36,253,732

TOTAL CONSUMER DISCRETIONARY		828,354,324

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	96,704	20,330,082
Keurig Dr. Pepper, Inc.	70,943	1,703,341
Monster Beverage Corp. (a)	254,598	15,280,972
The Coca-Cola Co.	1,387,754	64,710,969
		102,025,364
Food & Staples Retailing - 0.5%
Kroger Co.	551,600	15,996,400
Walgreens Boots Alliance, Inc.	191,529	12,951,191
		28,947,591
Food Products - 1.2%
Bunge Ltd.	239,300	16,542,809
Mondelez International, Inc.	831,200	36,057,456
The Hain Celestial Group, Inc. (a)	135,152	3,843,723
The J.M. Smucker Co.	15,000	1,666,800
The Kraft Heinz Co.	174,300	10,501,575
TreeHouse Foods, Inc. (a)	198,800	9,441,012
		78,053,375
Household Products - 1.0%
Colgate-Palmolive Co.	518,184	34,723,510
Kimberly-Clark Corp.	53,200	6,057,352
Procter & Gamble Co.	156,366	12,646,882
Spectrum Brands Holdings, Inc. (b)	119,032	10,399,826
		63,827,570
Personal Products - 0.3%
Coty, Inc. Class A	351,371	4,711,885
Edgewell Personal Care Co. (a)	125,000	6,732,500
Estee Lauder Companies, Inc. Class A	76,042	10,261,107
		21,705,492
Tobacco - 1.8%
Altria Group, Inc.	366,930	21,531,452
Philip Morris International, Inc.	1,085,628	93,689,696
		115,221,148

TOTAL CONSUMER STAPLES		409,780,540

ENERGY - 5.8%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	387,100	13,385,918
Halliburton Co.	70,240	2,979,581
Schlumberger Ltd.	122,000	8,237,440
		24,602,939
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	373,981	27,356,710
Cabot Oil & Gas Corp.	285,600	6,711,600
Chevron Corp.	324,729	41,003,531
ConocoPhillips Co.	410,300	29,611,351
Devon Energy Corp.	537,700	24,201,877
Diamondback Energy, Inc.	39,300	5,185,635
EOG Resources, Inc.	312,600	40,306,644
Extraction Oil & Gas, Inc. (a)	209,923	3,174,036
Exxon Mobil Corp.	505,724	41,221,563
Marathon Petroleum Corp.	162,200	13,110,626
Noble Energy, Inc.	365,600	13,194,504
Parsley Energy, Inc. Class A (a)	513,500	16,139,305
Phillips 66 Co.	259,000	31,945,060
Pioneer Natural Resources Co.	110,400	20,895,408
The Williams Companies, Inc.	303,300	9,023,175
Valero Energy Corp.	247,900	29,338,965
		352,419,990

TOTAL ENERGY		377,022,929

FINANCIALS - 13.8%
Banks - 6.2%
Bank of America Corp.	4,137,687	127,771,775
Citigroup, Inc.	1,263,884	90,860,621
First Horizon National Corp.	1,114,600	19,940,194
Huntington Bancshares, Inc.	3,904,257	60,281,728
KeyCorp	720,000	15,026,400
PNC Financial Services Group, Inc.	247,300	35,816,459
Synovus Financial Corp.	118,051	5,834,080
Wells Fargo & Co.	767,200	43,952,888
		399,484,145
Capital Markets - 2.4%
BlackRock, Inc. Class A	42,218	21,225,522
Cboe Global Markets, Inc.	82,200	7,984,086
E*TRADE Financial Corp. (a)	529,152	31,648,581
Goldman Sachs Group, Inc.	188,300	44,708,069
IntercontinentalExchange, Inc.	98,500	7,280,135
MSCI, Inc.	35,000	5,816,650
Northern Trust Corp.	118,700	12,964,414
State Street Corp.	59,300	5,236,783
TD Ameritrade Holding Corp.	284,800	16,276,320
		153,140,560
Consumer Finance - 1.9%
Capital One Financial Corp.	952,405	89,830,840
SLM Corp. (a)	1,536,946	17,352,120
Synchrony Financial	593,400	17,172,996
		124,355,956
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class A (a)	84	25,330,200
Insurance - 2.9%
American International Group, Inc.	1,414,500	78,094,545
Hartford Financial Services Group, Inc.	362,100	19,082,670
Marsh & McLennan Companies, Inc.	91,100	7,594,096
MetLife, Inc.	900,200	41,175,148
The Travelers Companies, Inc.	349,300	45,457,902
		191,404,361

TOTAL FINANCIALS		893,715,222

HEALTH CARE - 13.8%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	224,900	29,902,704
Amgen, Inc.	407,003	79,996,440
Biogen, Inc. (a)	115,624	38,661,197
Vertex Pharmaceuticals, Inc. (a)	194,100	33,977,205
		182,537,546
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	949,800	62,249,892
Align Technology, Inc. (a)	40,000	14,266,000
Baxter International, Inc.	544,700	39,463,515
Becton, Dickinson & Co.	269,300	67,424,641
Boston Scientific Corp. (a)	1,942,110	65,274,317
Intuitive Surgical, Inc. (a)	66,300	33,692,997
ResMed, Inc.	151,200	15,993,936
		298,365,298
Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc. (a)	245,000	17,218,600
HCA Holdings, Inc.	147,000	18,261,810
Henry Schein, Inc. (a)	289,474	22,987,130
Humana, Inc.	138,400	43,482,512
Molina Healthcare, Inc. (a)	170,000	17,695,300
UnitedHealth Group, Inc.	480,200	121,596,244
		241,241,596
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	310,300	20,492,212
Thermo Fisher Scientific, Inc.	193,500	45,381,555
		65,873,767
Pharmaceuticals - 1.6%
Allergan PLC	136,704	25,165,839
Bristol-Myers Squibb Co.	698,500	41,036,875
Eli Lilly & Co.	150,000	14,821,500
Merck & Co., Inc.	44,200	2,911,454
Perrigo Co. PLC	257,000	20,693,640
		104,629,308

TOTAL HEALTH CARE		892,647,515

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.7%
General Dynamics Corp.	215,800	43,108,208
Northrop Grumman Corp.	147,400	44,292,226
The Boeing Co.	80,900	28,824,670
United Technologies Corp.	440,248	59,759,264
		175,984,368
Air Freight & Logistics - 0.4%
FedEx Corp.	101,300	24,906,631
Airlines - 0.5%
Southwest Airlines Co.	524,800	30,522,368
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	413,900	27,992,057
Electrical Equipment - 1.1%
AMETEK, Inc.	438,649	34,126,892
Fortive Corp.	479,598	39,365,404
		73,492,296
Industrial Conglomerates - 1.8%
3M Co.	64,500	13,694,640
General Electric Co.	2,914,600	39,725,998
Honeywell International, Inc.	369,705	59,023,403
		112,444,041
Machinery - 2.4%
Allison Transmission Holdings, Inc.	963,200	45,270,400
Apergy Corp. (a)	132,400	5,428,400
Caterpillar, Inc.	64,600	9,289,480
Gardner Denver Holdings, Inc. (a)	888,300	25,414,263
Ingersoll-Rand PLC	396,200	39,029,662
Snap-On, Inc.	174,200	29,542,578
		153,974,783
Professional Services - 0.6%
IHS Markit Ltd. (a)	701,093	37,178,962
Road & Rail - 0.4%
Norfolk Southern Corp.	146,600	24,775,400

TOTAL INDUSTRIALS		661,270,906

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	171,600	5,510,076
Palo Alto Networks, Inc. (a)	20,700	4,103,982
		9,614,058
Electronic Equipment & Components - 0.4%
CDW Corp.	61,400	5,163,126
Dell Technologies, Inc. (a)	88,300	8,169,516
IPG Photonics Corp. (a)	30,300	4,970,412
Jabil, Inc.	365,136	10,285,881
		28,588,935
Internet Software & Services - 5.9%
Alphabet, Inc. Class C (a)	163,866	199,467,527
Facebook, Inc. Class A (a)	894,200	154,321,036
GoDaddy, Inc. (a)	78,300	5,764,446
IAC/InterActiveCorp (a)	128,100	18,862,725
		378,415,734
IT Services - 2.2%
Alliance Data Systems Corp.	170,600	38,364,528
Cognizant Technology Solutions Corp. Class A	29,400	2,396,100
DXC Technology Co.	174,600	14,795,604
Fidelity National Information Services, Inc.	72,200	7,445,986
FleetCor Technologies, Inc. (a)	14,049	3,048,633
Global Payments, Inc.	189,500	21,332,015
Leidos Holdings, Inc.	308,800	21,128,096
PayPal Holdings, Inc. (a)	278,400	22,867,776
Worldpay, Inc. (a)	130,900	10,758,671
		142,137,409
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	1,387,500	25,432,875
Analog Devices, Inc.	146,800	14,113,352
Applied Materials, Inc.	212,900	10,353,327
Broadcom, Inc.	101,800	22,576,186
Lam Research Corp.	56,400	10,752,096
Marvell Technology Group Ltd.	1,253,100	26,703,561
Micron Technology, Inc. (a)	340,300	17,964,437
NVIDIA Corp.	206,880	50,656,637
NXP Semiconductors NV (a)	122,600	11,688,684
ON Semiconductor Corp. (a)	996,700	21,977,235
Qorvo, Inc. (a)	28,092	2,296,802
Qualcomm, Inc.	1,123,704	72,018,189
		286,533,381
Software - 9.1%
Activision Blizzard, Inc.	594,721	43,664,416
Adobe Systems, Inc. (a)	55,500	13,579,740
Autodesk, Inc. (a)	414,635	53,255,719
Citrix Systems, Inc. (a)	843,454	92,754,636
Guidewire Software, Inc. (a)	24,100	2,077,420
Intuit, Inc.	13,500	2,757,240
Microsoft Corp.	1,998,000	211,947,843
Nuance Communications, Inc. (a)	3,013,300	44,506,441
Oracle Corp.	719,000	34,281,920
Parametric Technology Corp. (a)	208,300	19,144,853
Red Hat, Inc. (a)	167,800	23,698,394
Salesforce.com, Inc. (a)	217,163	29,783,905
Splunk, Inc. (a)	29,100	2,796,510
Symantec Corp.	161,700	3,269,574
Tableau Software, Inc. (a)	12,500	1,288,375
Workday, Inc. Class A (a)	70,300	8,718,606
		587,525,592
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	973,759	185,296,600
HP, Inc.	124,100	2,864,228
		188,160,828

TOTAL INFORMATION TECHNOLOGY		1,620,975,937

MATERIALS - 2.9%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	63,500	10,424,795
Axalta Coating Systems Ltd. (a)	120,400	3,642,100
Cabot Corp.	15,000	991,500
DowDuPont, Inc.	795,822	54,728,679
FMC Corp.	32,500	2,921,100
LyondellBasell Industries NV Class A	210,247	23,293,265
Olin Corp.	427,600	12,618,476
Platform Specialty Products Corp. (a)	802,100	9,913,956
Sherwin-Williams Co.	9,900	4,363,227
The Chemours Co. LLC	500,200	22,914,162
Westlake Chemical Corp.	76,021	8,150,972
		153,962,232
Construction Materials - 0.1%
Eagle Materials, Inc.	77	7,650
Martin Marietta Materials, Inc.	33,400	6,660,628
		6,668,278
Containers & Packaging - 0.1%
Aptargroup, Inc.	15,200	1,556,936
Berry Global Group, Inc. (a)	19,600	957,460
Packaging Corp. of America	22,600	2,551,540
WestRock Co.	45,900	2,661,282
		7,727,218
Metals & Mining - 0.3%
Alcoa Corp. (a)	45,100	1,951,477
Freeport-McMoRan, Inc.	330,000	5,445,000
Newmont Mining Corp.	130,100	4,772,068
Royal Gold, Inc.	16,100	1,362,221
Steel Dynamics, Inc.	158,000	7,440,220
		20,970,986

TOTAL MATERIALS		189,328,714

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Homes 4 Rent Class A	219,300	4,855,302
American Tower Corp.	212,700	31,530,648
Boston Properties, Inc.	151,500	19,017,795
Colony NorthStar, Inc.	324,219	1,997,189
Corporate Office Properties Trust (SBI)	339,600	10,099,704
Equinix, Inc.	54,100	23,765,048
Equity Lifestyle Properties, Inc.	216,900	19,735,731
Gaming & Leisure Properties	237,300	8,618,736
General Growth Properties, Inc.	77,400	1,650,168
Healthcare Trust of America, Inc.	298,800	8,163,216
Outfront Media, Inc.	168,500	3,580,625
Prologis, Inc.	392,800	25,775,536
Public Storage	123,900	26,989,137
Spirit MTA REIT (a)	87,780	876,922
Spirit Realty Capital, Inc.	1,013,000	8,478,810
Store Capital Corp.	459,400	12,610,530
The Macerich Co.	119,500	7,057,670
VEREIT, Inc.	775,300	5,915,539
		220,718,306
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	99,700	4,965,060

TOTAL REAL ESTATE		225,683,366

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,201,000	38,395,970
Verizon Communications, Inc.	963,893	49,775,435
Zayo Group Holdings, Inc. (a)	238,600	8,849,674
		97,021,079
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	186,063	11,163,780

TOTAL TELECOMMUNICATION SERVICES		108,184,859

UTILITIES - 2.8%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	181,700	12,926,138
Evergy, Inc.	202,576	11,362,488
Eversource Energy	110,400	6,703,488
Exelon Corp.	618,200	26,273,500
FirstEnergy Corp.	220,800	7,822,944
NextEra Energy, Inc.	300,000	50,262,000
PG&E Corp.	111,267	4,793,382
PPL Corp.	456,200	13,124,874
Vistra Energy Corp. (a)	173,500	3,921,100
		137,189,914
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	190,900	6,045,803
The AES Corp.	328,300	4,386,088
		10,431,891
Multi-Utilities - 0.5%
Dominion Resources, Inc.	244,500	17,533,095
SCANA Corp.	86,000	3,439,140
Sempra Energy	101,844	11,772,148
		32,744,383

TOTAL UTILITIES		180,366,188

TOTAL COMMON STOCKS
(Cost $4,555,442,252)		6,387,330,500
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.9% 8/2/18 to 9/27/18 (c)
(Cost $4,894,169)	4,900,000	4,894,178
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.96% (d)	105,345,189	$105,366,258
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	1,854,715	1,854,900
TOTAL MONEY MARKET FUNDS
(Cost $107,215,639)		107,221,158
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,667,552,060)		6,499,445,836
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(39,729,806)
NET ASSETS - 100%		$6,459,716,030

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	221	Sept. 2018	$31,128,955	$917,849	$917,849

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,312,911.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,016,829
Fidelity Securities Lending Cash Central Fund	24,263
Total	$1,041,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$828,354,324	$828,354,324	$--	$--
Consumer Staples	409,780,540	409,780,540	--	--
Energy	377,022,929	377,022,929	--	--
Financials	893,715,222	893,715,222	--	--
Health Care	892,647,515	892,647,515	--	--
Industrials	661,270,906	661,270,906	--	--
Information Technology	1,620,975,937	1,620,975,937	--	--
Materials	189,328,714	189,328,714	--	--
Real Estate	225,683,366	225,683,366	--	--
Telecommunication Services	108,184,859	108,184,859	--	--
Utilities	180,366,188	180,366,188	--	--
U.S. Government and Government Agency Obligations	4,894,178	--	4,894,178	--
Money Market Funds	107,221,158	107,221,158	--	--
Total Investments in Securities:	$6,499,445,836	$6,494,551,658	$4,894,178	$--
Derivative Instruments:
Assets
Futures Contracts	$917,849	$917,849	$--	$--
Total Assets	$917,849	$917,849	$--	$--
Total Derivative Instruments:	$917,849	$917,849	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$917,849	$0
Total Equity Risk	917,849	0
Total Value of Derivatives	$917,849	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,805,414) — See accompanying schedule: Unaffiliated issuers (cost $4,560,336,421)	$6,392,224,678
Fidelity Central Funds (cost $107,215,639)	107,221,158
Total Investment in Securities (cost $4,667,552,060)		$6,499,445,836
Receivable for investments sold		141,609,505
Receivable for fund shares sold		64,391
Dividends receivable		3,210,979
Distributions receivable from Fidelity Central Funds		200,090
Receivable for daily variation margin on futures contracts		153,595
Other receivables		193,917
Total assets		6,644,878,313
Liabilities
Payable to custodian bank	$748,519
Payable for investments purchased	17,088,241
Payable for fund shares redeemed	165,423,403
Other payables and accrued expenses	47,526
Collateral on securities loaned	1,854,594
Total liabilities		185,162,283
Net Assets		$6,459,716,030
Net Assets consist of:
Paid in capital		$4,240,486,538
Undistributed net investment income		52,102,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		334,373,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,832,753,679
Net Assets		$6,459,716,030
Net Asset Value, offering price and redemption price per share ($6,459,716,030 ÷ 491,110,390 shares)		$13.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$51,018,709
Interest		209,698
Income from Fidelity Central Funds		1,041,092
Total income		52,269,499
Expenses
Custodian fees and expenses	$59,371
Independent trustees' fees and expenses	14,890
Commitment fees	8,825
Miscellaneous	1,276
Total expenses		84,362
Net investment income (loss)		52,185,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	337,261,988
Fidelity Central Funds	(370)
Foreign currency transactions	(627)
Futures contracts	2,355,907
Total net realized gain (loss)		339,616,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(278,456,429)
Assets and liabilities in foreign currencies	(8,521)
Futures contracts	593,976
Total change in net unrealized appreciation (depreciation)		(277,870,974)
Net gain (loss)		61,745,924
Net increase (decrease) in net assets resulting from operations		$113,931,061

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,185,137	$85,725,708
Net realized gain (loss)	339,616,898	811,779,870
Change in net unrealized appreciation (depreciation)	(277,870,974)	531,184,034
Net increase (decrease) in net assets resulting from operations	113,931,061	1,428,689,612
Distributions to shareholders from net investment income	(485,971)	(85,264,515)
Distributions to shareholders from net realized gain	(255,620,590)	(756,569,233)
Total distributions	(256,106,561)	(841,833,748)
Share transactions - net increase (decrease)	51,748,471	6,682,768
Total increase (decrease) in net assets	(90,427,029)	593,538,632
Net Assets
Beginning of period	6,550,143,059	5,956,604,427
End of period	$6,459,716,030	$6,550,143,059
Other Information
Undistributed net investment income end of period	$52,102,550	$403,384

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.46	$12.33	$12.02	$13.80	$13.89	$12.57
Income from Investment Operations
Net investment income (loss)A	.10	.18	.12	.12	.13	.12
Net realized and unrealized gain (loss)	.12	2.80	2.33	(.54)	1.63	2.86
Total from investment operations	.22	2.98	2.45	(.42)	1.76	2.98
Distributions from net investment income	–B	(.19)	(.18)	(.14)C	(.12)	(.14)
Distributions from net realized gain	(.53)	(1.66)	(1.96)	(1.22)C	(1.73)	(1.52)
Total distributions	(.53)	(1.85)	(2.14)	(1.36)	(1.85)	(1.66)
Net asset value, end of period	$13.15	$13.46	$12.33	$12.02	$13.80	$13.89
Total ReturnD,E	1.70%	25.62%	21.03%	(3.55)%	12.68%	24.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.20%	.68%	.73%	.67%	.65%
Expenses net of fee waivers, if any	- %H,I	.20%	.68%	.73%	.67%	.65%
Expenses net of all reductions	- %H,I	.20%	.67%	.73%	.67%	.65%
Net investment income (loss)	1.63%H	1.37%	.95%	.85%	.92%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,459,716	$6,550,143	$2,736,748	$4,418,280	$4,969,503	$5,164,386
Portfolio turnover rateJ	60%H	61%	43%	66%	65%	72%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Bank of America Corp.	3.6
Citigroup, Inc.	2.7
Chevron Corp.	2.6
Berkshire Hathaway, Inc. Class B	2.3
Johnson & Johnson	2.2
Pfizer, Inc.	2.0
Cisco Systems, Inc.	2.0
Verizon Communications, Inc.	1.9
DowDuPont, Inc.	1.8
American International Group, Inc.	1.8
22.9

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	22.7
Health Care	13.9
Energy	10.6
Information Technology	9.7
Consumer Discretionary	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	96.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 9.0%

Fidelity® Series Stock Selector Large Cap Value Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.5%
Delphi Technologies PLC	976,816	$44,122,779
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	583,495	33,253,380
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	757,300	119,305,042
Royal Caribbean Cruises Ltd.	385,200	43,435,152
U.S. Foods Holding Corp. (a)	158,500	5,358,885
		168,099,079
Household Durables - 0.9%
Lennar Corp. Class A	334,700	17,494,769
Mohawk Industries, Inc. (a)	397,000	74,778,920
		92,273,689
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	2,122,644	45,191,091
Media - 3.0%
Comcast Corp. Class A	2,799,700	100,173,266
Liberty Broadband Corp. Class C (a)	770,811	61,256,350
The Walt Disney Co.	1,237,200	140,496,432
		301,926,048
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	683,400	62,380,752
Specialty Retail - 0.5%
Burlington Stores, Inc. (a)	333,600	50,977,416
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	383,425	58,863,406

TOTAL CONSUMER DISCRETIONARY		857,087,640

CONSUMER STAPLES - 6.5%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	122,000	8,174,000
PepsiCo, Inc.	239,300	27,519,500
The Coca-Cola Co.	395,500	18,442,165
		54,135,665
Food & Staples Retailing - 0.9%
Walmart, Inc.	1,030,473	91,949,106
Food Products - 1.7%
ConAgra Foods, Inc.	613,600	22,525,256
General Mills, Inc.	269,000	12,390,140
Mondelez International, Inc.	1,742,333	75,582,406
The J.M. Smucker Co.	86,800	9,645,216
The Kraft Heinz Co.	575,900	34,697,975
Tyson Foods, Inc. Class A	273,300	15,755,745
		170,596,738
Household Products - 2.0%
Church & Dwight Co., Inc.	405,700	22,678,630
Colgate-Palmolive Co.	387,400	25,959,674
Procter & Gamble Co.	1,734,115	140,255,221
Spectrum Brands Holdings, Inc.	88,600	7,740,982
		196,634,507
Personal Products - 0.1%
Coty, Inc. Class A	753,800	10,108,458
Tobacco - 1.2%
Altria Group, Inc.	192,600	11,301,768
Philip Morris International, Inc.	1,272,500	109,816,750
		121,118,518

TOTAL CONSUMER STAPLES		644,542,992

ENERGY - 10.6%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	2,924,400	101,125,752
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	1,026,300	75,073,845
BP PLC sponsored ADR	2,072,300	93,440,007
Cenovus Energy, Inc.	8,706,800	87,345,766
Cheniere Energy, Inc. (a)	1,221,800	77,584,300
Chevron Corp.	2,083,614	263,097,940
ConocoPhillips Co.	2,125,000	153,361,250
EQT Corp.	987,500	49,059,000
Valero Energy Corp.	1,345,400	159,228,090
		958,190,198

TOTAL ENERGY		1,059,315,950

FINANCIALS - 22.7%
Banks - 10.5%
Bank of America Corp.	11,484,200	354,632,095
Citigroup, Inc.	3,718,800	267,344,532
First Horizon National Corp.	3,549,100	63,493,399
Huntington Bancshares, Inc.	8,547,500	131,973,400
KeyCorp	2,418,300	50,469,921
U.S. Bancorp	827,492	43,865,351
Wells Fargo & Co.	2,342,225	134,186,070
		1,045,964,768
Capital Markets - 3.1%
BlackRock, Inc. Class A	126,400	63,548,864
E*TRADE Financial Corp. (a)	811,500	48,535,815
Goldman Sachs Group, Inc.	517,878	122,959,774
Northern Trust Corp.	406,900	44,441,618
TD Ameritrade Holding Corp.	430,700	24,614,505
		304,100,576
Consumer Finance - 2.8%
Capital One Financial Corp.	1,795,714	169,371,744
Discover Financial Services	555,500	39,668,255
SLM Corp. (a)	2,543,500	28,716,115
Synchrony Financial	1,239,500	35,871,130
		273,627,244
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	1,169,461	231,401,248
Insurance - 4.0%
American International Group, Inc.	3,228,400	178,239,964
Aspen Insurance Holdings Ltd.	289,200	11,698,140
Hartford Financial Services Group, Inc.	589,600	31,071,920
MetLife, Inc.	1,816,100	83,068,414
The Travelers Companies, Inc.	719,600	93,648,744
		397,727,182

TOTAL FINANCIALS		2,252,821,018

HEALTH CARE - 13.9%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	104,800	13,934,208
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	1,404,900	92,077,146
Baxter International, Inc.	700,100	50,722,245
Becton, Dickinson & Co.	232,500	58,211,025
Boston Scientific Corp. (a)	531,700	17,870,437
Medtronic PLC	1,178,336	106,321,257
		325,202,110
Health Care Providers & Services - 2.2%
Aetna, Inc.	221,900	41,803,741
Anthem, Inc.	157,100	39,746,300
Cigna Corp.	255,500	45,841,810
CVS Health Corp.	762,800	49,475,208
Express Scripts Holding Co. (a)	339,300	26,960,778
HCA Holdings, Inc.	128,800	16,000,824
		219,828,661
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	361,000	84,665,330
Pharmaceuticals - 7.4%
Allergan PLC	322,200	59,313,798
Bristol-Myers Squibb Co.	427,300	25,103,875
Jazz Pharmaceuticals PLC (a)	556,595	96,335,463
Johnson & Johnson	1,674,259	221,872,803
Merck & Co., Inc.	2,104,900	138,649,763
Pfizer, Inc.	4,891,998	195,337,480
		736,613,182

TOTAL HEALTH CARE		1,380,243,491

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
United Technologies Corp.	924,157	125,445,071
Airlines - 0.6%
American Airlines Group, Inc.	1,556,924	61,560,775
Construction & Engineering - 0.8%
AECOM (a)	2,458,447	82,505,481
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	937,548	50,974,485
Industrial Conglomerates - 1.1%
General Electric Co.	7,667,980	104,514,567
Honeywell International, Inc.	52,818	8,432,394
		112,946,961
Machinery - 0.1%
Caterpillar, Inc.	34,500	4,961,100
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	25,359	36,411,386
Professional Services - 0.4%
Nielsen Holdings PLC	1,734,800	40,871,888
Road & Rail - 0.7%
Norfolk Southern Corp.	412,064	69,638,816
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,376,483	60,537,722

TOTAL INDUSTRIALS		645,853,685

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,589,235	194,078,748
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	255,800	23,666,616
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	51,100	62,710,942
IT Services - 2.5%
Amdocs Ltd.	1,775,369	119,979,437
IBM Corp.	345,500	50,073,315
Leidos Holdings, Inc.	1,159,900	79,360,358
		249,413,110
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	193,100	42,823,787
Intel Corp.	1,022,000	49,158,200
NXP Semiconductors NV (a)	410,200	39,108,468
Qualcomm, Inc.	1,844,600	118,220,414
		249,310,869
Software - 1.6%
Microsoft Corp.	323,000	34,263,840
Oracle Corp.	2,576,300	122,837,984
		157,101,824
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	143,000	27,211,470

TOTAL INFORMATION TECHNOLOGY		963,493,579

MATERIALS - 4.0%
Chemicals - 3.3%
DowDuPont, Inc.	2,601,114	178,878,610
LyondellBasell Industries NV Class A	473,300	52,436,907
Nutrien Ltd.	976,700	53,045,205
Westlake Chemical Corp.	388,700	41,676,414
		326,037,136
Construction Materials - 0.3%
Eagle Materials, Inc.	358,300	35,597,105
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	876,700	39,688,209

TOTAL MATERIALS		401,322,450

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	140,600	20,842,544
Boston Properties, Inc.	486,514	61,072,102
Colony NorthStar, Inc.	3,085,606	19,007,333
Corporate Office Properties Trust (SBI)	906,938	26,972,336
Equity Residential (SBI)	734,040	48,028,237
Gaming & Leisure Properties	500,834	18,190,291
Prologis, Inc.	813,200	53,362,184
Public Storage	258,026	56,205,804
Spirit Realty Capital, Inc.	3,491,964	29,227,739
Store Capital Corp.	914,366	25,099,347
The Macerich Co.	633,100	37,390,886
Welltower, Inc.	450,400	28,195,040
		423,593,843
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	274,929	13,691,464

TOTAL REAL ESTATE		437,285,307

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	3,287,265	105,093,862
Verizon Communications, Inc.	3,678,000	189,931,920
		295,025,782
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	655,700	39,342,000

TOTAL TELECOMMUNICATION SERVICES		334,367,782

UTILITIES - 5.3%
Electric Utilities - 3.7%
Evergy, Inc.	1,334,400	74,846,496
Exelon Corp.	1,693,600	71,978,000
NextEra Energy, Inc.	631,000	105,717,740
PG&E Corp.	358,200	15,431,256
PPL Corp.	2,433,300	70,006,041
Vistra Energy Corp. (a)	1,511,800	34,166,680
		372,146,213
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	1,588,600	50,310,962
The AES Corp.	2,793,500	37,321,160
		87,632,122
Multi-Utilities - 0.7%
Sempra Energy	557,368	64,426,167

TOTAL UTILITIES		524,204,502

TOTAL COMMON STOCKS
(Cost $8,338,299,201)		9,500,538,396
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.96% 8/2/18 to 10/25/18 (b)
(Cost $4,482,117)	4,490,000	4,482,094
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $412,913,562)	412,872,592	412,955,167
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $8,755,694,880)		9,917,975,657
NET OTHER ASSETS (LIABILITIES) - 0.2%		19,393,184
NET ASSETS - 100%		$9,937,368,841

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	1,743	Sept. 2018	$107,351,370	$2,567,500	$2,567,500

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,482,094.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,710,255
Fidelity Securities Lending Cash Central Fund	277
Total	$3,710,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$857,087,640	$857,087,640	$--	$--
Consumer Staples	644,542,992	644,542,992	--	--
Energy	1,059,315,950	1,059,315,950	--	--
Financials	2,252,821,018	2,252,821,018	--	--
Health Care	1,380,243,491	1,380,243,491	--	--
Industrials	645,853,685	609,442,299	36,411,386	--
Information Technology	963,493,579	963,493,579	--	--
Materials	401,322,450	401,322,450	--	--
Real Estate	437,285,307	437,285,307	--	--
Telecommunication Services	334,367,782	334,367,782	--	--
Utilities	524,204,502	524,204,502	--	--
U.S. Government and Government Agency Obligations	4,482,094	--	4,482,094	--
Money Market Funds	412,955,167	412,955,167	--	--
Total Investments in Securities:	$9,917,975,657	$9,877,082,177	$40,893,480	$--
Derivative Instruments:
Assets
Futures Contracts	$2,567,500	$2,567,500	$--	$--
Total Assets	$2,567,500	$2,567,500	$--	$--
Total Derivative Instruments:	$2,567,500	$2,567,500	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,567,500	$0
Total Equity Risk	2,567,500	0
Total Value of Derivatives	$2,567,500	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,342,781,318)	$9,505,020,490
Fidelity Central Funds (cost $412,913,562)	412,955,167
Total Investment in Securities (cost $8,755,694,880)		$9,917,975,657
Cash		37,719
Receivable for investments sold		282,630,999
Receivable for fund shares sold		5,020
Dividends receivable		7,434,873
Distributions receivable from Fidelity Central Funds		586,520
Receivable for daily variation margin on futures contracts		392,175
Other receivables		148,106
Total assets		10,209,211,069
Liabilities
Payable for investments purchased	$21,486,361
Payable for fund shares redeemed	250,310,510
Other payables and accrued expenses	45,357
Total liabilities		271,842,228
Net Assets		$9,937,368,841
Net Assets consist of:
Paid in capital		$8,188,320,837
Undistributed net investment income		114,854,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		469,345,552
Net unrealized appreciation (depreciation) on investments		1,164,848,277
Net Assets		$9,937,368,841
Net Asset Value, offering price and redemption price per share ($9,937,368,841 ÷ 763,339,354 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$111,337,856
Interest		369,195
Income from Fidelity Central Funds		3,710,532
Total income		115,417,583
Expenses
Custodian fees and expenses	$66,867
Independent trustees' fees and expenses	23,314
Commitment fees	13,884
Total expenses		104,065
Net investment income (loss)		115,313,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	509,458,011
Fidelity Central Funds	20,277
Foreign currency transactions	(135,753)
Futures contracts	(4,875,874)
Total net realized gain (loss)		504,466,661
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(830,107,173)
Fidelity Central Funds	(20,331)
Futures contracts	1,553,407
Total change in net unrealized appreciation (depreciation)		(828,574,097)
Net gain (loss)		(324,107,436)
Net increase (decrease) in net assets resulting from operations		$(208,793,918)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,313,518	$205,567,543
Net realized gain (loss)	504,466,661	563,412,263
Change in net unrealized appreciation (depreciation)	(828,574,097)	648,134,758
Net increase (decrease) in net assets resulting from operations	(208,793,918)	1,417,114,564
Distributions to shareholders from net investment income	(5,439,653)	(200,956,092)
Distributions to shareholders from net realized gain	(137,545,501)	(475,842,770)
Total distributions	(142,985,154)	(676,798,862)
Share transactions - net increase (decrease)	(196,648,537)	561,627,353
Total increase (decrease) in net assets	(548,427,609)	1,301,943,055
Net Assets
Beginning of period	10,485,796,450	9,183,853,395
End of period	$9,937,368,841	$10,485,796,450
Other Information
Undistributed net investment income end of period	$114,854,175	$4,980,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$12.49	$10.38	$12.67	$11.96	$10.71
Income from Investment Operations
Net investment income (loss)A	.15	.28B	.17	.18	.18	.15
Net realized and unrealized gain (loss)	(.42)	1.63	2.25	(.96)	1.48	1.87
Total from investment operations	(.27)	1.91	2.42	(.78)	1.66	2.02
Distributions from net investment income	(.01)	(.28)	(.16)	(.20)C	(.16)	(.13)
Distributions from net realized gain	(.18)	(.65)	(.14)	(1.31)C	(.79)	(.64)
Total distributions	(.18)D	(.93)	(.31)E	(1.51)	(.95)	(.77)
Net asset value, end of period	$13.02	$13.47	$12.49	$10.38	$12.67	$11.96
Total ReturnF,G	(1.96)%	15.62%	23.49%	(6.69)%	13.70%	18.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	.20%	.67%	.73%	.72%	.75%
Expenses net of fee waivers, if any	- %J,K	.20%	.67%	.73%	.72%	.75%
Expenses net of all reductions	- %J,K	.20%	.66%	.72%	.72%	.75%
Net investment income (loss)	2.32%J	2.13%B	1.51%	1.43%	1.37%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$9,937,369	$10,485,796	$3,615,123	$2,860,230	$3,226,266	$3,208,521
Portfolio turnover rateL	96%J	61%	54%	64%	55%	66%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.87%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.177 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.144 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.7
Wells Fargo & Co.	3.4
Chevron Corp.	3.2
Exxon Mobil Corp.	2.9
Berkshire Hathaway, Inc. Class B	2.8
Comcast Corp. Class A	2.5
Amgen, Inc.	2.1
U.S. Bancorp	2.1
Verizon Communications, Inc.	1.9
CVS Health Corp.	1.9
26.5

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	25.8
Health Care	14.8
Energy	13.1
Consumer Discretionary	11.2
Information Technology	7.9

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	97.0%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 18.5%

Fidelity® Series Value Discovery Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Media - 9.6%
Cinemark Holdings, Inc.	1,231,800	$44,246,256
Comcast Corp. Class A	4,858,500	173,837,130
Entercom Communications Corp. Class A (a)	3,898,600	29,434,430
Interpublic Group of Companies, Inc.	3,652,900	82,372,895
Lions Gate Entertainment Corp. Class B	2,762,800	63,185,236
The Walt Disney Co.	958,200	108,813,192
Twenty-First Century Fox, Inc. Class A	2,773,700	124,816,500
WPP PLC	3,408,200	53,311,029
		680,016,668
Multiline Retail - 0.6%
Dollar General Corp.	460,500	45,198,075
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	436,700	67,042,184

TOTAL CONSUMER DISCRETIONARY		792,256,927

CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Coca-Cola European Partners PLC	807,700	33,309,548
PepsiCo, Inc.	498,300	57,304,500
		90,614,048
Food & Staples Retailing - 1.1%
Sysco Corp.	600,400	40,352,884
Walmart, Inc.	456,600	40,742,418
		81,095,302
Food Products - 3.5%
Kellogg Co.	931,200	66,143,136
Mondelez International, Inc.	783,800	34,001,244
Seaboard Corp.	908	3,303,304
The Hershey Co.	354,400	34,805,624
The J.M. Smucker Co.	963,800	107,097,456
		245,350,764
Personal Products - 0.3%
Unilever NV (NY Reg.)	369,600	21,237,216
Tobacco - 1.3%
British American Tobacco PLC:
(United Kingdom)	488,700	26,864,972
sponsored ADR	1,144,333	62,686,562
		89,551,534

TOTAL CONSUMER STAPLES		527,848,864

ENERGY - 12.8%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	2,328,600	80,522,988
Dril-Quip, Inc. (b)	335,000	17,269,250
		97,792,238
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	1,795,103	226,667,656
Dynagas LNG Partners LP	669,200	5,420,520
Exxon Mobil Corp.	2,520,300	205,429,653
GasLog Ltd.	1,370,286	23,089,319
GasLog Partners LP	1,763,398	44,349,460
Golar LNG Ltd.	534,051	13,890,667
Golar LNG Partners LP (c)	3,512,000	57,631,920
Hoegh LNG Partners LP (c)	1,073,900	19,759,760
Phillips 66 Co.	872,900	107,663,486
Suncor Energy, Inc.	1,413,800	59,536,429
Teekay Corp. (a)	1,520,200	10,595,794
Teekay LNG Partners LP	111,700	1,787,200
Teekay Offshore Partners LP	13,180,800	33,479,232
		809,301,096

TOTAL ENERGY		907,093,334

FINANCIALS - 25.8%
Banks - 12.0%
JPMorgan Chase & Co.	2,253,530	259,043,273
PNC Financial Services Group, Inc.	632,000	91,532,560
SunTrust Banks, Inc.	1,481,400	106,764,498
U.S. Bancorp	2,769,800	146,827,098
Wells Fargo & Co.	4,262,100	244,175,709
		848,343,138
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	415,500	98,652,165
State Street Corp.	625,800	55,264,398
		153,916,563
Consumer Finance - 2.7%
Capital One Financial Corp.	622,700	58,733,064
Discover Financial Services	997,400	71,224,334
Synchrony Financial	2,231,600	64,582,504
		194,539,902
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (b)	1,022,600	202,341,862
Cannae Holdings, Inc. (b)	104,300	1,903,475
Standard Life PLC	6,216,857	25,483,479
		229,728,816
Insurance - 4.2%
Allstate Corp.	424,900	40,416,488
Chubb Ltd.	539,284	75,348,760
FNF Group	984,200	39,860,100
Prudential PLC	2,307,654	54,445,725
The Travelers Companies, Inc.	643,000	83,680,020
		293,751,093
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	2,000,300	38,945,841
Annaly Capital Management, Inc.	3,721,200	39,891,264
MFA Financial, Inc.	3,476,900	27,989,045
		106,826,150

TOTAL FINANCIALS		1,827,105,662

HEALTH CARE - 14.8%
Biotechnology - 3.4%
Amgen, Inc.	762,777	149,923,819
Shire PLC sponsored ADR	546,000	93,153,060
		243,076,879
Health Care Providers & Services - 6.5%
Aetna, Inc.	334,900	63,091,811
Anthem, Inc.	299,600	75,798,800
Cigna Corp.	529,800	95,056,716
CVS Health Corp.	2,077,543	134,749,439
McKesson Corp.	202,200	25,396,320
UnitedHealth Group, Inc.	251,600	63,710,152
		457,803,238
Pharmaceuticals - 4.9%
Allergan PLC	483,300	88,970,697
Bayer AG	901,630	100,375,919
Johnson & Johnson	247,900	32,851,708
Pfizer, Inc.	686,277	27,403,041
Roche Holding AG (participation certificate)	159,506	39,182,092
Sanofi SA sponsored ADR	1,380,800	59,871,488
		348,654,945

TOTAL HEALTH CARE		1,049,535,062

INDUSTRIALS - 5.8%
Aerospace & Defense - 2.7%
Harris Corp.	311,900	51,447,905
Huntington Ingalls Industries, Inc.	46,676	10,877,842
United Technologies Corp.	956,900	129,889,606
		192,215,353
Machinery - 1.1%
Allison Transmission Holdings, Inc.	572,957	26,928,979
Deere & Co.	360,100	52,138,879
		79,067,858
Professional Services - 0.7%
Dun & Bradstreet Corp.	79,800	10,046,022
Nielsen Holdings PLC	1,697,500	39,993,100
		50,039,122
Road & Rail - 1.3%
Union Pacific Corp.	588,200	88,165,298

TOTAL INDUSTRIALS		409,487,631

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,663,449	70,347,258
F5 Networks, Inc. (b)	333,500	57,155,230
		127,502,488
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	683,408	63,946,487
Internet Software & Services - 2.4%
Alphabet, Inc. Class A (b)	77,700	95,354,994
comScore, Inc. (b)	1,833,960	36,679,200
eBay, Inc. (b)	1,093,800	36,587,610
		168,621,804
IT Services - 1.6%
Amdocs Ltd.	731,400	49,428,012
Cognizant Technology Solutions Corp. Class A	647,800	52,795,700
The Western Union Co.	642,500	12,952,800
		115,176,512
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	430,900	81,995,961

TOTAL INFORMATION TECHNOLOGY		557,243,252

MATERIALS - 4.4%
Chemicals - 3.0%
DowDuPont, Inc.	1,555,600	106,978,612
LyondellBasell Industries NV Class A	752,800	83,402,712
The Scotts Miracle-Gro Co. Class A	291,849	23,181,566
		213,562,890
Containers & Packaging - 1.4%
Ball Corp.	1,234,900	48,124,053
Graphic Packaging Holding Co.	3,598,300	52,283,299
		100,407,352

TOTAL MATERIALS		313,970,242

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (b)	1,708,300	85,073,340
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,771,363	56,630,475
Verizon Communications, Inc.	2,616,339	135,107,746
		191,738,221
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	2,429,800	103,266,500
PPL Corp.	582,100	16,747,017
Xcel Energy, Inc.	1,813,700	84,989,982
		205,003,499
TOTAL COMMON STOCKS
(Cost $6,200,622,136)		6,866,356,034

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $34,736,679)	34,736,679	18,299,283

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.96% (g)	203,801,377	203,842,137
Fidelity Securities Lending Cash Central Fund 1.97% (g)(h)	14,768,913	14,770,390
TOTAL MONEY MARKET FUNDS
(Cost $218,612,738)		218,612,527
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,453,971,553)		7,103,267,844
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(28,733,672)
NET ASSETS - 100%		$7,074,534,172

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,299,283 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$34,736,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,533,182
Fidelity Securities Lending Cash Central Fund	41,668
Total	$1,574,850

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Golar LNG Partners LP	$56,073,470	$16,660,887	$419,258	$3,106,218	$(126,908)	$(14,556,271)	$57,631,920
Hoegh LNG Partners LP	19,706,065	--	--	472,516	--	53,695	19,759,760
Total	$75,779,535	$16,660,887	$419,258	$3,578,734	$(126,908)	$(14,502,576)	$77,391,680

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$792,256,927	$738,945,898	$53,311,029	$--
Consumer Staples	527,848,864	500,983,892	26,864,972	--
Energy	907,093,334	907,093,334	--	--
Financials	1,827,105,662	1,772,659,937	54,445,725	--
Health Care	1,049,535,062	909,977,051	139,558,011	--
Industrials	409,487,631	409,487,631	--	--
Information Technology	557,243,252	557,243,252	--	--
Materials	313,970,242	313,970,242	--	--
Real Estate	85,073,340	85,073,340	--	--
Telecommunication Services	191,738,221	191,738,221	--	--
Utilities	205,003,499	205,003,499	--	--
Other	18,299,283	--	--	18,299,283
Money Market Funds	218,612,527	218,612,527	--	--
Total Investments in Securities:	$7,103,267,844	$6,810,788,824	$274,179,737	$18,299,283

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.5%
United Kingdom	3.6%
Switzerland	2.5%
Marshall Islands	2.5%
Bailiwick of Jersey	2.0%
Canada	1.7%
Netherlands	1.5%
Germany	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,292,892) — See accompanying schedule: Unaffiliated issuers (cost $6,142,403,530)	$6,807,263,637
Fidelity Central Funds (cost $218,612,738)	218,612,527
Other affiliated issuers (cost $92,955,285)	77,391,680
Total Investment in Securities (cost $6,453,971,553)		$7,103,267,844
Cash		710,860
Restricted cash		706,535
Receivable for investments sold		156,024,610
Receivable for fund shares sold		3,892
Dividends receivable		6,640,576
Distributions receivable from Fidelity Central Funds		328,222
Other receivables		74,574
Total assets		7,267,757,113
Liabilities
Payable for fund shares redeemed	$178,411,549
Other payables and accrued expenses	45,578
Collateral on securities loaned	14,765,814
Total liabilities		193,222,941
Net Assets		$7,074,534,172
Net Assets consist of:
Paid in capital		$6,274,306,844
Undistributed net investment income		85,806,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,122,805
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		649,298,338
Net Assets		$7,074,534,172
Net Asset Value, offering price and redemption price per share ($7,074,534,172 ÷ 522,590,949 shares)		$13.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends (including $3,578,734 earned from other affiliated issuers)		$85,596,235
Income from Fidelity Central Funds		1,574,850
Total income		87,171,085
Expenses
Custodian fees and expenses	$51,828
Independent trustees' fees and expenses	16,615
Commitment fees	9,893
Total expenses before reductions	78,336
Expense reductions	(1,030)
Total expenses after reductions		77,306
Net investment income (loss)		87,093,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,498,189
Fidelity Central Funds	3
Other affiliated issuers	(126,908)
Foreign currency transactions	(147,881)
Total net realized gain (loss)		71,223,403
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(319,988,788)
Fidelity Central Funds	(305)
Other affiliated issuers	(14,502,576)
Assets and liabilities in foreign currencies	(14,130)
Total change in net unrealized appreciation (depreciation)		(334,505,799)
Net gain (loss)		(263,282,396)
Net increase (decrease) in net assets resulting from operations		$(176,188,617)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,093,779	$209,753,536
Net realized gain (loss)	71,223,403	1,900,566,903
Change in net unrealized appreciation (depreciation)	(334,505,799)	(924,677,998)
Net increase (decrease) in net assets resulting from operations	(176,188,617)	1,185,642,441
Distributions to shareholders from net investment income	–	(149,871,066)
Distributions to shareholders from net realized gain	(10,682,801)	(462,206,675)
Total distributions	(10,682,801)	(612,077,741)
Share transactions - net increase (decrease)	(169,312,364)	(6,007,771,301)
Total increase (decrease) in net assets	(356,183,782)	(5,434,206,601)
Net Assets
Beginning of period	7,430,717,954	12,864,924,555
End of period	$7,074,534,172	$7,430,717,954
Other Information
Undistributed net investment income end of period	$85,806,185	$–
Distributions in excess of net investment income end of period	$–	$(1,287,594)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Value Discovery Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.89	$13.03	$10.83	$12.31	$11.80	$10.57
Income from Investment Operations
Net investment income (loss)A	.16	.31	.27	.31	.32	.25
Net realized and unrealized gain (loss)	(.49)	1.58	2.44	(.80)	.87	1.50
Total from investment operations	(.33)	1.89	2.71	(.49)	1.19	1.75
Distributions from net investment income	–	(.25)B	(.26)	(.32)	(.28)	(.24)
Distributions from net realized gain	(.02)	(.78)B	(.25)	(.67)	(.40)	(.28)
Total distributions	(.02)	(1.03)	(.51)	(.99)	(.68)	(.52)
Net asset value, end of period	$13.54	$13.89	$13.03	$10.83	$12.31	$11.80
Total ReturnC,D	(2.38)%	15.05%	25.40%	(4.32)%	9.91%	16.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	–%G,H	.27%	.62%	.62%	.63%	.65%
Expenses net of fee waivers, if any	–%G,H	.27%	.62%	.62%	.63%	.65%
Expenses net of all reductions	–%G,H	.26%	.62%	.62%	.63%	.65%
Net investment income (loss)	2.45%G	2.29%	2.21%	2.51%	2.50%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$7,074,534	$7,430,718	$5,063,707	$4,400,959	$4,809,405	$4,826,469
Portfolio turnover rateI	33%G	74%J	42%	41%	38%	42%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series All-Sector Equity, Series Stock Selector Large Cap Value and Series Value Discovery, respectively.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended January 31, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund	$4,676,563,143	$1,930,584,404	$(106,783,862)	$1,823,800,542
Fidelity Series Stock Selector Large Cap Value Fund	8,776,745,362	1,425,528,652	(281,730,857)	1,143,797,795
Fidelity Series Value Discovery Fund	6,457,572,741	936,337,597	(290,642,494)	645,695,103

At the prior fiscal period end, Fidelity Series Stock Selector Large Cap Value Fund was required to defer losses on futures contracts. In addition, Fidelity Series Stock Selector Large Cap Value Fund elected to defer to the next fiscal year $17,326,307 of capital losses recognized during the period November 1, 2017 to January 31, 2018.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Series Value Discovery Fund (the Fund) invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $19,005,818 in this Subsidiary, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,874,479,208	2,017,014,125
Fidelity Series Stock Selector Large Cap Value Fund	4,545,811,170	4,746,993,718
Fidelity Series Value Discovery Fund	1,145,004,077	1,216,717,701

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$44,263
Fidelity Series Stock Selector Large Cap Value Fund	154,415
Fidelity Series Value Discovery Fund	19,487

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 454,588,598 shares of Fidelity Series Value Discovery Fund held by affiliated entities were redeemed in kind for investments and cash with a value of $6,049,509,537. The Fund had a net realized gain of $1,529,538,334 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed Fidelity Series Value Discovery Fund for certain losses in the amount of $75,504.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$8,825
Fidelity Series Stock Selector Large Cap Value Fund	13,884
Fidelity Series Value Discovery Fund	9,893

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Series All-Sector Equity Fund	$24,263
Fidelity Series Stock Selector Large Cap Value Fund	277
Fidelity Series Value Discovery Fund	41,668

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Series Value Discovery Fund	$1,030

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$485,971	$84,485,761
Class F	–	778,754
Total	$485,971	$85,264,515
From net realized gain
Series All-Sector Equity	$255,620,590	$645,726,540
Class F	–	110,842,693
Total	$255,620,590	$756,569,233
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$5,439,653	$196,951,761
Class F	–	4,004,331
Total	$5,439,653	$200,956,092
From net realized gain
Series Stock Selector Large Cap Value	$137,545,501	$458,490,671
Class F	–	17,352,099
Total	$137,545,501	$475,842,770
Fidelity Series Value Discovery Fund
From net investment income
Series Value Discovery	$–	$81,449,326
Class F	–	68,421,740
Total	$–	$149,871,066
From net realized gain
Series Value Discovery	$10,682,801	$383,419,382
Class F	–	78,787,293
Total	$10,682,801	$462,206,675

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	17,902,904	284,598,389	$226,487,291	$3,701,113,864
Reinvestment of distributions	19,914,974	57,825,664	256,106,561	730,212,301
Shares redeemed	(33,400,390)	(77,770,587)	(430,845,381)	(1,027,443,751)
Net increase (decrease)	4,417,488	264,653,466	$51,748,471	$3,403,882,414
Class F
Shares sold	–	17,419,838	$–	$220,628,351
Reinvestment of distributions	–	9,008,995	–	111,621,447
Shares redeemed	–	(288,104,477)	–	(3,729,449,444)
Net increase (decrease)	–	(261,675,644)	$–	$(3,397,199,646)
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	27,561,199	506,849,247	$347,839,270	$6,538,339,415
Reinvestment of distributions	11,118,597	50,657,934	142,985,154	655,442,432
Shares redeemed	(53,783,161)	(68,423,833)	(687,472,961)	(894,534,018)
Net increase (decrease)	(15,103,365)	489,083,348	$(196,648,537)	$6,299,247,829
Class F
Shares sold	–	32,789,177	$–	$420,765,409
Reinvestment of distributions	–	1,658,108	–	21,356,430
Shares redeemed	–	(479,833,926)	–	(6,179,742,315)
Net increase (decrease)	–	(445,386,641)	$–	$(5,737,620,476)
Fidelity Series Value Discovery Fund
Series Value Discovery
Shares sold	18,987,716	359,596,343	$250,389,091	$4,706,853,232
Reinvestment of distributions	790,148	34,973,828	10,682,801	464,868,708
Shares redeemed	(32,248,116)	(248,104,733)(a)	(430,384,256)	(3,299,221,934)(a)
Net increase (decrease)	(12,470,252)	146,465,438	$(169,312,364)	$1,872,500,006
Class F
Shares sold	–	33,199,574	$–	$439,081,260
Reinvestment of distributions	–	11,137,913	–	147,209,033
Shares redeemed	–	(642,768,758)(a)	–	(8,466,561,600)(a)
Net increase (decrease)	–	(598,431,271)	$–	$(7,880,271,307)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Proposed Reorganization.

The Board of Trustees of Fidelity Series Value Discovery Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fidelity Series Value Discovery Fund and Fidelity Advisor Series Equity Value Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Series Equity Value Fund in exchange for corresponding shares of the Fidelity Series Value Discovery Fund equal in value to the net assets of the Fidelity Advisor Series Equity Value Fund on the day the reorganization is effective.

The reorganization does not require Fidelity Advisor Series Equity Value Fund's shareholder approval and is expected to become effective in September 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

13. Reorganization.

Subsequent to period end, on September 14, 2018, Fidelity Series Stock Selector Large Cap Value Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Stock Selector Large Cap Value Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of Fidelity Series Stock Selector Large Cap Value Fund for shares then outstanding of Fidelity Advisor Series Stock Selector Large Cap Value Fund at their net asset value on the reorganization date. The reorganization provides shareholders of Fidelity Advisor Series Stock Selector Large Cap Value Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Series Stock Selector Large Cap Value Fund net assets of $1,142,737,823, including securities of $1,141,814,114 and unrealized appreciation of $155,225,458, were combined with the Fidelity Series Stock Selector Large Cap Value Fund net assets of $10,008,538,109 for total net assets after the acquisition of $11,151,275,932.

14. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Series All-Sector Equity Fund	- %-C
Actual		$1,000.00	$1,017.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Stock Selector Large Cap Value Fund	- %-C
Actual		$1,000.00	$980.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Value Discovery Fund	- %-C
Actual		$1,000.00	$976.20	$--D
Hypothetical-E		$1,000.00	$1,024.74	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series All-Sector Equity Fund
Fidelity Series Stock Selector Large Cap Value Fund
Fidelity Series Value Discovery Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contracts with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for each fund; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved.

EDT-LDT-SANN-0918
1.956974.105

Fidelity Advisor® Series Equity Value Fund Fidelity Advisor® Series Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2018

Contents

Fidelity Advisor® Series Equity Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Series Equity Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.6
Wells Fargo & Co.	3.5
Chevron Corp.	3.2
Exxon Mobil Corp.	2.9
Berkshire Hathaway, Inc. Class B	2.8
Comcast Corp. Class A	2.4
Amgen, Inc.	2.1
U.S. Bancorp	2.1
CVS Health Corp.	1.9
Verizon Communications, Inc.	1.9
26.4

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	25.8
Health Care	14.8
Energy	13.0
Consumer Discretionary	11.2
Information Technology	7.9

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	97.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 18.5%

Fidelity Advisor® Series Equity Value Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Media - 9.6%
Cinemark Holdings, Inc.	195,700	$7,029,544
Comcast Corp. Class A	768,400	27,493,352
Entercom Communications Corp. Class A (a)	631,500	4,767,825
Interpublic Group of Companies, Inc.	583,500	13,157,925
Lions Gate Entertainment Corp. Class B	441,300	10,092,531
The Walt Disney Co.	151,600	17,215,696
Twenty-First Century Fox, Inc. Class A	438,600	19,737,000
WPP PLC	540,100	8,448,239
		107,942,112
Multiline Retail - 0.6%
Dollar General Corp.	73,100	7,174,765
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	69,400	10,654,288

TOTAL CONSUMER DISCRETIONARY		125,771,165

CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Coca-Cola European Partners PLC	127,800	5,270,472
PepsiCo, Inc.	79,000	9,085,000
		14,355,472
Food & Staples Retailing - 1.1%
Sysco Corp.	95,400	6,411,834
Walmart, Inc.	72,500	6,469,175
		12,881,009
Food Products - 3.5%
Kellogg Co.	148,700	10,562,161
Mondelez International, Inc.	124,400	5,396,472
Seaboard Corp.	100	363,800
The Hershey Co.	56,500	5,548,865
The J.M. Smucker Co.	154,000	17,112,480
		38,983,778
Personal Products - 0.3%
Unilever NV (NY Reg.)	61,400	3,528,044
Tobacco - 1.3%
British American Tobacco PLC:
(United Kingdom)	79,000	4,342,813
sponsored ADR	179,910	9,855,470
		14,198,283

TOTAL CONSUMER STAPLES		83,946,586

ENERGY - 12.8%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	372,800	12,891,424
Dril-Quip, Inc. (b)	52,200	2,690,910
		15,582,334
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	286,769	36,210,322
Dynagas LNG Partners LP	114,500	927,450
Exxon Mobil Corp.	398,600	32,489,886
GasLog Ltd.	212,000	3,572,200
GasLog Partners LP	288,100	7,245,715
Golar LNG Ltd.	81,689	2,124,731
Golar LNG Partners LP	547,900	8,991,039
Hoegh LNG Partners LP	167,700	3,085,680
Phillips 66 Co.	138,600	17,094,924
Suncor Energy, Inc.	228,000	9,601,291
Teekay Corp. (a)	237,400	1,654,678
Teekay LNG Partners LP	17,400	278,400
Teekay Offshore Partners LP	2,101,600	5,338,064
		128,614,380

TOTAL ENERGY		144,196,714

FINANCIALS - 25.8%
Banks - 12.0%
JPMorgan Chase & Co.	356,430	40,971,628
PNC Financial Services Group, Inc.	100,400	14,540,932
SunTrust Banks, Inc.	235,300	16,958,071
U.S. Bancorp	439,921	23,320,212
Wells Fargo & Co.	676,949	38,782,408
		134,573,251
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	66,000	15,670,380
State Street Corp.	100,700	8,892,817
		24,563,197
Consumer Finance - 2.7%
Capital One Financial Corp.	99,500	9,384,840
Discover Financial Services	159,300	11,375,613
Synchrony Financial	354,500	10,259,230
		31,019,683
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (b)	161,700	31,995,579
Cannae Holdings, Inc. (b)	16,055	293,004
Standard Life PLC	993,452	4,072,253
		36,360,836
Insurance - 4.2%
Allstate Corp.	68,500	6,515,720
Chubb Ltd.	86,993	12,154,662
FNF Group	156,300	6,330,150
Prudential PLC	360,593	8,507,665
The Travelers Companies, Inc.	102,100	13,287,294
		46,795,491
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	319,300	6,216,771
Annaly Capital Management, Inc.	599,700	6,428,784
MFA Financial, Inc.	555,100	4,468,555
		17,114,110

TOTAL FINANCIALS		290,426,568

HEALTH CARE - 14.8%
Biotechnology - 3.4%
Amgen, Inc.	120,700	23,723,585
Shire PLC sponsored ADR	87,200	14,877,192
		38,600,777
Health Care Providers & Services - 6.5%
Aetna, Inc.	53,500	10,078,865
Anthem, Inc.	47,900	12,118,700
Cigna Corp.	84,400	15,143,048
CVS Health Corp.	329,687	21,383,499
McKesson Corp.	32,100	4,031,760
UnitedHealth Group, Inc.	39,900	10,103,478
		72,859,350
Pharmaceuticals - 4.9%
Allergan PLC	77,200	14,211,748
Bayer AG	140,108	15,597,827
Johnson & Johnson	39,293	5,207,108
Pfizer, Inc.	108,836	4,345,821
Roche Holding AG (participation certificate)	24,760	6,082,208
Sanofi SA sponsored ADR	220,600	9,565,216
		55,009,928

TOTAL HEALTH CARE		166,470,055

INDUSTRIALS - 5.8%
Aerospace & Defense - 2.7%
Harris Corp.	49,500	8,165,025
Huntington Ingalls Industries, Inc.	7,200	1,677,960
United Technologies Corp.	152,900	20,754,646
		30,597,631
Machinery - 1.1%
Allison Transmission Holdings, Inc.	91,400	4,295,800
Deere & Co.	57,500	8,325,425
		12,621,225
Professional Services - 0.7%
Dun & Bradstreet Corp.	12,300	1,548,447
Nielsen Holdings PLC	270,400	6,370,624
		7,919,071
Road & Rail - 1.3%
Union Pacific Corp.	94,700	14,194,583

TOTAL INDUSTRIALS		65,332,510

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	263,959	11,162,826
F5 Networks, Inc. (b)	53,700	9,203,106
		20,365,932
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	109,124	10,210,733
Internet Software & Services - 2.4%
Alphabet, Inc. Class A (b)	12,500	15,340,250
comScore, Inc. (b)	289,405	5,788,100
eBay, Inc.(b)	175,100	5,857,095
		26,985,445
IT Services - 1.6%
Amdocs Ltd.	116,200	7,852,796
Cognizant Technology Solutions Corp. Class A	102,900	8,386,350
The Western Union Co.	112,300	2,263,968
		18,503,114
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	69,500	13,225,155

TOTAL INFORMATION TECHNOLOGY		89,290,379

MATERIALS - 4.5%
Chemicals - 3.1%
DowDuPont, Inc.	246,000	16,917,420
LyondellBasell Industries NV Class A	121,300	13,438,827
The Scotts Miracle-Gro Co. Class A	46,374	3,683,487
		34,039,734
Containers & Packaging - 1.4%
Ball Corp.	196,200	7,645,914
Graphic Packaging Holding Co.	571,500	8,303,895
		15,949,809

TOTAL MATERIALS		49,989,543

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (b)	271,300	13,510,740
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	281,364	8,995,207
Verizon Communications, Inc.	413,890	21,373,280
		30,368,487
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	385,600	16,388,000
PPL Corp.	92,700	2,666,979
Xcel Energy, Inc.	287,900	13,490,994
		32,545,973
TOTAL COMMON STOCKS
(Cost $976,336,315)		1,091,848,720

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $4,632,348)	4,632,348	2,440,321

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.96% (f)	32,065,416	32,071,829
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	6,614,613	6,615,274
TOTAL MONEY MARKET FUNDS
(Cost $38,687,103)		38,687,103
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,019,655,766)		1,132,976,144
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(8,619,610)
NET ASSETS - 100%		$1,124,356,534

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,440,321 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$4,632,348

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215,790
Fidelity Securities Lending Cash Central Fund	27,474
Total	$243,264

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,771,165	$117,322,926	$8,448,239	$--
Consumer Staples	83,946,586	79,603,773	4,342,813	--
Energy	144,196,714	144,196,714	--	--
Financials	290,426,568	281,918,903	8,507,665	--
Health Care	166,470,055	144,790,020	21,680,035	--
Industrials	65,332,510	65,332,510	--	--
Information Technology	89,290,379	89,290,379	--	--
Materials	49,989,543	49,989,543	--	--
Real Estate	13,510,740	13,510,740	--	--
Telecommunication Services	30,368,487	30,368,487	--	--
Utilities	32,545,973	32,545,973	--	--
Other	2,440,321	--	--	2,440,321
Money Market Funds	38,687,103	38,687,103	--	--
Total Investments in Securities:	$1,132,976,144	$1,087,557,071	$42,978,752	$2,440,321

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.5%
United Kingdom	3.5%
Switzerland	2.5%
Marshall Islands	2.4%
Bailiwick of Jersey	2.1%
Canada	1.8%
Netherlands	1.5%
Germany	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Equity Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,421,748) — See accompanying schedule: Unaffiliated issuers (cost $980,968,663)	$1,094,289,041
Fidelity Central Funds (cost $38,687,103)	38,687,103
Total Investment in Securities (cost $1,019,655,766)		$1,132,976,144
Cash		111,020
Restricted cash		94,998
Receivable for investments sold		2,484,371
Receivable for fund shares sold		102,208
Dividends receivable		1,032,313
Distributions receivable from Fidelity Central Funds		55,159
Other receivables		12,045
Total assets		1,136,868,258
Liabilities
Payable for fund shares redeemed	$5,882,924
Other payables and accrued expenses	14,300
Collateral on securities loaned	6,614,500
Total liabilities		12,511,724
Net Assets		$1,124,356,534
Net Assets consist of:
Paid in capital		$983,882,693
Undistributed net investment income		13,363,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,789,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		113,320,704
Net Assets, for 85,885,503 shares outstanding		$1,124,356,534
Net Asset Value, offering price and redemption price per share ($1,124,356,534 ÷ 85,885,503 shares)		$13.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$13,359,675
Income from Fidelity Central Funds		243,264
Total income		13,602,939
Expenses
Custodian fees and expenses	$11,641
Independent trustees' fees and expenses	2,587
Miscellaneous	1,541
Total expenses before reductions	15,769
Expense reductions	(137)
Total expenses after reductions		15,632
Net investment income (loss)		13,587,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,039,634
Fidelity Central Funds	(149)
Foreign currency transactions	(20,458)
Total net realized gain (loss)		15,019,027
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(55,819,819)
Fidelity Central Funds	73
Assets and liabilities in foreign currencies	(2,286)
Total change in net unrealized appreciation (depreciation)		(55,822,032)
Net gain (loss)		(40,803,005)
Net increase (decrease) in net assets resulting from operations		$(27,215,698)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,587,307	$29,112,239
Net realized gain (loss)	15,019,027	226,692,845
Change in net unrealized appreciation (depreciation)	(55,822,032)	(82,296,499)
Net increase (decrease) in net assets resulting from operations	(27,215,698)	173,508,585
Distributions to shareholders from net investment income	(344,183)	(19,287,881)
Distributions to shareholders from net realized gain	(3,183,691)	(104,511,364)
Total distributions	(3,527,874)	(123,799,245)
Share transactions
Proceeds from sales of shares	45,727,047	130,293,748
Reinvestment of distributions	3,527,874	123,799,245
Cost of shares redeemed	(50,437,915)	(796,877,232)
Net increase (decrease) in net assets resulting from share transactions	(1,182,994)	(542,784,239)
Total increase (decrease) in net assets	(31,926,566)	(493,074,899)
Net Assets
Beginning of period	1,156,283,100	1,649,357,999
End of period	$1,124,356,534	$1,156,283,100
Other Information
Undistributed net investment income end of period	$13,363,340	$120,216
Shares
Sold	3,564,125	9,806,742
Issued in reinvestment of distributions	269,921	9,545,702
Redeemed	(3,957,298)	(59,980,507)
Net increase (decrease)	(123,252)	(40,628,063)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Equity Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.02	$10.84	$12.37	$11.84	$10.60
Income from Investment Operations
Net investment income (loss)A	.16	.30	.26	.31	.32	.25
Net realized and unrealized gain (loss)	(.47)	1.57	2.46	(.80)	.88	1.49
Total from investment operations	(.31)	1.87	2.72	(.49)	1.20	1.74
Distributions from net investment income	–B	(.22)C	(.28)	(.33)	(.28)	(.24)
Distributions from net realized gain	(.04)	(1.23)C	(.26)	(.71)	(.39)	(.26)
Total distributions	(.04)	(1.45)	(.54)	(1.04)	(.67)	(.50)
Net asset value, end of period	$13.09	$13.44	$13.02	$10.84	$12.37	$11.84
Total ReturnD,E	(2.30)%	15.04%	25.49%	(4.34)%	9.99%	16.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	–%H,I	.28%	.66%	.66%	.66%	.68%
Expenses net of fee waivers, if any	–%H,I	.28%	.66%	.66%	.66%	.68%
Expenses net of all reductions	–%H,I	.27%	.66%	.66%	.66%	.68%
Net investment income (loss)	2.46%H	2.25%	2.19%	2.50%	2.48%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,124,357	$1,156,283	$1,649,358	$1,567,110	$1,786,446	$1,770,773
Portfolio turnover rateJ	31%H	82%K	39%	42%	39%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Bank of America Corp.	3.6
Citigroup, Inc.	2.7
Chevron Corp.	2.7
Berkshire Hathaway, Inc. Class B	2.4
Johnson & Johnson	2.2
Cisco Systems, Inc.	2.0
Pfizer, Inc.	1.9
Verizon Communications, Inc.	1.9
DowDuPont, Inc.	1.8
American International Group, Inc.	1.8
23.0

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	22.9
Health Care	13.5
Energy	10.7
Information Technology	10.1
Consumer Discretionary	9.1

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 8.8%

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.5%
Delphi Technologies PLC	118,059	$5,332,725
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	65,952	3,758,604
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	91,500	14,414,910
Royal Caribbean Cruises Ltd.	46,600	5,254,616
U.S. Foods Holding Corp. (a)	17,700	598,437
		20,267,963
Household Durables - 1.0%
Lennar Corp. Class A	38,100	1,991,487
Mohawk Industries, Inc. (a)	48,000	9,041,280
		11,032,767
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	256,481	5,460,480
Media - 3.2%
Comcast Corp. Class A	338,300	12,104,374
Liberty Broadband Corp. Class C (a)	93,145	7,402,233
The Walt Disney Co.	149,524	16,979,945
		36,486,552
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	82,600	7,539,728
Specialty Retail - 0.5%
Burlington Stores, Inc. (a)	40,300	6,158,243
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	46,305	7,108,744

TOTAL CONSUMER DISCRETIONARY		103,145,806

CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	13,600	911,200
PepsiCo, Inc.	26,700	3,070,500
The Coca-Cola Co.	44,200	2,061,046
		6,042,746
Food & Staples Retailing - 0.9%
Walmart, Inc.	115,098	10,270,195
Food Products - 1.7%
ConAgra Foods, Inc.	68,600	2,518,306
General Mills, Inc.	30,100	1,386,406
Mondelez International, Inc.	194,719	8,446,910
The J.M. Smucker Co.	9,700	1,077,864
The Kraft Heinz Co.	64,329	3,875,822
Tyson Foods, Inc. Class A	30,600	1,764,090
		19,069,398
Household Products - 1.9%
Church & Dwight Co., Inc.	45,300	2,532,270
Colgate-Palmolive Co.	43,300	2,901,533
Procter & Gamble Co.	193,757	15,671,066
Spectrum Brands Holdings, Inc.	9,900	864,963
		21,969,832
Personal Products - 0.1%
Coty, Inc. Class A	84,200	1,129,122
Tobacco - 1.2%
Altria Group, Inc.	21,500	1,261,620
Philip Morris International, Inc.	142,146	12,267,200
		13,528,820

TOTAL CONSUMER STAPLES		72,010,113

ENERGY - 10.7%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	339,081	11,725,421
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	119,000	8,704,850
BP PLC sponsored ADR	240,300	10,835,127
Cenovus Energy, Inc.	902,883	9,057,634
Cheniere Energy, Inc. (a)	141,700	8,997,950
Chevron Corp.	241,586	30,505,064
ConocoPhillips Co.	246,306	17,775,904
EQT Corp.	114,500	5,688,360
Valero Energy Corp.	156,000	18,462,600
		110,027,489

TOTAL ENERGY		121,752,910

FINANCIALS - 22.9%
Banks - 10.6%
Bank of America Corp.	1,324,300	40,894,387
Citigroup, Inc.	429,000	30,840,810
First Horizon National Corp.	412,700	7,383,203
Huntington Bancshares, Inc.	985,200	15,211,488
KeyCorp	278,400	5,810,208
U.S. Bancorp	96,308	5,105,287
Wells Fargo & Co.	272,675	15,621,551
		120,866,934
Capital Markets - 3.1%
BlackRock, Inc. Class A	14,100	7,088,916
E*TRADE Financial Corp. (a)	94,800	5,669,988
Goldman Sachs Group, Inc.	60,322	14,322,252
Northern Trust Corp.	46,000	5,024,120
TD Ameritrade Holding Corp.	49,700	2,840,355
		34,945,631
Consumer Finance - 2.8%
Capital One Financial Corp.	208,986	19,711,560
Discover Financial Services	64,600	4,613,086
SLM Corp. (a)	292,500	3,302,325
Synchrony Financial	140,100	4,054,494
		31,681,465
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	136,039	26,918,037
Insurance - 4.0%
American International Group, Inc.	376,800	20,803,128
Aspen Insurance Holdings Ltd.	32,200	1,302,490
Hartford Financial Services Group, Inc.	68,000	3,583,600
MetLife, Inc.	211,051	9,653,473
The Travelers Companies, Inc.	83,700	10,892,718
		46,235,409

TOTAL FINANCIALS		260,647,476

HEALTH CARE - 13.5%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	11,700	1,555,632
Prothena Corp. PLC (a)	9	134
		1,555,766
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	157,000	10,289,780
Baxter International, Inc.	78,000	5,651,100
Becton, Dickinson & Co.	26,000	6,509,620
Boston Scientific Corp. (a)	59,400	1,996,434
Medtronic PLC	131,628	11,876,794
		36,323,728
Health Care Providers & Services - 2.2%
Aetna, Inc.	24,800	4,672,072
Anthem, Inc.	17,600	4,452,800
Cigna Corp.	28,576	5,127,106
CVS Health Corp.	85,200	5,526,072
Express Scripts Holding Co. (a)	37,900	3,011,534
HCA Holdings, Inc.	14,400	1,788,912
		24,578,496
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	40,300	9,451,559
Pharmaceuticals - 7.2%
Allergan PLC	36,000	6,627,240
Bristol-Myers Squibb Co.	47,700	2,802,375
Jazz Pharmaceuticals PLC (a)	62,176	10,761,422
Johnson & Johnson	187,047	24,787,468
Merck & Co., Inc.	235,199	15,492,558
Pfizer, Inc.	546,538	21,823,262
		82,294,325

TOTAL HEALTH CARE		154,203,874

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.2%
United Technologies Corp.	104,496	14,184,287
Airlines - 0.6%
American Airlines Group, Inc.	176,091	6,962,638
Construction & Engineering - 0.8%
AECOM (a)	277,973	9,328,774
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	106,050	5,765,939
Industrial Conglomerates - 1.1%
General Electric Co.	867,265	11,820,822
Honeywell International, Inc.	5,853	934,431
		12,755,253
Machinery - 0.1%
Caterpillar, Inc.	3,900	560,820
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	2,868	4,117,980
Professional Services - 0.4%
Nielsen Holdings PLC	196,200	4,622,472
Road & Rail - 0.7%
Norfolk Southern Corp.	46,572	7,870,668
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	154,838	6,809,775

TOTAL INDUSTRIALS		72,978,606

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	552,614	23,370,046
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	30,800	2,849,616
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	6,200	7,608,764
IT Services - 2.6%
Amdocs Ltd.	204,300	13,806,594
IBM Corp.	41,600	6,029,088
Leidos Holdings, Inc.	139,700	9,558,274
		29,393,956
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	23,300	5,167,241
Intel Corp.	123,100	5,921,110
NXP Semiconductors NV (a)	49,400	4,709,796
Qualcomm, Inc.	222,193	14,240,349
		30,038,496
Software - 1.7%
Microsoft Corp.	38,900	4,126,512
Oracle Corp.	310,297	14,794,961
		18,921,473
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	17,224	3,277,555

TOTAL INFORMATION TECHNOLOGY		115,459,906

MATERIALS - 4.1%
Chemicals - 3.3%
DowDuPont, Inc.	304,657	20,951,262
LyondellBasell Industries NV Class A	55,400	6,137,766
Nutrien Ltd.	114,400	6,213,138
Westlake Chemical Corp.	45,474	4,875,722
		38,177,888
Construction Materials - 0.4%
Eagle Materials, Inc.	42,000	4,172,700
Containers & Packaging - 0.4%
Crown Holdings, Inc.(a)	102,700	4,649,229

TOTAL MATERIALS		46,999,817

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	16,084	2,384,292
Boston Properties, Inc.	55,453	6,961,015
Colony NorthStar, Inc.	352,146	2,169,219
Corporate Office Properties Trust (SBI)	103,439	3,076,276
Equity Residential (SBI)	83,759	5,480,351
Gaming & Leisure Properties	57,128	2,074,889
Prologis, Inc.	92,763	6,087,108
Public Storage	29,431	6,410,955
Safety Income and Growth, Inc.	51,419	915,258
Spirit Realty Capital, Inc.	398,211	3,333,026
Store Capital Corp.	103,689	2,846,263
The Macerich Co.	72,251	4,267,144
Welltower, Inc.	51,372	3,215,887
		49,221,683
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	30,771	1,532,396

TOTAL REAL ESTATE		50,754,079

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	366,906	11,729,985
Verizon Communications, Inc.	410,903	21,219,031
		32,949,016
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	73,153	4,389,180

TOTAL TELECOMMUNICATION SERVICES		37,338,196

UTILITIES - 5.1%
Electric Utilities - 3.6%
Evergy, Inc.	149,100	8,363,019
Exelon Corp.	189,200	8,041,000
NextEra Energy, Inc.	70,467	11,806,041
PG&E Corp.	40,000	1,723,200
PPL Corp.	271,900	7,822,563
Vistra Energy Corp. (a)	168,900	3,817,140
		41,572,963
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	177,500	5,621,425
The AES Corp.	312,000	4,168,320
		9,789,745
Multi-Utilities - 0.6%
Sempra Energy	62,231	7,193,281

TOTAL UTILITIES		58,555,989

TOTAL COMMON STOCKS
(Cost $942,602,867)		1,093,846,772
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.81% to 1.89% 8/2/18 to 9/13/18 (b)
(Cost $728,868)	730,000	728,870
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $43,068,023)	43,059,412	43,068,023
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $986,399,758)		1,137,643,665
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,350,221
NET ASSETS - 100%		$1,138,993,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	44	Sept. 2018	$2,709,960	$44,359	$44,359

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $447,504.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$504,504
Fidelity Securities Lending Cash Central Fund	1,086
Total	$505,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$103,145,806	$103,145,806	$--	$--
Consumer Staples	72,010,113	72,010,113	--	--
Energy	121,752,910	121,752,910	--	--
Financials	260,647,476	260,647,476	--	--
Health Care	154,203,874	154,203,874	--	--
Industrials	72,978,606	68,860,626	4,117,980	--
Information Technology	115,459,906	115,459,906	--	--
Materials	46,999,817	46,999,817	--	--
Real Estate	50,754,079	50,754,079	--	--
Telecommunication Services	37,338,196	37,338,196	--	--
Utilities	58,555,989	58,555,989	--	--
U.S. Government and Government Agency Obligations	728,870	--	728,870	--
Money Market Funds	43,068,023	43,068,023	--	--
Total Investments in Securities:	$1,137,643,665	$1,132,796,815	$4,846,850	$--
Derivative Instruments:
Assets
Futures Contracts	$44,359	$44,359	$--	$--
Total Assets	$44,359	$44,359	$--	$--
Total Derivative Instruments:	$44,359	$44,359	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$44,359	$0
Total Equity Risk	44,359	0
Total Value of Derivatives	$44,359	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $943,331,735)	$1,094,575,642
Fidelity Central Funds (cost $43,068,023)	43,068,023
Total Investment in Securities (cost $986,399,758)		$1,137,643,665
Cash		16,928
Receivable for investments sold		9,488,615
Receivable for fund shares sold		103,388
Dividends receivable		831,749
Distributions receivable from Fidelity Central Funds		65,727
Receivable for daily variation margin on futures contracts		27,957
Other receivables		14,205
Total assets		1,148,192,234
Liabilities
Payable for investments purchased	$3,172,254
Payable for fund shares redeemed	6,010,778
Other payables and accrued expenses	15,316
Total liabilities		9,198,348
Net Assets		$1,138,993,886
Net Assets consist of:
Paid in capital		$909,136,509
Undistributed net investment income		12,308,215
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		66,260,896
Net unrealized appreciation (depreciation) on investments		151,288,266
Net Assets, for 86,580,013 shares outstanding		$1,138,993,886
Net Asset Value, offering price and redemption price per share ($1,138,993,886 ÷ 86,580,013 shares)		$13.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$11,824,546
Interest		6,690
Income from Fidelity Central Funds		505,590
Total income		12,336,826
Expenses
Custodian fees and expenses	$22,417
Independent trustees' fees and expenses	2,603
Commitment fees	1,549
Total expenses		26,569
Net investment income (loss)		12,310,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,555,998
Fidelity Central Funds	(8)
Foreign currency transactions	(16,349)
Futures contracts	(625,073)
Total net realized gain (loss)		70,914,568
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(100,357,719)
Fidelity Central Funds	(1)
Futures contracts	(338,455)
Total change in net unrealized appreciation (depreciation)		(100,696,175)
Net gain (loss)		(29,781,607)
Net increase (decrease) in net assets resulting from operations		$(17,471,350)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,310,257	$23,090,754
Net realized gain (loss)	70,914,568	65,341,700
Change in net unrealized appreciation (depreciation)	(100,696,175)	68,282,154
Net increase (decrease) in net assets resulting from operations	(17,471,350)	156,714,608
Distributions to shareholders from net investment income	(599,164)	(22,335,139)
Distributions to shareholders from net realized gain	(17,803,742)	(55,478,121)
Total distributions	(18,402,906)	(77,813,260)
Share transactions
Proceeds from sales of shares	46,022,073	109,860,281
Reinvestment of distributions	18,402,906	77,813,260
Cost of shares redeemed	(50,769,243)	(207,314,060)
Net increase (decrease) in net assets resulting from share transactions	13,655,736	(19,640,519)
Total increase (decrease) in net assets	(22,218,520)	59,260,829
Net Assets
Beginning of period	1,161,212,406	1,101,951,577
End of period	$1,138,993,886	$1,161,212,406
Other Information
Undistributed net investment income end of period	$12,308,215	$597,122
Shares
Sold	3,579,754	8,313,800
Issued in reinvestment of distributions	1,413,434	5,958,136
Redeemed	(3,971,833)	(15,632,209)
Net increase (decrease)	1,021,355	(1,360,273)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$12.68	$10.50	$12.82	$12.07	$10.72
Income from Investment Operations
Net investment income (loss)A	.14	.28B	.18	.17	.18	.14
Net realized and unrealized gain (loss)	(.33)	1.58	2.33	(.97)	1.50	1.88
Total from investment operations	(.19)	1.86	2.51	(.80)	1.68	2.02
Distributions from net investment income	(.01)	(.28)	(.19)	(.20)C	(.16)	(.12)
Distributions from net realized gain	(.21)	(.69)	(.15)	(1.32)C	(.76)	(.55)
Total distributions	(.22)	(.97)	(.33)D	(1.52)	(.93)E	(.67)
Net asset value, end of period	$13.16	$13.57	$12.68	$10.50	$12.82	$12.07
Total ReturnF,G	(1.42)%	15.03%	24.12%	(6.72)%	13.70%	18.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	.25%	.71%	.77%	.75%	.78%
Expenses net of fee waivers, if any	- %J,K	.25%	.71%	.76%	.75%	.78%
Expenses net of all reductions	- %J,K	.24%	.70%	.76%	.75%	.78%
Net investment income (loss)	2.21%J	2.10%B	1.53%	1.38%	1.35%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,138,994	$1,161,212	$1,101,952	$1,044,631	$1,201,298	$1,139,423
Portfolio turnover rateL	90%J	55%	48%	64%	55%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.145 per share.

 E Total distributions of $.93 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.762 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Advisor Series Equity Value Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Series Equity Value Fund	$1,020,173,406	$156,707,271	$(43,904,533)	$112,802,738
Fidelity Advisor Series Stock Selector Large Cap Value Fund	988,647,904	181,339,303	(32,299,183)	149,040,120

Fidelity Advisor Series Stock Selector Large Cap Value Fund elected to defer to its next fiscal year $3,267,459 of capital losses recognized during the period November 1, 2017 to January 31, 2018.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Series Equity Value Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,535,319 in this Subsidiary, representing .23% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Value Fund	177,874,703	167,756,102
Fidelity Advisor Series Stock Selector Large Cap Value Fund	495,771,157	477,279,620

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity Value Fund	$3,047
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,806

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 37,998,289 shares of Fidelity Advisor Series Equity Value Fund held by affiliated entities were redeemed in-kind for investments and cash with a value of $504,085,301. The Fund had a net realized gain of $135,786,829 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fidelity Advisor Series Equity Value Fund for certain losses in the amount of $11,859.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity Value Fund	$1,541
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,549

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Advisor Series Equity Value Fund	$27,474
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,086

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Advisor Series Equity Value Fund	$137

10. Proposed Reorganization.

The Board of Trustees of the Fidelity Advisor Series Equity Value Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fidelity Advisor Series Equity Value Fund and Fidelity Series Value Discovery Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fidelity Advisor Series Equity Value Fund in exchange for corresponding shares of Fidelity Series Value Discovery Fund equal in value to the net assets of the Fidelity Advisor Series Equity Value Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in September 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of the Fidelity Advisor Series Stock Selector Large Cap Value Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fidelity Advisor Series Stock Selector Large Cap Value Fund and Fidelity Series Stock Selector Large Cap Value Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fidelity Advisor Series Stock Selector Large Cap Value Fund in exchange for corresponding shares of Fidelity Series Stock Selector Large Cap Value Fund equal in value to the net assets of the Fidelity Advisor Series Stock Selector Large Cap Value Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in September 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Advisor Series Equity Value Fund	- %-C
Actual		$1,000.00	$977.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Advisor Series Stock Selector Large Cap Value Fund	- %-C
Actual		$1,000.00	$985.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Series Equity Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contracts with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for each fund; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved.

AEDTI-ALDTI-SANN-0918
1.956893.105

Fidelity Advisor® Stock Selector Large Cap Value Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

July 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector Large Cap Value Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Bank of America Corp.	3.6
Citigroup, Inc.	2.7
Berkshire Hathaway, Inc. Class B	2.3
Johnson & Johnson	2.2
Cisco Systems, Inc.	2.0
Pfizer, Inc.	2.0
Verizon Communications, Inc.	1.9
American International Group, Inc.	1.8
DowDuPont, Inc.	1.8
Capital One Financial Corp.	1.7
22.0

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	22.8
Health Care	13.8
Energy	10.7
Information Technology	9.7
Consumer Discretionary	8.7

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 11.1%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.5%
Delphi Technologies PLC	104,930	$4,739,688
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	62,429	3,557,829
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	81,350	12,815,879
Royal Caribbean Cruises Ltd.	41,380	4,666,009
U.S. Foods Holding Corp. (a)	16,900	571,389
		18,053,277
Household Durables - 0.9%
Lennar Corp. Class A	36,000	1,881,720
Mohawk Industries, Inc. (a)	42,650	8,033,554
		9,915,274
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	228,014	4,854,418
Media - 3.1%
Comcast Corp. Class A	300,740	10,760,477
Liberty Broadband Corp. Class C (a)	82,797	6,579,878
The Walt Disney Co.	132,900	15,092,124
		32,432,479
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	73,410	6,700,865
Specialty Retail - 0.5%
Burlington Stores, Inc. (a)	35,831	5,475,335
Textiles, Apparel& Luxury Goods - 0.6%
PVH Corp.	41,183	6,322,414

TOTAL CONSUMER DISCRETIONARY		92,051,579

CONSUMER STAPLES - 6.5%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	13,100	877,700
PepsiCo, Inc.	25,500	2,932,500
The Coca-Cola Co.	42,100	1,963,123
		5,773,323
Food & Staples Retailing - 0.9%
Walmart, Inc.	109,745	9,792,546
Food Products - 1.8%
ConAgra Foods, Inc.	65,300	2,397,163
General Mills, Inc.	28,600	1,317,316
Mondelez International, Inc.	194,300	8,428,734
The J.M. Smucker Co.	9,300	1,033,416
The Kraft Heinz Co.	61,400	3,699,350
Tyson Foods, Inc. Class A	29,100	1,677,615
		18,553,594
Household Products - 2.0%
Church & Dwight Co., Inc.	43,200	2,414,880
Colgate-Palmolive Co.	41,300	2,767,513
Procter & Gamble Co.	184,680	14,936,918
Spectrum Brands Holdings, Inc.	9,400	821,278
		20,940,589
Personal Products - 0.1%
Coty, Inc. Class A	80,300	1,076,823
Tobacco - 1.2%
Altria Group, Inc.	20,500	1,202,940
Philip Morris International, Inc.	135,500	11,693,650
		12,896,590

TOTAL CONSUMER STAPLES		69,033,465

ENERGY - 10.7%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	341,700	11,815,986
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	108,900	7,966,035
BP PLC sponsored ADR	194,900	8,788,041
Cenovus Energy, Inc.	918,600	9,215,305
Cheniere Energy, Inc. (a)	115,300	7,321,550
Chevron Corp.	115,900	14,634,693
ConocoPhillips Co.	230,500	16,635,185
Encana Corp.	646,900	8,926,360
Suncor Energy, Inc.	356,500	15,012,546
Valero Energy Corp.	115,500	13,669,425
		102,169,140

TOTAL ENERGY		113,985,126

FINANCIALS - 22.8%
Banks - 10.5%
Bank of America Corp.	1,227,100	37,892,848
Citigroup, Inc.	397,600	28,583,464
First Horizon National Corp.	382,400	6,841,136
Huntington Bancshares, Inc.	913,000	14,096,720
KeyCorp	260,000	5,426,200
U.S. Bancorp	89,300	4,733,793
Wells Fargo & Co.	252,800	14,482,912
		112,057,073
Capital Markets - 3.1%
BlackRock, Inc. Class A	13,100	6,586,156
E*TRADE Financial Corp. (a)	88,600	5,299,166
Goldman Sachs Group, Inc.	56,000	13,296,080
Northern Trust Corp.	43,000	4,696,460
TD Ameritrade Holding Corp.	46,400	2,651,760
		32,529,622
Consumer Finance - 2.8%
Capital One Financial Corp.	193,700	18,269,784
Discover Financial Services	60,500	4,320,305
SLM Corp. (a)	273,500	3,087,815
Synchrony Financial	131,000	3,791,140
		29,469,044
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	126,157	24,962,686
Insurance - 4.1%
American International Group, Inc.	349,300	19,284,853
Aspen Insurance Holdings Ltd.	30,700	1,241,815
Hartford Financial Services Group, Inc.	63,700	3,356,990
Kansas City Life Insurance Co. (b)	15,176	572,894
MetLife, Inc.	195,700	8,951,318
The Travelers Companies, Inc.	77,600	10,098,864
		43,506,734

TOTAL FINANCIALS		242,525,159

HEALTH CARE - 13.8%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	10,300	1,369,488
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	149,600	9,804,784
Baxter International, Inc.	74,400	5,390,280
Becton, Dickinson & Co.	24,800	6,209,176
Boston Scientific Corp. (a)	56,700	1,905,687
Medtronic PLC	127,320	11,488,084
		34,798,011
Health Care Providers & Services - 2.2%
Aetna, Inc.	23,700	4,464,843
Anthem, Inc.	17,300	4,376,900
Cigna Corp.	26,432	4,742,429
CVS Health Corp.	81,200	5,266,632
Express Scripts Holding Co. (a)	34,400	2,733,424
HCA Holdings, Inc.	16,900	2,099,487
		23,683,715
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	38,400	9,005,952
Pharmaceuticals - 7.4%
Allergan PLC	34,300	6,314,287
Bristol-Myers Squibb Co.	45,500	2,673,125
Jazz Pharmaceuticals PLC (a)	59,327	10,268,317
Johnson & Johnson	178,285	23,626,328
Merck & Co., Inc.	224,159	14,765,353
Pfizer, Inc.	520,771	20,794,386
		78,441,796

TOTAL HEALTH CARE		147,298,962

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
United Technologies Corp.	98,896	13,424,143
Airlines - 0.6%
American Airlines Group, Inc.	166,518	6,584,122
Construction & Engineering - 0.8%
AECOM (a)	264,730	8,884,339
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	100,286	5,452,550
Industrial Conglomerates - 1.1%
General Electric Co.	820,252	11,180,035
Honeywell International, Inc.	5,616	896,594
		12,076,629
Machinery - 0.1%
Caterpillar, Inc.	3,700	532,060
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	2,713	3,895,425
Professional Services - 0.4%
Nielsen Holdings PLC	185,600	4,372,736
Road & Rail - 0.7%
Norfolk Southern Corp.	44,458	7,513,402
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	147,199	6,473,812

TOTAL INDUSTRIALS		69,209,218

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	493,900	20,887,031
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	27,500	2,544,300
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	5,500	6,749,710
IT Services - 2.5%
Amdocs Ltd.	188,250	12,721,935
IBM Corp.	37,200	5,391,396
Leidos Holdings, Inc.	124,800	8,538,816
		26,652,147
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	20,800	4,612,816
Intel Corp.	110,000	5,291,000
NXP Semiconductors NV (a)	44,100	4,204,494
Qualcomm, Inc.	198,500	12,721,865
		26,830,175
Software - 1.6%
Microsoft Corp.	34,800	3,691,584
Oracle Corp.	277,300	13,221,664
		16,913,248
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	15,400	2,930,466

TOTAL INFORMATION TECHNOLOGY		103,507,077

MATERIALS - 4.1%
Chemicals - 3.3%
DowDuPont, Inc.	279,543	19,224,172
LyondellBasell Industries NV Class A	50,900	5,639,211
Nutrien Ltd.	104,900	5,697,186
Westlake Chemical Corp.	41,800	4,481,796
		35,042,365
Construction Materials - 0.4%
Eagle Materials, Inc.	38,500	3,824,975
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	94,200	4,264,434

TOTAL MATERIALS		43,131,774

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	15,300	2,268,072
Boston Properties, Inc.	52,700	6,615,431
Colony NorthStar, Inc.	336,444	2,072,495
Corporate Office Properties Trust (SBI)	98,800	2,938,312
Equity Residential (SBI)	79,700	5,214,771
Gaming & Leisure Properties	54,500	1,979,440
Prologis, Inc.	88,300	5,794,246
Public Storage	28,000	6,099,240
Safety Income and Growth, Inc.	131,952	2,348,746
Spirit Realty Capital, Inc.	377,800	3,162,186
Store Capital Corp.	99,118	2,720,789
The Macerich Co.	68,600	4,051,516
Welltower, Inc.	49,000	3,067,400
		48,332,644
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	29,300	1,459,140

TOTAL REAL ESTATE		49,791,784

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	349,829	11,184,033
Verizon Communications, Inc.	391,691	20,226,923
		31,410,956
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	69,822	4,189,320

TOTAL TELECOMMUNICATION SERVICES		35,600,276

UTILITIES - 5.2%
Electric Utilities - 3.7%
Evergy, Inc.	142,200	7,975,998
Exelon Corp.	180,300	7,662,750
NextEra Energy, Inc.	67,210	11,260,363
PG&E Corp.	38,200	1,645,656
PPL Corp.	259,300	7,460,061
Vistra Energy Corp. (a)	160,900	3,636,340
		39,641,168
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	169,100	5,355,397
The AES Corp.	297,380	3,972,997
		9,328,394
Multi-Utilities - 0.6%
Sempra Energy	59,350	6,860,267

TOTAL UTILITIES		55,829,829

TOTAL COMMON STOCKS
(Cost $988,545,955)		1,021,964,249
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.95% 9/20/18 to 10/18/18 (c)
(Cost $398,702)	400,000	398,697
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.96% (d)	35,317,113	$35,324,176
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	28,077	28,080
TOTAL MONEY MARKET FUNDS
(Cost $35,352,259)		35,352,256
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,024,296,916)		1,057,715,202
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,641,398
NET ASSETS - 100%		$1,064,356,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	137	Sept. 2018	$8,437,830	$80,224	$80,224

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,697.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$339,228
Fidelity Securities Lending Cash Central Fund	20,872
Total	$360,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,051,579	$92,051,579	$--	$--
Consumer Staples	69,033,465	69,033,465	--	--
Energy	113,985,126	113,985,126	--	--
Financials	242,525,159	242,525,159	--	--
Health Care	147,298,962	147,298,962	--	--
Industrials	69,209,218	65,313,793	3,895,425	--
Information Technology	103,507,077	103,507,077	--	--
Materials	43,131,774	43,131,774	--	--
Real Estate	49,791,784	49,791,784	--	--
Telecommunication Services	35,600,276	35,600,276	--	--
Utilities	55,829,829	55,829,829	--	--
U.S. Government and Government Agency Obligations	398,697	--	398,697	--
Money Market Funds	35,352,256	35,352,256	--	--
Total Investments in Securities:	$1,057,715,202	$1,053,421,080	$4,294,122	$--
Derivative Instruments:
Assets
Futures Contracts	$80,224	$80,224	$--	$--
Total Assets	$80,224	$80,224	$--	$--
Total Derivative Instruments:	$80,224	$80,224	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$80,224	$0
Total Equity Risk	80,224	0
Total Value of Derivatives	$80,224	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Canada	3.7%
Ireland	2.7%
United Kingdom	1.2%
Bailiwick of Guernsey	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,425) — See accompanying schedule: Unaffiliated issuers (cost $988,944,657)	$1,022,362,946
Fidelity Central Funds (cost $35,352,259)	35,352,256
Total Investment in Securities (cost $1,024,296,916)		$1,057,715,202
Receivable for investments sold		25,126,443
Receivable for fund shares sold		523,669
Dividends receivable		807,301
Distributions receivable from Fidelity Central Funds		51,962
Receivable for daily variation margin for on futures contracts		19,805
Prepaid expenses		2,651
Other receivables		36,105
Total assets		1,084,283,138
Liabilities
Payable to custodian bank	$1,861,634
Payable for investments purchased	1,651,495
Payable for fund shares redeemed	15,737,565
Accrued management fee	402,880
Distribution and service plan fees payable	17,305
Other affiliated payables	186,233
Other payables and accrued expenses	42,301
Collateral on securities loaned	27,125
Total liabilities		19,926,538
Net Assets		$1,064,356,600
Net Assets consist of:
Paid in capital		$965,494,119
Undistributed net investment income		7,524,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		57,839,464
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,498,559
Net Assets		$1,064,356,600
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,391,670 ÷ 1,213,913 shares)		$20.92
Maximum offering price per share (100/94.25 of $20.92)		$22.20
Class M:
Net Asset Value and redemption price per share ($10,313,380 ÷ 494,409 shares)		$20.86
Maximum offering price per share (100/96.50 of $20.86)		$21.62
Class C:
Net Asset Value and offering price per share ($9,347,537 ÷ 458,519 shares)(a)		$20.39
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($908,768,891 ÷ 43,086,564 shares)		$21.09
Class I:
Net Asset Value, offering price and redemption price per share ($110,059,160 ÷ 5,249,459 shares)		$20.97
Class Z:
Net Asset Value, offering price and redemption price per share ($475,962 ÷ 22,662 shares)		$21.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$10,808,953
Interest		3,357
Income from Fidelity Central Funds		360,100
Total income		11,172,410
Expenses
Management fee
Basic fee	$2,895,643
Performance adjustment	(500,822)
Transfer agent fees	949,090
Distribution and service plan fees	104,308
Accounting and security lending fees	176,599
Custodian fees and expenses	18,700
Independent trustees' fees and expenses	2,542
Registration fees	40,264
Audit	28,995
Legal	4,060
Miscellaneous	4,516
Total expenses before reductions	3,723,895
Expense reductions	(74,698)
Total expenses after reductions		3,649,197
Net investment income (loss)		7,523,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,115,212
Fidelity Central Funds	(405)
Foreign currency transactions	(15,979)
Futures contracts	253,278
Total net realized gain (loss)		62,352,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(89,232,710)
Fidelity Central Funds	733
Assets and liabilities in foreign currencies	(1,023)
Futures contracts	(39,622)
Total change in net unrealized appreciation (depreciation)		(89,272,622)
Net gain (loss)		(26,920,516)
Net increase (decrease) in net assets resulting from operations		$(19,397,303)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,523,213	$15,900,448
Net realized gain (loss)	62,352,106	95,916,836
Change in net unrealized appreciation (depreciation)	(89,272,622)	43,245,181
Net increase (decrease) in net assets resulting from operations	(19,397,303)	155,062,465
Distributions to shareholders from net investment income	–	(12,317,467)
Share transactions - net increase (decrease)	(73,068,884)	246,522,959
Total increase (decrease) in net assets	(92,466,187)	389,267,957
Net Assets
Beginning of period	1,156,822,787	767,554,830
End of period	$1,064,356,600	$1,156,822,787
Other Information
Undistributed net investment income end of period	$7,524,458	$1,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.26	$18.63	$15.37	$16.41	$14.72	$12.43
Income from Investment Operations
Net investment income (loss)A	.12	.25B	.19	.15	.15	.13
Net realized and unrealized gain (loss)	(.46)	2.54	3.27	(1.03)	1.65	2.35
Total from investment operations	(.34)	2.79	3.46	(.88)	1.80	2.48
Distributions from net investment income	–	(.16)	(.20)	(.16)	(.11)	(.15)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.16)	(.20)	(.16)	(.11)	(.19)C
Net asset value, end of period	$20.92	$21.26	$18.63	$15.37	$16.41	$14.72
Total ReturnD,E,F	(1.60)%	15.02%	22.48%	(5.40)%	12.25%	20.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	1.02%	1.05%	1.10%	1.07%	1.00%
Expenses net of fee waivers, if any	.96%I	1.02%	1.05%	1.10%	1.07%	1.00%
Expenses net of all reductions	.94%I	1.01%	1.05%	1.09%	1.07%	1.00%
Net investment income (loss)	1.14%I	1.27%B	1.10%	.90%	.94%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$25,392	$27,297	$31,054	$24,201	$26,536	$21,266
Portfolio turnover rateJ	109%I	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$18.61	$15.36	$16.40	$14.71	$12.44
Income from Investment Operations
Net investment income (loss)A	.08	.19B	.13	.10	.10	.09
Net realized and unrealized gain (loss)	(.46)	2.54	3.26	(1.03)	1.66	2.34
Total from investment operations	(.38)	2.73	3.39	(.93)	1.76	2.43
Distributions from net investment income	–	(.10)	(.14)	(.11)	(.07)	(.11)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.10)	(.14)	(.11)	(.07)	(.16)
Net asset value, end of period	$20.86	$21.24	$18.61	$15.36	$16.40	$14.71
Total ReturnC,D,E	(1.79)%	14.70%	22.04%	(5.71)%	11.95%	19.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%H	1.34%	1.39%	1.42%	1.39%	1.32%
Expenses net of fee waivers, if any	1.28%H	1.34%	1.39%	1.42%	1.39%	1.32%
Expenses net of all reductions	1.27%H	1.33%	1.39%	1.41%	1.39%	1.31%
Net investment income (loss)	.82%H	.95%B	.76%	.58%	.62%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$10,313	$10,615	$10,704	$9,515	$10,469	$8,244
Portfolio turnover rateI	109%H	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.81	$18.25	$15.09	$16.18	$14.53	$12.30
Income from Investment Operations
Net investment income (loss)A	.03	.08B	.05	.01	.02	.02
Net realized and unrealized gain (loss)	(.45)	2.49	3.18	(1.00)	1.63	2.31
Total from investment operations	(.42)	2.57	3.23	(.99)	1.65	2.33
Distributions from net investment income	–	(.01)	(.07)	(.10)	–	(.05)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.01)	(.07)	(.10)	–	(.10)
Net asset value, end of period	$20.39	$20.81	$18.25	$15.09	$16.18	$14.53
Total ReturnC,D,E	(2.02)%	14.07%	21.43%	(6.13)%	11.36%	18.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.86%	1.88%	1.93%	1.89%	1.81%
Expenses net of fee waivers, if any	1.80%H	1.85%	1.88%	1.93%	1.89%	1.80%
Expenses net of all reductions	1.79%H	1.85%	1.87%	1.93%	1.89%	1.80%
Net investment income (loss)	.30%H	.43%B	.27%	.07%	.12%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$9,348	$10,703	$10,802	$8,956	$10,118	$7,789
Portfolio turnover rateI	109%H	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.41	$18.76	$15.47	$16.51	$14.81	$12.51
Income from Investment Operations
Net investment income (loss)A	.15	.31B	.24	.20	.20	.17
Net realized and unrealized gain (loss)	(.47)	2.57	3.29	(1.03)	1.66	2.37
Total from investment operations	(.32)	2.88	3.53	(.83)	1.86	2.54
Distributions from net investment income	–	(.23)	(.24)	(.21)	(.16)	(.19)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.23)	(.24)	(.21)	(.16)	(.24)
Net asset value, end of period	$21.09	$21.41	$18.76	$15.47	$16.51	$14.81
Total ReturnC,D	(1.49)%	15.39%	22.82%	(5.10)%	12.54%	20.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.73%	.77%	.81%	.78%	.72%
Expenses net of fee waivers, if any	.67%G	.73%	.77%	.81%	.78%	.72%
Expenses net of all reductions	.66%G	.72%	.76%	.80%	.78%	.71%
Net investment income (loss)	1.43%G	1.56%B	1.38%	1.19%	1.23%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$908,769	$989,001	$703,722	$644,182	$761,542	$518,206
Portfolio turnover rateH	109%G	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.28	$18.66	$15.40	$16.44	$14.74	$12.46
Income from Investment Operations
Net investment income (loss)A	.14	.30B	.23	.20	.20	.17
Net realized and unrealized gain (loss)	(.45)	2.55	3.27	(1.04)	1.66	2.35
Total from investment operations	(.31)	2.85	3.50	(.84)	1.86	2.52
Distributions from net investment income	–	(.23)	(.24)	(.20)	(.16)	(.19)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.23)	(.24)	(.20)	(.16)	(.24)
Net asset value, end of period	$20.97	$21.28	$18.66	$15.40	$16.44	$14.74
Total ReturnC,D	(1.46)%	15.33%	22.72%	(5.14)%	12.58%	20.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.76%	.84%	.82%	.81%	.73%
Expenses net of fee waivers, if any	.69%G	.76%	.84%	.82%	.81%	.73%
Expenses net of all reductions	.68%G	.75%	.84%	.81%	.81%	.73%
Net investment income (loss)	1.41%G	1.53%B	1.30%	1.18%	1.20%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$110,059	$118,319	$11,273	$6,164	$9,544	$3,881
Portfolio turnover rateH	109%G	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018A
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$18.64
Income from Investment Operations
Net investment income (loss)B	.16	.34C
Net realized and unrealized gain (loss)	(.46)	2.57
Total from investment operations	(.30)	2.91
Distributions from net investment income	–	(.25)
Distributions from net realized gain	–	–
Total distributions	–	(.25)
Net asset value, end of period	$21.00	$21.30
Total ReturnD,E	(1.41)%	15.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.60%
Expenses net of fee waivers, if any	.54%H	.60%
Expenses net of all reductions	.53%H	.59%
Net investment income (loss)	1.55%H	1.68%C
Supplemental Data
Net assets, end of period (000 omitted)	$476	$888
Portfolio turnover rateI	109%H	90%

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,253,136
Gross unrealized depreciation	(46,157,543)
Net unrealized appreciation (depreciation)	$28,095,593
Tax cost	$1,029,699,833

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $564,308,786 and $614,362,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32,312	$1,344
Class M	.25%	.25%	24,860	230
Class C	.75%	.25%	47,136	1,188
			$104,308	$2,762

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,733
Class M	1,031
Class C(a)	376
$4,140

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,199.21
Class M	13,972.28
Class C	14,174.30
Stock Selector Large Cap Value	786,488.17
Class I	107,129.19
Class Z	128.05
	$949,090

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,613 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,872, including $606 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,000 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,698.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$–	$213,926
Class M	–	51,493
Class C	–	3,631
Stock Selector Large Cap Value	–	10,768,661
Class I	–	1,276,155
Class Z	–	3,601
Total	$–	$12,317,467

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	72,681	142,643	$1,472,848	$2,774,911
Reinvestment of distributions	–	10,056	–	204,781
Shares redeemed	(142,690)	(535,801)	(2,923,076)	(10,491,253)
Net increase (decrease)	(70,009)	(383,102)	$(1,450,228)	$(7,511,561)
Class M
Shares sold	39,132	50,024	$793,251	$973,280
Reinvestment of distributions	–	2,521	–	51,356
Shares redeemed	(44,579)	(127,746)	(903,713)	(2,483,907)
Net increase (decrease)	(5,447)	(75,201)	$(110,462)	$(1,459,271)
Class C
Shares sold	20,489	70,502	$407,229	$1,337,012
Reinvestment of distributions	–	177	–	3,538
Shares redeemed	(76,338)	(148,280)	(1,504,707)	(2,819,699)
Net increase (decrease)	(55,849)	(77,601)	$(1,097,478)	$(1,479,149)
Stock Selector Large Cap Value
Shares sold	1,592,213	26,144,587	$32,324,288	$507,261,485
Reinvestment of distributions	–	514,761	–	10,548,864
Shares redeemed	(4,706,085)	(17,968,756)	(96,018,476)	(356,628,139)
Net increase (decrease)	(3,113,872)	8,690,592	$(63,694,188)	$161,182,210
Class I
Shares sold	259,260	6,091,211	$5,233,522	$117,544,858
Reinvestment of distributions	–	59,129	–	1,206,146
Shares redeemed	(569,551)	(1,194,545)	(11,563,291)	(23,802,625)
Net increase (decrease)	(310,291)	4,955,795	$(6,329,769)	$94,948,379
Class Z
Shares sold	43,061	43,042	$879,109	$869,605
Reinvestment of distributions	–	149	–	3,036
Shares redeemed	(62,095)	(1,495)	(1,265,868)	(30,290)
Net increase (decrease)	(19,034)	41,696	$(386,759)	$842,351

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.96%
Actual		$1,000.00	$984.00	$4.72
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class M	1.28%
Actual		$1,000.00	$982.10	$6.29
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class C	1.80%
Actual		$1,000.00	$979.80	$8.84
Hypothetical-C		$1,000.00	$1,015.87	$9.00
Stock Selector Large Cap Value	.67%
Actual		$1,000.00	$985.10	$3.30
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class I	.69%
Actual		$1,000.00	$985.40	$3.40
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class Z	.54%
Actual		$1,000.00	$985.90	$2.66
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Stock Selector Large Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

ALCV-SANN-0918
1.838402.109

Fidelity® Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Bank of America Corp.	3.6
Citigroup, Inc.	2.7
Berkshire Hathaway, Inc. Class B	2.3
Johnson & Johnson	2.2
Cisco Systems, Inc.	2.0
Pfizer, Inc.	2.0
Verizon Communications, Inc.	1.9
American International Group, Inc.	1.8
DowDuPont, Inc.	1.8
Capital One Financial Corp.	1.7
22.0

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	22.8
Health Care	13.8
Energy	10.7
Information Technology	9.7
Consumer Discretionary	8.7

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 11.1%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.5%
Delphi Technologies PLC	104,930	$4,739,688
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	62,429	3,557,829
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	81,350	12,815,879
Royal Caribbean Cruises Ltd.	41,380	4,666,009
U.S. Foods Holding Corp. (a)	16,900	571,389
		18,053,277
Household Durables - 0.9%
Lennar Corp. Class A	36,000	1,881,720
Mohawk Industries, Inc. (a)	42,650	8,033,554
		9,915,274
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	228,014	4,854,418
Media - 3.1%
Comcast Corp. Class A	300,740	10,760,477
Liberty Broadband Corp. Class C (a)	82,797	6,579,878
The Walt Disney Co.	132,900	15,092,124
		32,432,479
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	73,410	6,700,865
Specialty Retail - 0.5%
Burlington Stores, Inc. (a)	35,831	5,475,335
Textiles, Apparel& Luxury Goods - 0.6%
PVH Corp.	41,183	6,322,414

TOTAL CONSUMER DISCRETIONARY		92,051,579

CONSUMER STAPLES - 6.5%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	13,100	877,700
PepsiCo, Inc.	25,500	2,932,500
The Coca-Cola Co.	42,100	1,963,123
		5,773,323
Food & Staples Retailing - 0.9%
Walmart, Inc.	109,745	9,792,546
Food Products - 1.8%
ConAgra Foods, Inc.	65,300	2,397,163
General Mills, Inc.	28,600	1,317,316
Mondelez International, Inc.	194,300	8,428,734
The J.M. Smucker Co.	9,300	1,033,416
The Kraft Heinz Co.	61,400	3,699,350
Tyson Foods, Inc. Class A	29,100	1,677,615
		18,553,594
Household Products - 2.0%
Church & Dwight Co., Inc.	43,200	2,414,880
Colgate-Palmolive Co.	41,300	2,767,513
Procter & Gamble Co.	184,680	14,936,918
Spectrum Brands Holdings, Inc.	9,400	821,278
		20,940,589
Personal Products - 0.1%
Coty, Inc. Class A	80,300	1,076,823
Tobacco - 1.2%
Altria Group, Inc.	20,500	1,202,940
Philip Morris International, Inc.	135,500	11,693,650
		12,896,590

TOTAL CONSUMER STAPLES		69,033,465

ENERGY - 10.7%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	341,700	11,815,986
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	108,900	7,966,035
BP PLC sponsored ADR	194,900	8,788,041
Cenovus Energy, Inc.	918,600	9,215,305
Cheniere Energy, Inc. (a)	115,300	7,321,550
Chevron Corp.	115,900	14,634,693
ConocoPhillips Co.	230,500	16,635,185
Encana Corp.	646,900	8,926,360
Suncor Energy, Inc.	356,500	15,012,546
Valero Energy Corp.	115,500	13,669,425
		102,169,140

TOTAL ENERGY		113,985,126

FINANCIALS - 22.8%
Banks - 10.5%
Bank of America Corp.	1,227,100	37,892,848
Citigroup, Inc.	397,600	28,583,464
First Horizon National Corp.	382,400	6,841,136
Huntington Bancshares, Inc.	913,000	14,096,720
KeyCorp	260,000	5,426,200
U.S. Bancorp	89,300	4,733,793
Wells Fargo & Co.	252,800	14,482,912
		112,057,073
Capital Markets - 3.1%
BlackRock, Inc. Class A	13,100	6,586,156
E*TRADE Financial Corp. (a)	88,600	5,299,166
Goldman Sachs Group, Inc.	56,000	13,296,080
Northern Trust Corp.	43,000	4,696,460
TD Ameritrade Holding Corp.	46,400	2,651,760
		32,529,622
Consumer Finance - 2.8%
Capital One Financial Corp.	193,700	18,269,784
Discover Financial Services	60,500	4,320,305
SLM Corp. (a)	273,500	3,087,815
Synchrony Financial	131,000	3,791,140
		29,469,044
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	126,157	24,962,686
Insurance - 4.1%
American International Group, Inc.	349,300	19,284,853
Aspen Insurance Holdings Ltd.	30,700	1,241,815
Hartford Financial Services Group, Inc.	63,700	3,356,990
Kansas City Life Insurance Co. (b)	15,176	572,894
MetLife, Inc.	195,700	8,951,318
The Travelers Companies, Inc.	77,600	10,098,864
		43,506,734

TOTAL FINANCIALS		242,525,159

HEALTH CARE - 13.8%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	10,300	1,369,488
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	149,600	9,804,784
Baxter International, Inc.	74,400	5,390,280
Becton, Dickinson & Co.	24,800	6,209,176
Boston Scientific Corp. (a)	56,700	1,905,687
Medtronic PLC	127,320	11,488,084
		34,798,011
Health Care Providers & Services - 2.2%
Aetna, Inc.	23,700	4,464,843
Anthem, Inc.	17,300	4,376,900
Cigna Corp.	26,432	4,742,429
CVS Health Corp.	81,200	5,266,632
Express Scripts Holding Co. (a)	34,400	2,733,424
HCA Holdings, Inc.	16,900	2,099,487
		23,683,715
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	38,400	9,005,952
Pharmaceuticals - 7.4%
Allergan PLC	34,300	6,314,287
Bristol-Myers Squibb Co.	45,500	2,673,125
Jazz Pharmaceuticals PLC (a)	59,327	10,268,317
Johnson & Johnson	178,285	23,626,328
Merck & Co., Inc.	224,159	14,765,353
Pfizer, Inc.	520,771	20,794,386
		78,441,796

TOTAL HEALTH CARE		147,298,962

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
United Technologies Corp.	98,896	13,424,143
Airlines - 0.6%
American Airlines Group, Inc.	166,518	6,584,122
Construction & Engineering - 0.8%
AECOM (a)	264,730	8,884,339
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	100,286	5,452,550
Industrial Conglomerates - 1.1%
General Electric Co.	820,252	11,180,035
Honeywell International, Inc.	5,616	896,594
		12,076,629
Machinery - 0.1%
Caterpillar, Inc.	3,700	532,060
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	2,713	3,895,425
Professional Services - 0.4%
Nielsen Holdings PLC	185,600	4,372,736
Road & Rail - 0.7%
Norfolk Southern Corp.	44,458	7,513,402
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	147,199	6,473,812

TOTAL INDUSTRIALS		69,209,218

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	493,900	20,887,031
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	27,500	2,544,300
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	5,500	6,749,710
IT Services - 2.5%
Amdocs Ltd.	188,250	12,721,935
IBM Corp.	37,200	5,391,396
Leidos Holdings, Inc.	124,800	8,538,816
		26,652,147
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	20,800	4,612,816
Intel Corp.	110,000	5,291,000
NXP Semiconductors NV (a)	44,100	4,204,494
Qualcomm, Inc.	198,500	12,721,865
		26,830,175
Software - 1.6%
Microsoft Corp.	34,800	3,691,584
Oracle Corp.	277,300	13,221,664
		16,913,248
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	15,400	2,930,466

TOTAL INFORMATION TECHNOLOGY		103,507,077

MATERIALS - 4.1%
Chemicals - 3.3%
DowDuPont, Inc.	279,543	19,224,172
LyondellBasell Industries NV Class A	50,900	5,639,211
Nutrien Ltd.	104,900	5,697,186
Westlake Chemical Corp.	41,800	4,481,796
		35,042,365
Construction Materials - 0.4%
Eagle Materials, Inc.	38,500	3,824,975
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	94,200	4,264,434

TOTAL MATERIALS		43,131,774

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	15,300	2,268,072
Boston Properties, Inc.	52,700	6,615,431
Colony NorthStar, Inc.	336,444	2,072,495
Corporate Office Properties Trust (SBI)	98,800	2,938,312
Equity Residential (SBI)	79,700	5,214,771
Gaming & Leisure Properties	54,500	1,979,440
Prologis, Inc.	88,300	5,794,246
Public Storage	28,000	6,099,240
Safety Income and Growth, Inc.	131,952	2,348,746
Spirit Realty Capital, Inc.	377,800	3,162,186
Store Capital Corp.	99,118	2,720,789
The Macerich Co.	68,600	4,051,516
Welltower, Inc.	49,000	3,067,400
		48,332,644
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	29,300	1,459,140

TOTAL REAL ESTATE		49,791,784

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	349,829	11,184,033
Verizon Communications, Inc.	391,691	20,226,923
		31,410,956
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	69,822	4,189,320

TOTAL TELECOMMUNICATION SERVICES		35,600,276

UTILITIES - 5.2%
Electric Utilities - 3.7%
Evergy, Inc.	142,200	7,975,998
Exelon Corp.	180,300	7,662,750
NextEra Energy, Inc.	67,210	11,260,363
PG&E Corp.	38,200	1,645,656
PPL Corp.	259,300	7,460,061
Vistra Energy Corp. (a)	160,900	3,636,340
		39,641,168
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	169,100	5,355,397
The AES Corp.	297,380	3,972,997
		9,328,394
Multi-Utilities - 0.6%
Sempra Energy	59,350	6,860,267

TOTAL UTILITIES		55,829,829

TOTAL COMMON STOCKS
(Cost $988,545,955)		1,021,964,249
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.95% 9/20/18 to 10/18/18 (c)
(Cost $398,702)	400,000	398,697
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.96% (d)	35,317,113	$35,324,176
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	28,077	28,080
TOTAL MONEY MARKET FUNDS
(Cost $35,352,259)		35,352,256
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,024,296,916)		1,057,715,202
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,641,398
NET ASSETS - 100%		$1,064,356,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	137	Sept. 2018	$8,437,830	$80,224	$80,224

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,697.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$339,228
Fidelity Securities Lending Cash Central Fund	20,872
Total	$360,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,051,579	$92,051,579	$--	$--
Consumer Staples	69,033,465	69,033,465	--	--
Energy	113,985,126	113,985,126	--	--
Financials	242,525,159	242,525,159	--	--
Health Care	147,298,962	147,298,962	--	--
Industrials	69,209,218	65,313,793	3,895,425	--
Information Technology	103,507,077	103,507,077	--	--
Materials	43,131,774	43,131,774	--	--
Real Estate	49,791,784	49,791,784	--	--
Telecommunication Services	35,600,276	35,600,276	--	--
Utilities	55,829,829	55,829,829	--	--
U.S. Government and Government Agency Obligations	398,697	--	398,697	--
Money Market Funds	35,352,256	35,352,256	--	--
Total Investments in Securities:	$1,057,715,202	$1,053,421,080	$4,294,122	$--
Derivative Instruments:
Assets
Futures Contracts	$80,224	$80,224	$--	$--
Total Assets	$80,224	$80,224	$--	$--
Total Derivative Instruments:	$80,224	$80,224	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$80,224	$0
Total Equity Risk	80,224	0
Total Value of Derivatives	$80,224	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Canada	3.7%
Ireland	2.7%
United Kingdom	1.2%
Bailiwick of Guernsey	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,425) — See accompanying schedule: Unaffiliated issuers (cost $988,944,657)	$1,022,362,946
Fidelity Central Funds (cost $35,352,259)	35,352,256
Total Investment in Securities (cost $1,024,296,916)		$1,057,715,202
Receivable for investments sold		25,126,443
Receivable for fund shares sold		523,669
Dividends receivable		807,301
Distributions receivable from Fidelity Central Funds		51,962
Receivable for daily variation margin for on futures contracts		19,805
Prepaid expenses		2,651
Other receivables		36,105
Total assets		1,084,283,138
Liabilities
Payable to custodian bank	$1,861,634
Payable for investments purchased	1,651,495
Payable for fund shares redeemed	15,737,565
Accrued management fee	402,880
Distribution and service plan fees payable	17,305
Other affiliated payables	186,233
Other payables and accrued expenses	42,301
Collateral on securities loaned	27,125
Total liabilities		19,926,538
Net Assets		$1,064,356,600
Net Assets consist of:
Paid in capital		$965,494,119
Undistributed net investment income		7,524,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		57,839,464
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,498,559
Net Assets		$1,064,356,600
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,391,670 ÷ 1,213,913 shares)		$20.92
Maximum offering price per share (100/94.25 of $20.92)		$22.20
Class M:
Net Asset Value and redemption price per share ($10,313,380 ÷ 494,409 shares)		$20.86
Maximum offering price per share (100/96.50 of $20.86)		$21.62
Class C:
Net Asset Value and offering price per share ($9,347,537 ÷ 458,519 shares)(a)		$20.39
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($908,768,891 ÷ 43,086,564 shares)		$21.09
Class I:
Net Asset Value, offering price and redemption price per share ($110,059,160 ÷ 5,249,459 shares)		$20.97
Class Z:
Net Asset Value, offering price and redemption price per share ($475,962 ÷ 22,662 shares)		$21.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$10,808,953
Interest		3,357
Income from Fidelity Central Funds		360,100
Total income		11,172,410
Expenses
Management fee
Basic fee	$2,895,643
Performance adjustment	(500,822)
Transfer agent fees	949,090
Distribution and service plan fees	104,308
Accounting and security lending fees	176,599
Custodian fees and expenses	18,700
Independent trustees' fees and expenses	2,542
Registration fees	40,264
Audit	28,995
Legal	4,060
Miscellaneous	4,516
Total expenses before reductions	3,723,895
Expense reductions	(74,698)
Total expenses after reductions		3,649,197
Net investment income (loss)		7,523,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,115,212
Fidelity Central Funds	(405)
Foreign currency transactions	(15,979)
Futures contracts	253,278
Total net realized gain (loss)		62,352,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(89,232,710)
Fidelity Central Funds	733
Assets and liabilities in foreign currencies	(1,023)
Futures contracts	(39,622)
Total change in net unrealized appreciation (depreciation)		(89,272,622)
Net gain (loss)		(26,920,516)
Net increase (decrease) in net assets resulting from operations		$(19,397,303)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,523,213	$15,900,448
Net realized gain (loss)	62,352,106	95,916,836
Change in net unrealized appreciation (depreciation)	(89,272,622)	43,245,181
Net increase (decrease) in net assets resulting from operations	(19,397,303)	155,062,465
Distributions to shareholders from net investment income	–	(12,317,467)
Share transactions - net increase (decrease)	(73,068,884)	246,522,959
Total increase (decrease) in net assets	(92,466,187)	389,267,957
Net Assets
Beginning of period	1,156,822,787	767,554,830
End of period	$1,064,356,600	$1,156,822,787
Other Information
Undistributed net investment income end of period	$7,524,458	$1,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.26	$18.63	$15.37	$16.41	$14.72	$12.43
Income from Investment Operations
Net investment income (loss)A	.12	.25B	.19	.15	.15	.13
Net realized and unrealized gain (loss)	(.46)	2.54	3.27	(1.03)	1.65	2.35
Total from investment operations	(.34)	2.79	3.46	(.88)	1.80	2.48
Distributions from net investment income	–	(.16)	(.20)	(.16)	(.11)	(.15)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.16)	(.20)	(.16)	(.11)	(.19)C
Net asset value, end of period	$20.92	$21.26	$18.63	$15.37	$16.41	$14.72
Total ReturnD,E,F	(1.60)%	15.02%	22.48%	(5.40)%	12.25%	20.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	1.02%	1.05%	1.10%	1.07%	1.00%
Expenses net of fee waivers, if any	.96%I	1.02%	1.05%	1.10%	1.07%	1.00%
Expenses net of all reductions	.94%I	1.01%	1.05%	1.09%	1.07%	1.00%
Net investment income (loss)	1.14%I	1.27%B	1.10%	.90%	.94%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$25,392	$27,297	$31,054	$24,201	$26,536	$21,266
Portfolio turnover rateJ	109%I	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$18.61	$15.36	$16.40	$14.71	$12.44
Income from Investment Operations
Net investment income (loss)A	.08	.19B	.13	.10	.10	.09
Net realized and unrealized gain (loss)	(.46)	2.54	3.26	(1.03)	1.66	2.34
Total from investment operations	(.38)	2.73	3.39	(.93)	1.76	2.43
Distributions from net investment income	–	(.10)	(.14)	(.11)	(.07)	(.11)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.10)	(.14)	(.11)	(.07)	(.16)
Net asset value, end of period	$20.86	$21.24	$18.61	$15.36	$16.40	$14.71
Total ReturnC,D,E	(1.79)%	14.70%	22.04%	(5.71)%	11.95%	19.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%H	1.34%	1.39%	1.42%	1.39%	1.32%
Expenses net of fee waivers, if any	1.28%H	1.34%	1.39%	1.42%	1.39%	1.32%
Expenses net of all reductions	1.27%H	1.33%	1.39%	1.41%	1.39%	1.31%
Net investment income (loss)	.82%H	.95%B	.76%	.58%	.62%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$10,313	$10,615	$10,704	$9,515	$10,469	$8,244
Portfolio turnover rateI	109%H	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.81	$18.25	$15.09	$16.18	$14.53	$12.30
Income from Investment Operations
Net investment income (loss)A	.03	.08B	.05	.01	.02	.02
Net realized and unrealized gain (loss)	(.45)	2.49	3.18	(1.00)	1.63	2.31
Total from investment operations	(.42)	2.57	3.23	(.99)	1.65	2.33
Distributions from net investment income	–	(.01)	(.07)	(.10)	–	(.05)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.01)	(.07)	(.10)	–	(.10)
Net asset value, end of period	$20.39	$20.81	$18.25	$15.09	$16.18	$14.53
Total ReturnC,D,E	(2.02)%	14.07%	21.43%	(6.13)%	11.36%	18.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.86%	1.88%	1.93%	1.89%	1.81%
Expenses net of fee waivers, if any	1.80%H	1.85%	1.88%	1.93%	1.89%	1.80%
Expenses net of all reductions	1.79%H	1.85%	1.87%	1.93%	1.89%	1.80%
Net investment income (loss)	.30%H	.43%B	.27%	.07%	.12%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$9,348	$10,703	$10,802	$8,956	$10,118	$7,789
Portfolio turnover rateI	109%H	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.41	$18.76	$15.47	$16.51	$14.81	$12.51
Income from Investment Operations
Net investment income (loss)A	.15	.31B	.24	.20	.20	.17
Net realized and unrealized gain (loss)	(.47)	2.57	3.29	(1.03)	1.66	2.37
Total from investment operations	(.32)	2.88	3.53	(.83)	1.86	2.54
Distributions from net investment income	–	(.23)	(.24)	(.21)	(.16)	(.19)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.23)	(.24)	(.21)	(.16)	(.24)
Net asset value, end of period	$21.09	$21.41	$18.76	$15.47	$16.51	$14.81
Total ReturnC,D	(1.49)%	15.39%	22.82%	(5.10)%	12.54%	20.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.73%	.77%	.81%	.78%	.72%
Expenses net of fee waivers, if any	.67%G	.73%	.77%	.81%	.78%	.72%
Expenses net of all reductions	.66%G	.72%	.76%	.80%	.78%	.71%
Net investment income (loss)	1.43%G	1.56%B	1.38%	1.19%	1.23%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$908,769	$989,001	$703,722	$644,182	$761,542	$518,206
Portfolio turnover rateH	109%G	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.28	$18.66	$15.40	$16.44	$14.74	$12.46
Income from Investment Operations
Net investment income (loss)A	.14	.30B	.23	.20	.20	.17
Net realized and unrealized gain (loss)	(.45)	2.55	3.27	(1.04)	1.66	2.35
Total from investment operations	(.31)	2.85	3.50	(.84)	1.86	2.52
Distributions from net investment income	–	(.23)	(.24)	(.20)	(.16)	(.19)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	(.23)	(.24)	(.20)	(.16)	(.24)
Net asset value, end of period	$20.97	$21.28	$18.66	$15.40	$16.44	$14.74
Total ReturnC,D	(1.46)%	15.33%	22.72%	(5.14)%	12.58%	20.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.76%	.84%	.82%	.81%	.73%
Expenses net of fee waivers, if any	.69%G	.76%	.84%	.82%	.81%	.73%
Expenses net of all reductions	.68%G	.75%	.84%	.81%	.81%	.73%
Net investment income (loss)	1.41%G	1.53%B	1.30%	1.18%	1.20%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$110,059	$118,319	$11,273	$6,164	$9,544	$3,881
Portfolio turnover rateH	109%G	90%	51%	67%	60%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018A
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$18.64
Income from Investment Operations
Net investment income (loss)B	.16	.34C
Net realized and unrealized gain (loss)	(.46)	2.57
Total from investment operations	(.30)	2.91
Distributions from net investment income	–	(.25)
Distributions from net realized gain	–	–
Total distributions	–	(.25)
Net asset value, end of period	$21.00	$21.30
Total ReturnD,E	(1.41)%	15.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.60%
Expenses net of fee waivers, if any	.54%H	.60%
Expenses net of all reductions	.53%H	.59%
Net investment income (loss)	1.55%H	1.68%C
Supplemental Data
Net assets, end of period (000 omitted)	$476	$888
Portfolio turnover rateI	109%H	90%

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,253,136
Gross unrealized depreciation	(46,157,543)
Net unrealized appreciation (depreciation)	$28,095,593
Tax cost	$1,029,699,833

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $564,308,786 and $614,362,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32,312	$1,344
Class M	.25%	.25%	24,860	230
Class C	.75%	.25%	47,136	1,188
			$104,308	$2,762

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,733
Class M	1,031
Class C(a)	376
$4,140

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,199.21
Class M	13,972.28
Class C	14,174.30
Stock Selector Large Cap Value	786,488.17
Class I	107,129.19
Class Z	128.05
	$949,090

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,613 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,872, including $606 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $69,000 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,698.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$–	$213,926
Class M	–	51,493
Class C	–	3,631
Stock Selector Large Cap Value	–	10,768,661
Class I	–	1,276,155
Class Z	–	3,601
Total	$–	$12,317,467

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	72,681	142,643	$1,472,848	$2,774,911
Reinvestment of distributions	–	10,056	–	204,781
Shares redeemed	(142,690)	(535,801)	(2,923,076)	(10,491,253)
Net increase (decrease)	(70,009)	(383,102)	$(1,450,228)	$(7,511,561)
Class M
Shares sold	39,132	50,024	$793,251	$973,280
Reinvestment of distributions	–	2,521	–	51,356
Shares redeemed	(44,579)	(127,746)	(903,713)	(2,483,907)
Net increase (decrease)	(5,447)	(75,201)	$(110,462)	$(1,459,271)
Class C
Shares sold	20,489	70,502	$407,229	$1,337,012
Reinvestment of distributions	–	177	–	3,538
Shares redeemed	(76,338)	(148,280)	(1,504,707)	(2,819,699)
Net increase (decrease)	(55,849)	(77,601)	$(1,097,478)	$(1,479,149)
Stock Selector Large Cap Value
Shares sold	1,592,213	26,144,587	$32,324,288	$507,261,485
Reinvestment of distributions	–	514,761	–	10,548,864
Shares redeemed	(4,706,085)	(17,968,756)	(96,018,476)	(356,628,139)
Net increase (decrease)	(3,113,872)	8,690,592	$(63,694,188)	$161,182,210
Class I
Shares sold	259,260	6,091,211	$5,233,522	$117,544,858
Reinvestment of distributions	–	59,129	–	1,206,146
Shares redeemed	(569,551)	(1,194,545)	(11,563,291)	(23,802,625)
Net increase (decrease)	(310,291)	4,955,795	$(6,329,769)	$94,948,379
Class Z
Shares sold	43,061	43,042	$879,109	$869,605
Reinvestment of distributions	–	149	–	3,036
Shares redeemed	(62,095)	(1,495)	(1,265,868)	(30,290)
Net increase (decrease)	(19,034)	41,696	$(386,759)	$842,351

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.96%
Actual		$1,000.00	$984.00	$4.72
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class M	1.28%
Actual		$1,000.00	$982.10	$6.29
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class C	1.80%
Actual		$1,000.00	$979.80	$8.84
Hypothetical-C		$1,000.00	$1,015.87	$9.00
Stock Selector Large Cap Value	.67%
Actual		$1,000.00	$985.10	$3.30
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class I	.69%
Actual		$1,000.00	$985.40	$3.40
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class Z	.54%
Actual		$1,000.00	$985.90	$2.66
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Stock Selector Large Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LCV-SANN-0918
1.900197.109

Fidelity Advisor® Mid Cap Value Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

July 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Mid Cap Value Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
CBRE Group, Inc.	2.2
M&T Bank Corp.	1.9
Cimarex Energy Co.	1.9
Huntsman Corp.	1.8
Xcel Energy, Inc.	1.7
Regions Financial Corp.	1.7
AMETEK, Inc.	1.7
Best Buy Co., Inc.	1.7
Ingersoll-Rand PLC	1.7
Lear Corp.	1.6
17.9

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	20.0
Industrials	13.9
Real Estate	12.5
Consumer Discretionary	10.4
Utilities	9.6

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 8.0%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.1%
Gentex Corp.	610,000	$14,152,000
Lear Corp.	248,800	44,816,344
		58,968,344
Household Durables - 1.4%
PulteGroup, Inc.	440,000	12,535,600
Toll Brothers, Inc.	720,800	25,415,408
		37,951,008
Leisure Products - 0.5%
Brunswick Corp.	220,600	14,184,580
Media - 2.0%
John Wiley & Sons, Inc. Class A	390,600	24,666,390
Omnicom Group, Inc.	436,500	30,044,295
		54,710,685
Multiline Retail - 0.8%
Macy's, Inc.	578,400	22,979,832
Specialty Retail - 3.6%
Best Buy Co., Inc.	615,500	46,180,965
Dick's Sporting Goods, Inc.	399,000	13,621,860
Williams-Sonoma, Inc. (a)	655,000	38,310,950
		98,113,775

TOTAL CONSUMER DISCRETIONARY		286,908,224

CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	337,400	22,605,800
Food Products - 4.0%
Ingredion, Inc.	237,700	24,079,010
Pilgrim's Pride Corp. (b)	524,600	9,348,372
The Hershey Co.	168,500	16,548,385
The J.M. Smucker Co.	282,000	31,335,840
Tyson Foods, Inc. Class A	528,000	30,439,200
		111,750,807

TOTAL CONSUMER STAPLES		134,356,607

ENERGY - 6.1%
Energy Equipment & Services - 1.2%
RPC, Inc. (a)	2,165,900	32,055,320
Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	529,400	52,198,840
HollyFrontier Corp.	591,370	44,104,375
PBF Energy, Inc. Class A	839,600	39,209,320
		135,512,535

TOTAL ENERGY		167,567,855

FINANCIALS - 20.0%
Banks - 6.0%
First Hawaiian, Inc.	764,400	21,601,944
M&T Bank Corp.	305,600	52,975,760
Popular, Inc.	508,706	25,247,079
Regions Financial Corp.	2,559,800	47,637,878
Synovus Financial Corp.	361,000	17,840,620
		165,303,281
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	128,400	20,545,284
Invesco Ltd.	1,200,100	32,390,699
Lazard Ltd. Class A	680,500	36,951,150
Legg Mason, Inc.	702,000	23,959,260
		113,846,393
Consumer Finance - 3.0%
Discover Financial Services	584,000	41,703,440
Synchrony Financial	1,467,400	42,466,556
		84,169,996
Insurance - 6.5%
American National Insurance Co.	136,300	17,581,337
First American Financial Corp.	789,226	44,196,656
Old Republic International Corp.	1,474,169	31,414,541
Principal Financial Group, Inc.	732,600	42,549,408
Torchmark Corp.	239,400	21,083,958
Unum Group	555,500	22,070,015
		178,895,915
Mortgage Real Estate Investment Trusts - 0.4%
Chimera Investment Corp.	590,200	11,272,820

TOTAL FINANCIALS		553,488,405

HEALTH CARE - 6.5%
Biotechnology - 0.7%
United Therapeutics Corp. (b)	162,000	19,911,420
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	464,000	23,176,800
Laboratory Corp. of America Holdings (b)	242,500	42,519,950
MEDNAX, Inc. (b)	316,900	13,560,151
Quest Diagnostics, Inc.	273,100	29,418,332
Universal Health Services, Inc. Class B	272,500	33,272,250
		141,947,483
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	100,600	17,411,848

TOTAL HEALTH CARE		179,270,751

INDUSTRIALS - 13.9%
Airlines - 0.9%
Copa Holdings SA Class A	260,600	25,366,804
Commercial Services & Supplies - 0.6%
Deluxe Corp.	295,000	17,384,350
Construction & Engineering - 0.5%
AECOM (b)	429,300	14,407,308
Electrical Equipment - 2.6%
Acuity Brands, Inc.	183,400	25,498,102
AMETEK, Inc.	596,600	46,415,480
		71,913,582
Machinery - 8.7%
Apergy Corp. (b)	902,800	37,014,800
Crane Co.	316,000	28,620,120
Cummins, Inc.	237,200	33,874,532
Ingersoll-Rand PLC	468,600	46,161,786
PACCAR, Inc.	623,000	40,943,560
Parker Hannifin Corp.	132,800	22,449,840
Snap-On, Inc.	188,900	32,035,551
		241,100,189
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	185,200	15,673,476

TOTAL INDUSTRIALS		385,845,709

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.9%
F5 Networks, Inc. (b)	151,900	26,032,622
Juniper Networks, Inc.	1,051,454	27,695,298
		53,727,920
Electronic Equipment & Components - 0.5%
Coherent, Inc. (b)	88,600	14,004,116
IT Services - 3.9%
Amdocs Ltd.	564,246	38,131,745
DXC Technology Co.	490,900	41,598,866
Leidos Holdings, Inc.	393,900	26,950,638
		106,681,249
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.	200,200	18,934,916
Teradyne, Inc.	175,277	7,580,730
		26,515,646
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp.	361,000	25,324,150

TOTAL INFORMATION TECHNOLOGY		226,253,081

MATERIALS - 5.9%
Chemicals - 3.2%
Huntsman Corp.	1,482,600	49,711,578
Innospec, Inc.	226,026	18,296,805
Westlake Chemical Corp.	210,200	22,537,644
		90,546,027
Construction Materials - 0.8%
nVent Electric PLC	792,700	21,719,980
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	1,939,200	31,996,800
Reliance Steel & Aluminum Co.	219,900	19,834,980
		51,831,780

TOTAL MATERIALS		164,097,787

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Apple Hospitality (REIT), Inc.	1,794,600	32,284,854
Brixmor Property Group, Inc.	1,303,600	23,060,684
Empire State Realty Trust, Inc.	737,000	12,285,790
Gaming & Leisure Properties	794,400	28,852,608
Park Hotels & Resorts, Inc.	664,100	20,773,048
Public Storage	75,800	16,511,514
Store Capital Corp.	1,292,100	35,468,145
VEREIT, Inc.	4,926,100	37,586,143
		206,822,786
Real Estate Management & Development - 5.0%
CBRE Group, Inc. (b)	1,193,600	59,441,280
Jones Lang LaSalle, Inc.	247,500	42,324,975
Realogy Holdings Corp. (a)	1,703,900	37,264,293
		139,030,548

TOTAL REAL ESTATE		345,853,334

UTILITIES - 9.6%
Electric Utilities - 3.8%
FirstEnergy Corp.	836,900	29,651,367
Hawaiian Electric Industries, Inc.	181,944	6,398,970
OGE Energy Corp.	577,000	20,910,480
Xcel Energy, Inc.	1,030,000	48,265,800
		105,226,617
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	591,600	18,735,972
Multi-Utilities - 5.1%
Ameren Corp.	658,300	40,854,098
CenterPoint Energy, Inc.	785,700	22,376,736
MDU Resources Group, Inc.	1,170,100	33,932,900
WEC Energy Group, Inc.	663,500	44,036,495
		141,200,229

TOTAL UTILITIES		265,162,818

TOTAL COMMON STOCKS
(Cost $2,608,510,005)		2,708,804,571

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.96% (c)	37,803,546	37,811,107
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	89,906,907	89,915,898
TOTAL MONEY MARKET FUNDS
(Cost $127,727,779)		127,727,005
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,736,237,784)		2,836,531,576
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(69,082,084)
NET ASSETS - 100%		$2,767,449,492

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$352,058
Fidelity Securities Lending Cash Central Fund	120,431
Total	$472,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,136,812) — See accompanying schedule: Unaffiliated issuers (cost $2,608,510,005)	$2,708,804,571
Fidelity Central Funds (cost $127,727,779)	127,727,005
Total Investment in Securities (cost $2,736,237,784)		$2,836,531,576
Receivable for investments sold		32,488,694
Receivable for fund shares sold		857,519
Dividends receivable		585,801
Distributions receivable from Fidelity Central Funds		115,032
Prepaid expenses		7,065
Other receivables		183,891
Total assets		2,870,769,578
Liabilities
Payable to custodian bank	$42,212
Payable for investments purchased	6,768,663
Payable for fund shares redeemed	5,195,693
Accrued management fee	706,848
Distribution and service plan fees payable	162,774
Other affiliated payables	493,447
Other payables and accrued expenses	40,734
Collateral on securities loaned	89,909,715
Total liabilities		103,320,086
Net Assets		$2,767,449,492
Net Assets consist of:
Paid in capital		$2,497,667,180
Undistributed net investment income		25,999,865
Accumulated undistributed net realized gain (loss) on investments		143,488,655
Net unrealized appreciation (depreciation) on investments		100,293,792
Net Assets		$2,767,449,492
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($220,715,156 ÷ 9,029,037 shares)		$24.45
Maximum offering price per share (100/94.25 of $24.45)		$25.94
Class M:
Net Asset Value and redemption price per share ($47,800,013 ÷ 1,966,627 shares)		$24.31
Maximum offering price per share (100/96.50 of $24.31)		$25.19
Class C:
Net Asset Value and offering price per share ($115,158,427 ÷ 4,891,088 shares)(a)		$23.54
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,005,329,812 ÷ 80,785,836 shares)		$24.82
Class I:
Net Asset Value, offering price and redemption price per share ($346,258,100 ÷ 14,069,994 shares)		$24.61
Class Z:
Net Asset Value, offering price and redemption price per share ($32,187,984 ÷ 1,307,662 shares)		$24.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$34,706,469
Income from Fidelity Central Funds		472,489
Total income		35,178,958
Expenses
Management fee
Basic fee	$7,858,107
Performance adjustment	(2,777,341)
Transfer agent fees	2,620,639
Distribution and service plan fees	1,034,921
Accounting and security lending fees	435,538
Custodian fees and expenses	16,445
Independent trustees' fees and expenses	7,006
Registration fees	66,518
Audit	31,601
Legal	7,310
Miscellaneous	12,906
Total expenses before reductions	9,313,650
Expense reductions	(353,191)
Total expenses after reductions		8,960,459
Net investment income (loss)		26,218,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,117,614
Fidelity Central Funds	(1,970)
Total net realized gain (loss)		145,115,644
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(296,331,543)
Fidelity Central Funds	(774)
Total change in net unrealized appreciation (depreciation)		(296,332,317)
Net gain (loss)		(151,216,673)
Net increase (decrease) in net assets resulting from operations		$(124,998,174)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,218,499	$61,030,404
Net realized gain (loss)	145,115,644	487,601,104
Change in net unrealized appreciation (depreciation)	(296,332,317)	(59,357,105)
Net increase (decrease) in net assets resulting from operations	(124,998,174)	489,274,403
Distributions to shareholders from net investment income	(3,526,255)	(54,603,613)
Distributions to shareholders from net realized gain	(133,712,611)	(213,044,374)
Total distributions	(137,238,866)	(267,647,987)
Share transactions - net increase (decrease)	(198,517,431)	(288,117,505)
Total increase (decrease) in net assets	(460,754,471)	(66,491,089)
Net Assets
Beginning of period	3,228,203,963	3,294,695,052
End of period	$2,767,449,492	$3,228,203,963
Other Information
Undistributed net investment income end of period	$25,999,865	$3,307,621

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.62	$24.94	$20.52	$23.90	$21.78	$19.24
Income from Investment Operations
Net investment income (loss)A	.19	.44B	.29	.29	.24	.24
Net realized and unrealized gain (loss)	(1.20)	3.54	4.40	(2.57)	3.45	4.29
Total from investment operations	(1.01)	3.98	4.69	(2.28)	3.69	4.53
Distributions from net investment income	(.03)	(.43)	(.27)	(.28)	(.17)	(.19)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.16)C	(2.30)	(.27)	(1.10)	(1.57)	(1.99)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$24.45	$26.62	$24.94	$20.52	$23.90	$21.78
Total ReturnF,G,H	(3.84)%	16.13%	22.87%	(9.83)%	17.32%	23.69%
Ratios to Average Net AssetsI,J
Expenses before reductions	.86%K	.98%	1.01%	1.14%	1.15%	1.15%
Expenses net of fee waivers, if any	.85%K	.98%	1.01%	1.14%	1.15%	1.15%
Expenses net of all reductions	.83%K	.97%	1.00%	1.14%	1.15%	1.14%
Net investment income (loss)	1.59%K	1.67%B	1.25%	1.21%	1.04%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$220,715	$255,907	$299,124	$277,462	$171,263	$67,826
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Total distributions of $1.16 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.51	$24.84	$20.46	$23.81	$21.70	$19.21
Income from Investment Operations
Net investment income (loss)A	.16	.36B	.22	.22	.17	.18
Net realized and unrealized gain (loss)	(1.21)	3.54	4.38	(2.54)	3.44	4.27
Total from investment operations	(1.05)	3.90	4.60	(2.32)	3.61	4.45
Distributions from net investment income	(.02)	(.35)	(.22)	(.21)	(.10)	(.17)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.15)C	(2.23)D	(.22)	(1.03)	(1.50)	(1.96)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$24.31	$26.51	$24.84	$20.46	$23.81	$21.70
Total ReturnF,G,H	(4.00)%	15.84%	22.48%	(10.04)%	16.98%	23.32%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.13%K	1.25%	1.29%	1.42%	1.44%	1.42%
Expenses net of fee waivers, if any	1.13%K	1.25%	1.29%	1.42%	1.44%	1.42%
Expenses net of all reductions	1.11%K	1.24%	1.29%	1.42%	1.44%	1.41%
Net investment income (loss)	1.31%K	1.40%B	.96%	.93%	.74%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$47,800	$57,807	$60,761	$46,084	$40,752	$24,136
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

 C Total distributions of $1.15 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $2.23 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.873 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.76	$24.22	$19.95	$23.30	$21.31	$18.93
Income from Investment Operations
Net investment income (loss)A	.10	.23B	.11	.11	.07	.08
Net realized and unrealized gain (loss)	(1.18)	3.43	4.27	(2.49)	3.37	4.20
Total from investment operations	(1.08)	3.66	4.38	(2.38)	3.44	4.28
Distributions from net investment income	(.01)	(.25)	(.11)	(.15)	(.06)	(.11)
Distributions from net realized gain	(1.14)	(1.87)	–	(.81)	(1.39)	(1.79)
Total distributions	(1.14)C	(2.12)	(.11)	(.97)D	(1.45)	(1.90)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$23.54	$25.76	$24.22	$19.95	$23.30	$21.31
Total ReturnF,G,H	(4.24)%	15.28%	21.97%	(10.52)%	16.48%	22.77%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.60%K	1.72%	1.76%	1.89%	1.89%	1.89%
Expenses net of fee waivers, if any	1.60%K	1.72%	1.76%	1.89%	1.89%	1.89%
Expenses net of all reductions	1.57%K	1.71%	1.75%	1.88%	1.89%	1.89%
Net investment income (loss)	.85%K	.93%B	.50%	.47%	.29%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$115,158	$138,506	$144,503	$130,636	$71,263	$25,177
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Total distributions of $1.14 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.99	$25.24	$20.76	$24.15	$21.96	$19.37
Income from Investment Operations
Net investment income (loss)A	.23	.52B	.35	.36	.32	.32
Net realized and unrealized gain (loss)	(1.23)	3.60	4.46	(2.60)	3.49	4.31
Total from investment operations	(1.00)	4.12	4.81	(2.24)	3.81	4.63
Distributions from net investment income	(.03)	(.50)	(.33)	(.33)	(.22)	(.25)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.17)	(2.37)	(.33)	(1.15)	(1.62)	(2.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.82	$26.99	$25.24	$20.76	$24.15	$21.96
Total ReturnD,E	(3.76)%	16.51%	23.19%	(9.58)%	17.75%	24.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.69%	.73%	.86%	.83%	.80%
Expenses net of fee waivers, if any	.56%H	.69%	.73%	.85%	.83%	.80%
Expenses net of all reductions	.54%H	.68%	.72%	.85%	.83%	.80%
Net investment income (loss)	1.88%H	1.96%B	1.53%	1.50%	1.36%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,005,330	$2,332,143	$2,426,359	$2,331,665	$2,691,765	$1,404,968
Portfolio turnover rateI	103%H,J	138%J	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.77	$25.05	$20.61	$24.00	$21.84	$19.29
Income from Investment Operations
Net investment income (loss)A	.23	.51B	.35	.35	.32	.31
Net realized and unrealized gain (loss)	(1.22)	3.58	4.43	(2.58)	3.47	4.28
Total from investment operations	(.99)	4.09	4.78	(2.23)	3.79	4.59
Distributions from net investment income	(.03)	(.50)	(.34)	(.34)	(.23)	(.25)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.17)	(2.37)	(.34)	(1.16)	(1.63)	(2.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.61	$26.77	$25.05	$20.61	$24.00	$21.84
Total ReturnD,E	(3.75)%	16.52%	23.19%	(9.60)%	17.75%	23.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.69%	.73%	.87%	.85%	.85%
Expenses net of fee waivers, if any	.57%H	.69%	.73%	.86%	.85%	.85%
Expenses net of all reductions	.54%H	.68%	.73%	.86%	.85%	.85%
Net investment income (loss)	1.87%H	1.95%B	1.53%	1.49%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$346,258	$410,868	$363,949	$261,686	$148,390	$26,277
Portfolio turnover rateI	103%H,J	138%J	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018A
Selected Per–Share Data
Net asset value, beginning of period	$26.76	$25.03
Income from Investment Operations
Net investment income (loss)B	.25	.56C
Net realized and unrealized gain (loss)	(1.23)	3.59
Total from investment operations	(.98)	4.15
Distributions from net investment income	(.04)	(.54)
Distributions from net realized gain	(1.14)	(1.87)
Total distributions	(1.17)D	(2.42)E
Redemption fees added to paid in capitalB	–	–
Net asset value, end of period	$24.61	$26.76
Total ReturnF,G	(3.70)%	16.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.43%J	.56%
Expenses net of fee waivers, if any	.43%J	.56%
Expenses net of all reductions	.41%J	.55%
Net investment income (loss)	2.01%J	2.09%C
Supplemental Data
Net assets, end of period (000 omitted)	$32,188	$32,974
Portfolio turnover rateK	103%J,L	138%L

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.60%.

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $1.136 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.542 and distributions from net realized gain of $1.873 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, redemptions in-kind, passive foreign investment companies (PFIC), certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,524,980
Gross unrealized depreciation	(134,808,422)
Net unrealized appreciation (depreciation)	$99,716,558
Tax cost	$2,736,815,018

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,476,111,569 and $1,792,065,742, respectively.

Redemptions In-Kind. During the period, 876,174 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $21,501,311. The net realized gain of $2,657,810 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 339,737 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $9,318,982. The Fund had a net realized gain of $1,830,856 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$288,212	$2,647
Class M	.25%	.25%	126,938	–
Class C	.75%	.25%	619,771	42,953
			$1,034,921	$45,600

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,871
Class M	2,731
Class C(a)	4,495
$34,097

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$248,835.22
Class M	61,421.24
Class C	127,985.21
Mid Cap Value	1,841,944.18
Class I	333,483.18
Class Z	6,971.05
	$2,620,639

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,173 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,289,800 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $33,895,948. The Fund had a net realized gain of $5,708,374 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,196 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,348,280. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120,431, including $341 from securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $336,858 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $144.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,189.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$236,252	$3,842,007
Class M	39,198	738,141
Class C	37,023	1,381,368
Mid Cap Value	2,707,816	40,728,436
Class I	465,088	7,342,642
Class Z	40,878	571,019
Total	$3,526,255	$54,603,613
From net realized gain
Class A	$10,733,153	$16,772,494
Class M	2,473,882	3,919,760
Class C	6,008,224	10,304,692
Mid Cap Value	96,127,346	152,568,612
Class I	17,043,208	27,505,536
Class Z	1,326,798	1,973,280
Total	$133,712,611	$213,044,374

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	648,427	2,274,304	$15,943,551	$59,043,864
Reinvestment of distributions	438,070	778,331	10,829,109	20,353,335
Shares redeemed	(1,669,091)	(5,434,078)	(40,845,626)	(140,309,711)
Net increase (decrease)	(582,594)	(2,381,443)	$(14,072,966)	$(60,912,512)
Class M
Shares sold	130,366	384,088	$3,174,139	$9,897,586
Reinvestment of distributions	101,165	177,219	2,488,663	4,616,549
Shares redeemed	(445,650)	(826,528)	(10,811,202)	(21,629,388)
Net increase (decrease)	(214,119)	(265,221)	$(5,148,400)	$(7,115,253)
Class C
Shares sold	193,970	1,098,519	$4,594,121	$27,338,918
Reinvestment of distributions	244,024	444,532	5,827,282	11,259,992
Shares redeemed	(923,597)	(2,132,994)	(21,731,334)	(53,838,984)
Net increase (decrease)	(485,603)	(589,943)	$(11,309,931)	$(15,240,074)
Mid Cap Value
Shares sold	3,190,570	10,422,988	$79,431,267	$274,556,299
Reinvestment of distributions	3,767,418	6,952,016	94,449,171	184,228,438
Shares redeemed	(12,589,427)(a)	(27,076,600)(b)	(312,292,613)(a)	(716,090,892)(b)
Net increase (decrease)	(5,631,439)	(9,701,596)	$(138,412,175)	$(257,306,155)
Class I
Shares sold	1,966,622	6,767,714	$48,515,546	$175,618,477
Reinvestment of distributions	673,638	1,268,528	16,746,637	33,336,905
Shares redeemed	(3,921,069)	(7,211,785)	(96,482,374)	(188,764,174)
Net increase (decrease)	(1,280,809)	824,457	$(31,220,191)	$20,191,208
Class Z
Shares sold	645,693	1,341,663	$16,025,200	$35,340,459
Reinvestment of distributions	47,198	84,138	1,172,862	2,210,303
Shares redeemed	(617,559)	(193,471)	(15,551,830)	(5,285,481)
Net increase (decrease)	75,332	1,232,330	$1,646,232	$32,265,281

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind notes for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind notes for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.85%
Actual		$1,000.00	$961.60	$4.13
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class M	1.13%
Actual		$1,000.00	$960.00	$5.49
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class C	1.60%
Actual		$1,000.00	$957.60	$7.77
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Mid Cap Value	.56%
Actual		$1,000.00	$962.40	$2.72
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Class I	.57%
Actual		$1,000.00	$962.50	$2.77
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Class Z	.43%
Actual		$1,000.00	$963.00	$2.09
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mid Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AMCV-SANN-0918
1.838443.109

Fidelity® Mid Cap Value Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
CBRE Group, Inc.	2.2
M&T Bank Corp.	1.9
Cimarex Energy Co.	1.9
Huntsman Corp.	1.8
Xcel Energy, Inc.	1.7
Regions Financial Corp.	1.7
AMETEK, Inc.	1.7
Best Buy Co., Inc.	1.7
Ingersoll-Rand PLC	1.7
Lear Corp.	1.6
17.9

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	20.0
Industrials	13.9
Real Estate	12.5
Consumer Discretionary	10.4
Utilities	9.6

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 8.0%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.1%
Gentex Corp.	610,000	$14,152,000
Lear Corp.	248,800	44,816,344
		58,968,344
Household Durables - 1.4%
PulteGroup, Inc.	440,000	12,535,600
Toll Brothers, Inc.	720,800	25,415,408
		37,951,008
Leisure Products - 0.5%
Brunswick Corp.	220,600	14,184,580
Media - 2.0%
John Wiley & Sons, Inc. Class A	390,600	24,666,390
Omnicom Group, Inc.	436,500	30,044,295
		54,710,685
Multiline Retail - 0.8%
Macy's, Inc.	578,400	22,979,832
Specialty Retail - 3.6%
Best Buy Co., Inc.	615,500	46,180,965
Dick's Sporting Goods, Inc.	399,000	13,621,860
Williams-Sonoma, Inc. (a)	655,000	38,310,950
		98,113,775

TOTAL CONSUMER DISCRETIONARY		286,908,224

CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	337,400	22,605,800
Food Products - 4.0%
Ingredion, Inc.	237,700	24,079,010
Pilgrim's Pride Corp. (b)	524,600	9,348,372
The Hershey Co.	168,500	16,548,385
The J.M. Smucker Co.	282,000	31,335,840
Tyson Foods, Inc. Class A	528,000	30,439,200
		111,750,807

TOTAL CONSUMER STAPLES		134,356,607

ENERGY - 6.1%
Energy Equipment & Services - 1.2%
RPC, Inc. (a)	2,165,900	32,055,320
Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	529,400	52,198,840
HollyFrontier Corp.	591,370	44,104,375
PBF Energy, Inc. Class A	839,600	39,209,320
		135,512,535

TOTAL ENERGY		167,567,855

FINANCIALS - 20.0%
Banks - 6.0%
First Hawaiian, Inc.	764,400	21,601,944
M&T Bank Corp.	305,600	52,975,760
Popular, Inc.	508,706	25,247,079
Regions Financial Corp.	2,559,800	47,637,878
Synovus Financial Corp.	361,000	17,840,620
		165,303,281
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	128,400	20,545,284
Invesco Ltd.	1,200,100	32,390,699
Lazard Ltd. Class A	680,500	36,951,150
Legg Mason, Inc.	702,000	23,959,260
		113,846,393
Consumer Finance - 3.0%
Discover Financial Services	584,000	41,703,440
Synchrony Financial	1,467,400	42,466,556
		84,169,996
Insurance - 6.5%
American National Insurance Co.	136,300	17,581,337
First American Financial Corp.	789,226	44,196,656
Old Republic International Corp.	1,474,169	31,414,541
Principal Financial Group, Inc.	732,600	42,549,408
Torchmark Corp.	239,400	21,083,958
Unum Group	555,500	22,070,015
		178,895,915
Mortgage Real Estate Investment Trusts - 0.4%
Chimera Investment Corp.	590,200	11,272,820

TOTAL FINANCIALS		553,488,405

HEALTH CARE - 6.5%
Biotechnology - 0.7%
United Therapeutics Corp. (b)	162,000	19,911,420
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	464,000	23,176,800
Laboratory Corp. of America Holdings (b)	242,500	42,519,950
MEDNAX, Inc. (b)	316,900	13,560,151
Quest Diagnostics, Inc.	273,100	29,418,332
Universal Health Services, Inc. Class B	272,500	33,272,250
		141,947,483
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	100,600	17,411,848

TOTAL HEALTH CARE		179,270,751

INDUSTRIALS - 13.9%
Airlines - 0.9%
Copa Holdings SA Class A	260,600	25,366,804
Commercial Services & Supplies - 0.6%
Deluxe Corp.	295,000	17,384,350
Construction & Engineering - 0.5%
AECOM (b)	429,300	14,407,308
Electrical Equipment - 2.6%
Acuity Brands, Inc.	183,400	25,498,102
AMETEK, Inc.	596,600	46,415,480
		71,913,582
Machinery - 8.7%
Apergy Corp. (b)	902,800	37,014,800
Crane Co.	316,000	28,620,120
Cummins, Inc.	237,200	33,874,532
Ingersoll-Rand PLC	468,600	46,161,786
PACCAR, Inc.	623,000	40,943,560
Parker Hannifin Corp.	132,800	22,449,840
Snap-On, Inc.	188,900	32,035,551
		241,100,189
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	185,200	15,673,476

TOTAL INDUSTRIALS		385,845,709

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.9%
F5 Networks, Inc. (b)	151,900	26,032,622
Juniper Networks, Inc.	1,051,454	27,695,298
		53,727,920
Electronic Equipment & Components - 0.5%
Coherent, Inc. (b)	88,600	14,004,116
IT Services - 3.9%
Amdocs Ltd.	564,246	38,131,745
DXC Technology Co.	490,900	41,598,866
Leidos Holdings, Inc.	393,900	26,950,638
		106,681,249
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.	200,200	18,934,916
Teradyne, Inc.	175,277	7,580,730
		26,515,646
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp.	361,000	25,324,150

TOTAL INFORMATION TECHNOLOGY		226,253,081

MATERIALS - 5.9%
Chemicals - 3.2%
Huntsman Corp.	1,482,600	49,711,578
Innospec, Inc.	226,026	18,296,805
Westlake Chemical Corp.	210,200	22,537,644
		90,546,027
Construction Materials - 0.8%
nVent Electric PLC	792,700	21,719,980
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	1,939,200	31,996,800
Reliance Steel & Aluminum Co.	219,900	19,834,980
		51,831,780

TOTAL MATERIALS		164,097,787

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Apple Hospitality (REIT), Inc.	1,794,600	32,284,854
Brixmor Property Group, Inc.	1,303,600	23,060,684
Empire State Realty Trust, Inc.	737,000	12,285,790
Gaming & Leisure Properties	794,400	28,852,608
Park Hotels & Resorts, Inc.	664,100	20,773,048
Public Storage	75,800	16,511,514
Store Capital Corp.	1,292,100	35,468,145
VEREIT, Inc.	4,926,100	37,586,143
		206,822,786
Real Estate Management & Development - 5.0%
CBRE Group, Inc. (b)	1,193,600	59,441,280
Jones Lang LaSalle, Inc.	247,500	42,324,975
Realogy Holdings Corp. (a)	1,703,900	37,264,293
		139,030,548

TOTAL REAL ESTATE		345,853,334

UTILITIES - 9.6%
Electric Utilities - 3.8%
FirstEnergy Corp.	836,900	29,651,367
Hawaiian Electric Industries, Inc.	181,944	6,398,970
OGE Energy Corp.	577,000	20,910,480
Xcel Energy, Inc.	1,030,000	48,265,800
		105,226,617
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	591,600	18,735,972
Multi-Utilities - 5.1%
Ameren Corp.	658,300	40,854,098
CenterPoint Energy, Inc.	785,700	22,376,736
MDU Resources Group, Inc.	1,170,100	33,932,900
WEC Energy Group, Inc.	663,500	44,036,495
		141,200,229

TOTAL UTILITIES		265,162,818

TOTAL COMMON STOCKS
(Cost $2,608,510,005)		2,708,804,571

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.96% (c)	37,803,546	37,811,107
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	89,906,907	89,915,898
TOTAL MONEY MARKET FUNDS
(Cost $127,727,779)		127,727,005
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,736,237,784)		2,836,531,576
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(69,082,084)
NET ASSETS - 100%		$2,767,449,492

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$352,058
Fidelity Securities Lending Cash Central Fund	120,431
Total	$472,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,136,812) — See accompanying schedule: Unaffiliated issuers (cost $2,608,510,005)	$2,708,804,571
Fidelity Central Funds (cost $127,727,779)	127,727,005
Total Investment in Securities (cost $2,736,237,784)		$2,836,531,576
Receivable for investments sold		32,488,694
Receivable for fund shares sold		857,519
Dividends receivable		585,801
Distributions receivable from Fidelity Central Funds		115,032
Prepaid expenses		7,065
Other receivables		183,891
Total assets		2,870,769,578
Liabilities
Payable to custodian bank	$42,212
Payable for investments purchased	6,768,663
Payable for fund shares redeemed	5,195,693
Accrued management fee	706,848
Distribution and service plan fees payable	162,774
Other affiliated payables	493,447
Other payables and accrued expenses	40,734
Collateral on securities loaned	89,909,715
Total liabilities		103,320,086
Net Assets		$2,767,449,492
Net Assets consist of:
Paid in capital		$2,497,667,180
Undistributed net investment income		25,999,865
Accumulated undistributed net realized gain (loss) on investments		143,488,655
Net unrealized appreciation (depreciation) on investments		100,293,792
Net Assets		$2,767,449,492
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($220,715,156 ÷ 9,029,037 shares)		$24.45
Maximum offering price per share (100/94.25 of $24.45)		$25.94
Class M:
Net Asset Value and redemption price per share ($47,800,013 ÷ 1,966,627 shares)		$24.31
Maximum offering price per share (100/96.50 of $24.31)		$25.19
Class C:
Net Asset Value and offering price per share ($115,158,427 ÷ 4,891,088 shares)(a)		$23.54
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,005,329,812 ÷ 80,785,836 shares)		$24.82
Class I:
Net Asset Value, offering price and redemption price per share ($346,258,100 ÷ 14,069,994 shares)		$24.61
Class Z:
Net Asset Value, offering price and redemption price per share ($32,187,984 ÷ 1,307,662 shares)		$24.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$34,706,469
Income from Fidelity Central Funds		472,489
Total income		35,178,958
Expenses
Management fee
Basic fee	$7,858,107
Performance adjustment	(2,777,341)
Transfer agent fees	2,620,639
Distribution and service plan fees	1,034,921
Accounting and security lending fees	435,538
Custodian fees and expenses	16,445
Independent trustees' fees and expenses	7,006
Registration fees	66,518
Audit	31,601
Legal	7,310
Miscellaneous	12,906
Total expenses before reductions	9,313,650
Expense reductions	(353,191)
Total expenses after reductions		8,960,459
Net investment income (loss)		26,218,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,117,614
Fidelity Central Funds	(1,970)
Total net realized gain (loss)		145,115,644
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(296,331,543)
Fidelity Central Funds	(774)
Total change in net unrealized appreciation (depreciation)		(296,332,317)
Net gain (loss)		(151,216,673)
Net increase (decrease) in net assets resulting from operations		$(124,998,174)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,218,499	$61,030,404
Net realized gain (loss)	145,115,644	487,601,104
Change in net unrealized appreciation (depreciation)	(296,332,317)	(59,357,105)
Net increase (decrease) in net assets resulting from operations	(124,998,174)	489,274,403
Distributions to shareholders from net investment income	(3,526,255)	(54,603,613)
Distributions to shareholders from net realized gain	(133,712,611)	(213,044,374)
Total distributions	(137,238,866)	(267,647,987)
Share transactions - net increase (decrease)	(198,517,431)	(288,117,505)
Total increase (decrease) in net assets	(460,754,471)	(66,491,089)
Net Assets
Beginning of period	3,228,203,963	3,294,695,052
End of period	$2,767,449,492	$3,228,203,963
Other Information
Undistributed net investment income end of period	$25,999,865	$3,307,621

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.62	$24.94	$20.52	$23.90	$21.78	$19.24
Income from Investment Operations
Net investment income (loss)A	.19	.44B	.29	.29	.24	.24
Net realized and unrealized gain (loss)	(1.20)	3.54	4.40	(2.57)	3.45	4.29
Total from investment operations	(1.01)	3.98	4.69	(2.28)	3.69	4.53
Distributions from net investment income	(.03)	(.43)	(.27)	(.28)	(.17)	(.19)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.16)C	(2.30)	(.27)	(1.10)	(1.57)	(1.99)D
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$24.45	$26.62	$24.94	$20.52	$23.90	$21.78
Total ReturnF,G,H	(3.84)%	16.13%	22.87%	(9.83)%	17.32%	23.69%
Ratios to Average Net AssetsI,J
Expenses before reductions	.86%K	.98%	1.01%	1.14%	1.15%	1.15%
Expenses net of fee waivers, if any	.85%K	.98%	1.01%	1.14%	1.15%	1.15%
Expenses net of all reductions	.83%K	.97%	1.00%	1.14%	1.15%	1.14%
Net investment income (loss)	1.59%K	1.67%B	1.25%	1.21%	1.04%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$220,715	$255,907	$299,124	$277,462	$171,263	$67,826
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Total distributions of $1.16 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.51	$24.84	$20.46	$23.81	$21.70	$19.21
Income from Investment Operations
Net investment income (loss)A	.16	.36B	.22	.22	.17	.18
Net realized and unrealized gain (loss)	(1.21)	3.54	4.38	(2.54)	3.44	4.27
Total from investment operations	(1.05)	3.90	4.60	(2.32)	3.61	4.45
Distributions from net investment income	(.02)	(.35)	(.22)	(.21)	(.10)	(.17)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.15)C	(2.23)D	(.22)	(1.03)	(1.50)	(1.96)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$24.31	$26.51	$24.84	$20.46	$23.81	$21.70
Total ReturnF,G,H	(4.00)%	15.84%	22.48%	(10.04)%	16.98%	23.32%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.13%K	1.25%	1.29%	1.42%	1.44%	1.42%
Expenses net of fee waivers, if any	1.13%K	1.25%	1.29%	1.42%	1.44%	1.42%
Expenses net of all reductions	1.11%K	1.24%	1.29%	1.42%	1.44%	1.41%
Net investment income (loss)	1.31%K	1.40%B	.96%	.93%	.74%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$47,800	$57,807	$60,761	$46,084	$40,752	$24,136
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

 C Total distributions of $1.15 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $2.23 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.873 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.76	$24.22	$19.95	$23.30	$21.31	$18.93
Income from Investment Operations
Net investment income (loss)A	.10	.23B	.11	.11	.07	.08
Net realized and unrealized gain (loss)	(1.18)	3.43	4.27	(2.49)	3.37	4.20
Total from investment operations	(1.08)	3.66	4.38	(2.38)	3.44	4.28
Distributions from net investment income	(.01)	(.25)	(.11)	(.15)	(.06)	(.11)
Distributions from net realized gain	(1.14)	(1.87)	–	(.81)	(1.39)	(1.79)
Total distributions	(1.14)C	(2.12)	(.11)	(.97)D	(1.45)	(1.90)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$23.54	$25.76	$24.22	$19.95	$23.30	$21.31
Total ReturnF,G,H	(4.24)%	15.28%	21.97%	(10.52)%	16.48%	22.77%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.60%K	1.72%	1.76%	1.89%	1.89%	1.89%
Expenses net of fee waivers, if any	1.60%K	1.72%	1.76%	1.89%	1.89%	1.89%
Expenses net of all reductions	1.57%K	1.71%	1.75%	1.88%	1.89%	1.89%
Net investment income (loss)	.85%K	.93%B	.50%	.47%	.29%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$115,158	$138,506	$144,503	$130,636	$71,263	$25,177
Portfolio turnover rateL	103%K,M	138%M	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Total distributions of $1.14 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.99	$25.24	$20.76	$24.15	$21.96	$19.37
Income from Investment Operations
Net investment income (loss)A	.23	.52B	.35	.36	.32	.32
Net realized and unrealized gain (loss)	(1.23)	3.60	4.46	(2.60)	3.49	4.31
Total from investment operations	(1.00)	4.12	4.81	(2.24)	3.81	4.63
Distributions from net investment income	(.03)	(.50)	(.33)	(.33)	(.22)	(.25)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.17)	(2.37)	(.33)	(1.15)	(1.62)	(2.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.82	$26.99	$25.24	$20.76	$24.15	$21.96
Total ReturnD,E	(3.76)%	16.51%	23.19%	(9.58)%	17.75%	24.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.69%	.73%	.86%	.83%	.80%
Expenses net of fee waivers, if any	.56%H	.69%	.73%	.85%	.83%	.80%
Expenses net of all reductions	.54%H	.68%	.72%	.85%	.83%	.80%
Net investment income (loss)	1.88%H	1.96%B	1.53%	1.50%	1.36%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,005,330	$2,332,143	$2,426,359	$2,331,665	$2,691,765	$1,404,968
Portfolio turnover rateI	103%H,J	138%J	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.77	$25.05	$20.61	$24.00	$21.84	$19.29
Income from Investment Operations
Net investment income (loss)A	.23	.51B	.35	.35	.32	.31
Net realized and unrealized gain (loss)	(1.22)	3.58	4.43	(2.58)	3.47	4.28
Total from investment operations	(.99)	4.09	4.78	(2.23)	3.79	4.59
Distributions from net investment income	(.03)	(.50)	(.34)	(.34)	(.23)	(.25)
Distributions from net realized gain	(1.14)	(1.87)	–	(.82)	(1.40)	(1.79)
Total distributions	(1.17)	(2.37)	(.34)	(1.16)	(1.63)	(2.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.61	$26.77	$25.05	$20.61	$24.00	$21.84
Total ReturnD,E	(3.75)%	16.52%	23.19%	(9.60)%	17.75%	23.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.69%	.73%	.87%	.85%	.85%
Expenses net of fee waivers, if any	.57%H	.69%	.73%	.86%	.85%	.85%
Expenses net of all reductions	.54%H	.68%	.73%	.86%	.85%	.85%
Net investment income (loss)	1.87%H	1.95%B	1.53%	1.49%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$346,258	$410,868	$363,949	$261,686	$148,390	$26,277
Portfolio turnover rateI	103%H,J	138%J	83%	83%	69%	169%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018A
Selected Per–Share Data
Net asset value, beginning of period	$26.76	$25.03
Income from Investment Operations
Net investment income (loss)B	.25	.56C
Net realized and unrealized gain (loss)	(1.23)	3.59
Total from investment operations	(.98)	4.15
Distributions from net investment income	(.04)	(.54)
Distributions from net realized gain	(1.14)	(1.87)
Total distributions	(1.17)D	(2.42)E
Redemption fees added to paid in capitalB	–	–
Net asset value, end of period	$24.61	$26.76
Total ReturnF,G	(3.70)%	16.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.43%J	.56%
Expenses net of fee waivers, if any	.43%J	.56%
Expenses net of all reductions	.41%J	.55%
Net investment income (loss)	2.01%J	2.09%C
Supplemental Data
Net assets, end of period (000 omitted)	$32,188	$32,974
Portfolio turnover rateK	103%J,L	138%L

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.60%.

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $1.136 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.542 and distributions from net realized gain of $1.873 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, redemptions in-kind, passive foreign investment companies (PFIC), certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,524,980
Gross unrealized depreciation	(134,808,422)
Net unrealized appreciation (depreciation)	$99,716,558
Tax cost	$2,736,815,018

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,476,111,569 and $1,792,065,742, respectively.

Redemptions In-Kind. During the period, 876,174 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $21,501,311. The net realized gain of $2,657,810 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 339,737 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $9,318,982. The Fund had a net realized gain of $1,830,856 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$288,212	$2,647
Class M	.25%	.25%	126,938	–
Class C	.75%	.25%	619,771	42,953
			$1,034,921	$45,600

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,871
Class M	2,731
Class C(a)	4,495
$34,097

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$248,835.22
Class M	61,421.24
Class C	127,985.21
Mid Cap Value	1,841,944.18
Class I	333,483.18
Class Z	6,971.05
	$2,620,639

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,173 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,289,800 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $33,895,948. The Fund had a net realized gain of $5,708,374 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,196 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,348,280. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120,431, including $341 from securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $336,858 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $144.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,189.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$236,252	$3,842,007
Class M	39,198	738,141
Class C	37,023	1,381,368
Mid Cap Value	2,707,816	40,728,436
Class I	465,088	7,342,642
Class Z	40,878	571,019
Total	$3,526,255	$54,603,613
From net realized gain
Class A	$10,733,153	$16,772,494
Class M	2,473,882	3,919,760
Class C	6,008,224	10,304,692
Mid Cap Value	96,127,346	152,568,612
Class I	17,043,208	27,505,536
Class Z	1,326,798	1,973,280
Total	$133,712,611	$213,044,374

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	648,427	2,274,304	$15,943,551	$59,043,864
Reinvestment of distributions	438,070	778,331	10,829,109	20,353,335
Shares redeemed	(1,669,091)	(5,434,078)	(40,845,626)	(140,309,711)
Net increase (decrease)	(582,594)	(2,381,443)	$(14,072,966)	$(60,912,512)
Class M
Shares sold	130,366	384,088	$3,174,139	$9,897,586
Reinvestment of distributions	101,165	177,219	2,488,663	4,616,549
Shares redeemed	(445,650)	(826,528)	(10,811,202)	(21,629,388)
Net increase (decrease)	(214,119)	(265,221)	$(5,148,400)	$(7,115,253)
Class C
Shares sold	193,970	1,098,519	$4,594,121	$27,338,918
Reinvestment of distributions	244,024	444,532	5,827,282	11,259,992
Shares redeemed	(923,597)	(2,132,994)	(21,731,334)	(53,838,984)
Net increase (decrease)	(485,603)	(589,943)	$(11,309,931)	$(15,240,074)
Mid Cap Value
Shares sold	3,190,570	10,422,988	$79,431,267	$274,556,299
Reinvestment of distributions	3,767,418	6,952,016	94,449,171	184,228,438
Shares redeemed	(12,589,427)(a)	(27,076,600)(b)	(312,292,613)(a)	(716,090,892)(b)
Net increase (decrease)	(5,631,439)	(9,701,596)	$(138,412,175)	$(257,306,155)
Class I
Shares sold	1,966,622	6,767,714	$48,515,546	$175,618,477
Reinvestment of distributions	673,638	1,268,528	16,746,637	33,336,905
Shares redeemed	(3,921,069)	(7,211,785)	(96,482,374)	(188,764,174)
Net increase (decrease)	(1,280,809)	824,457	$(31,220,191)	$20,191,208
Class Z
Shares sold	645,693	1,341,663	$16,025,200	$35,340,459
Reinvestment of distributions	47,198	84,138	1,172,862	2,210,303
Shares redeemed	(617,559)	(193,471)	(15,551,830)	(5,285,481)
Net increase (decrease)	75,332	1,232,330	$1,646,232	$32,265,281

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind notes for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind notes for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.85%
Actual		$1,000.00	$961.60	$4.13
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class M	1.13%
Actual		$1,000.00	$960.00	$5.49
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class C	1.60%
Actual		$1,000.00	$957.60	$7.77
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Mid Cap Value	.56%
Actual		$1,000.00	$962.40	$2.72
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Class I	.57%
Actual		$1,000.00	$962.50	$2.77
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Class Z	.43%
Actual		$1,000.00	$963.00	$2.09
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mid Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCV-SANN-0918
1.900183.109

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Value Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Sempra Energy	2.8
PPL Corp.	2.7
Synchrony Financial	2.4
The Blackstone Group LP	2.4
Jazz Pharmaceuticals PLC	2.4
Leidos Holdings, Inc.	2.2
National Retail Properties, Inc.	2.2
Apollo Global Management LLC Class A	2.1
Equinix, Inc.	2.0
Equity Lifestyle Properties, Inc.	2.0
23.2

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	17.4
Consumer Discretionary	14.2
Industrials	12.3
Real Estate	11.8
Information Technology	11.7

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 14.0%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	2,173	$13,799
Hotels, Restaurants & Leisure - 2.4%
Eldorado Resorts, Inc. (a)	654	28,024
U.S. Foods Holding Corp. (a)	1,713	57,917
		85,941
Household Durables - 2.5%
D.R. Horton, Inc.	906	39,592
Mohawk Industries, Inc. (a)	258	48,597
		88,189
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	1,424	30,317
Leisure Products - 1.2%
Mattel, Inc.	2,655	42,135
Media - 4.7%
Discovery Communications, Inc. Class A (a)	931	24,746
GCI Liberty, Inc. (a)	897	43,155
Interpublic Group of Companies, Inc.	1,439	32,449
Liberty Global PLC Class C (a)	1,280	34,739
Sinclair Broadcast Group, Inc. Class A	1,224	31,579
		166,668
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	628	57,324
Specialty Retail - 0.6%
Lowe's Companies, Inc.	198	19,669

TOTAL CONSUMER DISCRETIONARY		504,042

CONSUMER STAPLES - 5.7%
Food Products - 1.8%
Darling International, Inc. (a)	3,283	65,955
Household Products - 1.9%
Spectrum Brands Holdings, Inc.	763	66,663
Personal Products - 1.0%
Coty, Inc. Class A	2,663	35,711
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	632	34,743

TOTAL CONSUMER STAPLES		203,072

ENERGY - 7.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	711	24,586
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	222	16,239
Cheniere Energy, Inc. (a)	696	44,196
Encana Corp.	2,563	35,366
EQT Corp.	487	24,194
GasLog Ltd.	1,154	19,445
Lundin Petroleum AB	1,462	48,235
Noble Energy, Inc.	614	22,159
Teekay Corp.	1,488	10,371
Valero Energy Corp.	195	23,078
		243,283

TOTAL ENERGY		267,869

FINANCIALS - 17.4%
Banks - 2.5%
U.S. Bancorp	836	44,316
Wells Fargo & Co.	773	44,285
		88,601
Capital Markets - 8.7%
Ameriprise Financial, Inc.	286	41,662
Apollo Global Management LLC Class A	2,070	73,485
Legg Mason, Inc.	1,684	57,475
State Street Corp.	582	51,396
The Blackstone Group LP	2,425	84,681
		308,699
Consumer Finance - 4.2%
OneMain Holdings, Inc. (a)	845	28,096
SLM Corp. (a)	3,350	37,822
Synchrony Financial	2,943	85,170
		151,088
Diversified Financial Services - 0.5%
Donnelley Financial Solutions, Inc. (a)	879	18,283
Insurance - 1.5%
American International Group, Inc.	396	21,863
Chubb Ltd.	219	30,599
		52,462

TOTAL FINANCIALS		619,133

HEALTH CARE - 4.0%
Health Care Providers & Services - 1.1%
Cigna Corp.	91	16,327
CVS Health Corp.	358	23,220
		39,547
Pharmaceuticals - 2.9%
Allergan PLC	100	18,409
Jazz Pharmaceuticals PLC (a)	481	83,251
		101,660

TOTAL HEALTH CARE		141,207

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	249	58,029
Airlines - 0.9%
American Airlines Group, Inc.	807	31,909
Commercial Services & Supplies - 1.4%
The Brink's Co.	617	49,267
Construction & Engineering - 1.6%
AECOM (a)	1,666	55,911
Electrical Equipment - 1.0%
Acuity Brands, Inc.	251	34,897
Machinery - 0.7%
Allison Transmission Holdings, Inc.	563	26,461
Professional Services - 0.6%
Nielsen Holdings PLC	973	22,924
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	979	54,951
Fortress Transportation & Infrastructure Investors LLC	1,188	22,132
HD Supply Holdings, Inc. (a)	1,143	50,269
		127,352
Transportation Infrastructure - 0.9%
Macquarie Infrastructure Co. LLC	702	31,878

TOTAL INDUSTRIALS		438,628

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	1,221	39,206
Electronic Equipment & Components - 1.7%
Avnet, Inc.	674	29,555
Dell Technologies, Inc. (a)	343	31,734
		61,289
IT Services - 6.7%
Cognizant Technology Solutions Corp. Class A	203	16,545
Conduent, Inc. (a)	2,428	43,607
DXC Technology Co.	487	41,268
First Data Corp. Class A (a)	2,501	58,173
Leidos Holdings, Inc.	1,131	77,383
		236,976
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	379	36,437
Qualcomm, Inc.	478	30,635
		67,072
Software - 0.3%
Micro Focus International PLC	681	11,112

TOTAL INFORMATION TECHNOLOGY		415,655

MATERIALS - 7.4%
Chemicals - 5.0%
DowDuPont, Inc.	507	34,866
LyondellBasell Industries NV Class A	256	28,362
Nutrien Ltd.	1,111	60,339
Westlake Chemical Corp.	506	54,253
		177,820
Construction Materials - 1.1%
Eagle Materials, Inc.	408	40,535
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	981	44,410

TOTAL MATERIALS		262,765

REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	342	50,698
Douglas Emmett, Inc.	1,557	60,474
Equinix, Inc.	163	71,603
Equity Lifestyle Properties, Inc.	769	69,971
National Retail Properties, Inc.	1,728	77,086
Public Storage	206	44,873
		374,705
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	951	47,360

TOTAL REAL ESTATE		422,065

UTILITIES - 6.6%
Electric Utilities - 3.8%
Exelon Corp.	909	38,633
PPL Corp.	3,408	98,048
		136,681
Multi-Utilities - 2.8%
Sempra Energy	864	99,873

TOTAL UTILITIES		236,554

TOTAL COMMON STOCKS
(Cost $3,398,403)		3,510,990
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 1.8% 8/2/18
(Cost $29,999)	30,000	29,999
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.96% (b)
(Cost $5,680)	5,678	5,680
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $3,434,082)		3,546,669
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,817
NET ASSETS - 100%		$3,560,486

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$610
Total	$610

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$504,042	$504,042	$--	$--
Consumer Staples	203,072	168,329	34,743	--
Energy	267,869	267,869	--	--
Financials	619,133	619,133	--	--
Health Care	141,207	141,207	--	--
Industrials	438,628	438,628	--	--
Information Technology	415,655	404,543	11,112	--
Materials	262,765	262,765	--	--
Real Estate	422,065	422,065	--	--
Utilities	236,554	236,554	--	--
U.S. Government and Government Agency Obligations	29,999	--	29,999	--
Money Market Funds	5,680	5,680	--	--
Total Investments in Securities:	$3,546,669	$3,470,815	$75,854	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.0%
United Kingdom	2.9%
Ireland	2.9%
Canada	2.7%
Netherlands	2.4%
Sweden	1.4%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,428,402)	$3,540,989
Fidelity Central Funds (cost $5,680)	5,680
Total Investment in Securities (cost $3,434,082)		$3,546,669
Cash		16,946
Foreign currency held at value (cost $50)		50
Receivable for investments sold		6,613
Receivable for fund shares sold		226
Dividends receivable		2,822
Distributions receivable from Fidelity Central Funds		16
Other receivables		49
Total assets		3,573,391
Liabilities
Payable for investments purchased	$12,815
Other payables and accrued expenses	90
Total liabilities		12,905
Net Assets		$3,560,486
Net Assets consist of:
Paid in capital		$3,339,260
Undistributed net investment income		35,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		72,695
Net unrealized appreciation (depreciation) on investments		112,587
Net Assets, for 324,171 shares outstanding		$3,560,486
Net Asset Value, offering price and redemption price per share ($3,560,486 ÷ 324,171 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$32,298
Non-Cash dividends		2,321
Income from Fidelity Central Funds		610
Total income		35,229
Expenses
Independent trustees' fees and expenses	$8
Commitment fees	5
Total expenses		13
Net investment income (loss)		35,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,190
Foreign currency transactions	(52)
Futures contracts	3,266
Total net realized gain (loss)		100,404
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(125,772)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(125,775)
Net gain (loss)		(25,371)
Net increase (decrease) in net assets resulting from operations		$9,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,216	$30,522
Net realized gain (loss)	100,404	7,093
Change in net unrealized appreciation (depreciation)	(125,775)	238,362
Net increase (decrease) in net assets resulting from operations	9,845	275,977
Distributions to shareholders from net investment income	–	(29,513)
Distributions to shareholders from net realized gain	(27,487)	(7,597)
Total distributions	(27,487)	(37,110)
Share transactions
Proceeds from sales of shares	2,377,855	3,725,242
Reinvestment of distributions	27,487	37,110
Cost of shares redeemed	(1,696,438)	(1,131,995)
Net increase (decrease) in net assets resulting from share transactions	708,904	2,630,357
Total increase (decrease) in net assets	691,262	2,869,224
Net Assets
Beginning of period	2,869,224	–
End of period	$3,560,486	$2,869,224
Other Information
Undistributed net investment income end of period	$35,944	$728
Shares
Sold	222,731	360,007
Issued in reinvestment of distributions	2,547	3,462
Redeemed	(158,721)	(105,855)
Net increase (decrease)	66,557	257,614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.17
Net realized and unrealized gain (loss)	(.18)	1.10
Total from investment operations	(.08)	1.27
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.08)	(.03)
Total distributions	(.08)	(.13)
Net asset value, end of period	$10.98	$11.14
Total ReturnC	(.68)%	12.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	1.90%F	1.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,560	$2,869
Portfolio turnover rateH	279%F	137%F

 A For the period March 8, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Flex Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$200,269
Gross unrealized depreciation	(121,080)
Net unrealized appreciation (depreciation)	$79,189
Tax cost	$3,467,480

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,470,795 and $4,743,281 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $290 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Actual	- %-C	$1,000.00	$993.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Mid Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZMV-SANN-0918
1.9881566.101

Fidelity Flex℠ Funds Fidelity Flex℠ Large Cap Value Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
Bank of America Corp.	3.6
Citigroup, Inc.	2.6
Berkshire Hathaway, Inc. Class B	2.4
Johnson & Johnson	2.2
Cisco Systems, Inc.	2.0
Pfizer, Inc.	2.0
Verizon Communications, Inc.	1.9
American International Group, Inc.	1.8
DowDuPont, Inc.	1.8
Capital One Financial Corp.	1.7
22.0

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	22.7
Health Care	13.8
Energy	10.7
Information Technology	9.8
Consumer Discretionary	8.7

Asset Allocation (% of fund's net assets)

As of July 31, 2018 *
Stocks and Equity Futures	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments – 10.9%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.5%
Delphi Technologies PLC	1,622	$73,266
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	938	53,457
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	1,257	198,028
Royal Caribbean Cruises Ltd.	640	72,166
U.S. Foods Holding Corp. (a)	200	6,762
		276,956
Household Durables - 0.9%
Lennar Corp. Class A	500	26,135
Mohawk Industries, Inc. (a)	659	124,129
		150,264
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	3,524	75,026
Media - 3.1%
Comcast Corp. Class A	4,648	166,305
Liberty Broadband Corp. Class C (a)	1,280	101,722
The Walt Disney Co.	2,054	233,252
		501,279
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,135	103,603
Specialty Retail - 0.5%
Burlington Stores, Inc. (a)	554	84,657
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	637	97,792

TOTAL CONSUMER DISCRETIONARY		1,416,300

CONSUMER STAPLES - 6.4%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	200	13,400
PepsiCo, Inc.	358	41,170
The Coca-Cola Co.	600	27,978
		82,548
Food & Staples Retailing - 0.9%
Walmart, Inc.	1,676	149,549
Food Products - 1.7%
ConAgra Foods, Inc.	960	35,242
General Mills, Inc.	400	18,424
Mondelez International, Inc.	3,255	141,202
The J.M. Smucker Co.	100	11,112
The Kraft Heinz Co.	910	54,828
Tyson Foods, Inc. Class A	422	24,328
		285,136
Household Products - 2.0%
Church & Dwight Co., Inc.	713	39,857
Colgate-Palmolive Co.	640	42,886
Procter & Gamble Co.	2,865	231,721
Spectrum Brands Holdings, Inc.	100	8,737
		323,201
Personal Products - 0.1%
Coty, Inc. Class A	1,226	16,441
Tobacco - 1.2%
Altria Group, Inc.	278	16,313
Philip Morris International, Inc.	2,102	181,403
		197,716

TOTAL CONSUMER STAPLES		1,054,591

ENERGY - 10.7%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	5,185	179,297
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	1,652	120,844
BP PLC sponsored ADR	2,957	133,331
Cenovus Energy, Inc.	15,470	155,194
Cheniere Energy, Inc. (a)	1,749	111,062
Chevron Corp.	1,758	221,983
ConocoPhillips Co.	3,499	252,523
Encana Corp.	9,816	135,448
Suncor Energy, Inc.	5,409	227,778
Valero Energy Corp.	1,752	207,349
		1,565,512

TOTAL ENERGY		1,744,809

FINANCIALS - 22.7%
Banks - 10.4%
Bank of America Corp.	18,804	580,663
Citigroup, Inc.	5,997	431,124
First Horizon National Corp.	5,806	103,869
Huntington Bancshares, Inc.	13,910	214,770
KeyCorp	4,012	83,730
U.S. Bancorp	1,353	71,723
Wells Fargo & Co.	3,843	220,165
		1,706,044
Capital Markets - 3.1%
BlackRock, Inc. Class A	224	112,618
E*TRADE Financial Corp. (a)	1,375	82,239
Goldman Sachs Group, Inc.	834	198,017
Northern Trust Corp.	615	67,170
TD Ameritrade Holding Corp.	705	40,291
		500,335
Consumer Finance - 2.7%
Capital One Financial Corp.	2,859	269,661
Discover Financial Services	910	64,983
SLM Corp. (a)	4,139	46,729
Synchrony Financial	1,964	56,838
		438,211
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	2,016	398,906
Insurance - 4.1%
American International Group, Inc.	5,316	293,496
Aspen Insurance Holdings Ltd.	470	19,012
Hartford Financial Services Group, Inc.	965	50,856
MetLife, Inc.	2,946	134,750
The Travelers Companies, Inc.	1,344	174,908
		673,022

TOTAL FINANCIALS		3,716,518

HEALTH CARE - 13.8%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	156	20,742
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	2,320	152,053
Baxter International, Inc.	1,154	83,607
Becton, Dickinson & Co.	384	96,142
Boston Scientific Corp. (a)	800	26,888
Medtronic PLC	1,920	173,242
		531,932
Health Care Providers & Services - 2.2%
Aetna, Inc.	367	69,139
Anthem, Inc.	240	60,720
Cigna Corp.	435	78,048
CVS Health Corp.	1,260	81,724
Express Scripts Holding Co. (a)	521	41,399
HCA Holdings, Inc.	200	24,846
		355,876
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	596	139,780
Pharmaceuticals - 7.4%
Allergan PLC	532	97,936
Bristol-Myers Squibb Co.	706	41,478
Jazz Pharmaceuticals PLC (a)	894	154,734
Johnson & Johnson	2,765	366,418
Merck & Co., Inc.	3,476	228,964
Pfizer, Inc.	8,079	322,594
		1,212,124

TOTAL HEALTH CARE		2,260,454

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.2%
United Technologies Corp.	1,467	199,131
Airlines - 0.6%
American Airlines Group, Inc.	2,472	97,743
Construction & Engineering - 0.8%
AECOM (a)	3,895	130,716
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	1,429	77,695
Industrial Conglomerates - 1.1%
General Electric Co.	12,176	165,959
Honeywell International, Inc.	84	13,411
		179,370
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	40	57,433
Professional Services - 0.4%
Nielsen Holdings PLC	2,755	64,908
Road & Rail - 0.7%
Norfolk Southern Corp.	635	107,315
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	2,186	96,140

TOTAL INDUSTRIALS		1,010,451

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	7,687	325,083
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	398	36,823
Internet Software & Services - 0.7%
Alphabet, Inc. Class A (a)	94	115,359
IT Services - 2.5%
Amdocs Ltd.	2,876	194,360
IBM Corp.	594	86,088
Leidos Holdings, Inc.	1,904	130,272
		410,720
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	300	66,531
Intel Corp.	1,757	84,512
NXP Semiconductors NV (a)	671	63,973
Qualcomm, Inc.	3,079	197,333
		412,349
Software - 1.6%
Microsoft Corp.	540	57,283
Oracle Corp.	4,258	203,021
		260,304
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	269	51,188

TOTAL INFORMATION TECHNOLOGY		1,611,826

MATERIALS - 4.0%
Chemicals - 3.2%
DowDuPont, Inc.	4,210	289,522
LyondellBasell Industries NV Class A	767	84,976
Nutrien Ltd.	1,581	85,865
Westlake Chemical Corp.	629	67,441
		527,804
Construction Materials - 0.4%
Eagle Materials, Inc.	580	57,623
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	1,419	64,238

TOTAL MATERIALS		649,665

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	166	24,608
Boston Properties, Inc.	707	88,750
Colony NorthStar, Inc.	4,898	30,172
Corporate Office Properties Trust (SBI)	1,460	43,420
Equity Residential (SBI)	1,267	82,900
Gaming & Leisure Properties	871	31,635
Prologis, Inc.	1,355	88,915
Public Storage	466	101,509
Spirit Realty Capital, Inc.	5,706	47,759
Store Capital Corp.	1,494	41,010
The Macerich Co.	1,094	64,612
Welltower, Inc.	736	46,074
		691,364
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	439	21,862

TOTAL REAL ESTATE		713,226

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	5,480	175,196
Verizon Communications, Inc.	6,075	313,713
		488,909
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,095	65,700

TOTAL TELECOMMUNICATION SERVICES		554,609

UTILITIES - 5.3%
Electric Utilities - 3.7%
Evergy, Inc.	2,201	123,454
Exelon Corp.	2,771	117,768
NextEra Energy, Inc.	1,040	174,242
PG&E Corp.	592	25,503
PPL Corp.	4,013	115,454
Vistra Energy Corp. (a)	2,532	57,223
		613,644
Independent Power and Renewable Electricity Producers - 0.9%
NRG Energy, Inc.	2,620	82,975
The AES Corp.	4,596	61,403
		144,378
Multi-Utilities - 0.7%
Sempra Energy	931	107,614

TOTAL UTILITIES		865,636

TOTAL COMMON STOCKS
(Cost $14,805,999)		15,598,085
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.8% 8/2/18 (b)
(Cost $19,999)	20,000	19,999
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $478,841)	478,745	478,841
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $15,304,839)		16,096,925
NET OTHER ASSETS (LIABILITIES) - 1.5%		251,251
NET ASSETS - 100%		$16,348,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	4	Sept. 2018	$246,360	$5,155	$5,155

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $160,283.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,999.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,401
Total	$7,401

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,416,300	$1,416,300	$--	$--
Consumer Staples	1,054,591	1,054,591	--	--
Energy	1,744,809	1,744,809	--	--
Financials	3,716,518	3,716,518	--	--
Health Care	2,260,454	2,260,454	--	--
Industrials	1,010,451	953,018	57,433	--
Information Technology	1,611,826	1,611,826	--	--
Materials	649,665	649,665	--	--
Real Estate	713,226	713,226	--	--
Telecommunication Services	554,609	554,609	--	--
Utilities	865,636	865,636	--	--
U.S. Government and Government Agency Obligations	19,999	--	19,999	--
Money Market Funds	478,841	478,841	--	--
Total Investments in Securities:	$16,096,925	$16,019,493	$77,432	$--
Derivative Instruments:
Assets
Futures Contracts	$5,155	$5,155	$--	$--
Total Assets	$5,155	$5,155	$--	$--
Total Derivative Instruments:	$5,155	$5,155	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,155	$0
Total Equity Risk	5,155	0
Total Value of Derivatives	$5,155	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Canada	3.7%
Ireland	2.5%
United Kingdom	1.2%
Bailiwick of Guernsey	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,825,998)	$15,618,084
Fidelity Central Funds (cost $478,841)	478,841
Total Investment in Securities (cost $15,304,839)		$16,096,925
Cash		167,452
Receivable for investments sold		126,775
Receivable for fund shares sold		4,766
Dividends receivable		12,141
Distributions receivable from Fidelity Central Funds		685
Receivable for daily variation margin for on futures contracts		900
Other receivables		302
Total assets		16,409,946
Liabilities
Payable for investments purchased	$56,128
Payable for fund shares redeemed	5,642
Total liabilities		61,770
Net Assets		$16,348,176
Net Assets consist of:
Paid in capital		$15,443,184
Undistributed net investment income		162,355
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,604)
Net unrealized appreciation (depreciation) on investments		797,241
Net Assets, for 1,490,487 shares outstanding		$16,348,176
Net Asset Value, offering price and redemption price per share ($16,348,176 ÷ 1,490,487 shares)		$10.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$155,277
Interest		164
Income from Fidelity Central Funds		7,401
Total income		162,842
Expenses
Independent trustees' fees and expenses	$35
Commitment fees	21
Total expenses		56
Net investment income (loss)		162,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,306)
Foreign currency transactions	(197)
Futures contracts	(16,052)
Total net realized gain (loss)		(25,555)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,965)
Futures contracts	3,914
Total change in net unrealized appreciation (depreciation)		(4,051)
Net gain (loss)		(29,606)
Net increase (decrease) in net assets resulting from operations		$133,180

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	For the period March 7, 2017 (commencement of operations) to January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,786	$78,257
Net realized gain (loss)	(25,555)	(12,783)
Change in net unrealized appreciation (depreciation)	(4,051)	801,292
Net increase (decrease) in net assets resulting from operations	133,180	866,766
Distributions to shareholders from net investment income	(8,245)	(70,439)
Distributions to shareholders from net realized gain	(8,245)	(8,025)
Total distributions	(16,490)	(78,464)
Share transactions
Proceeds from sales of shares	13,188,282	10,990,695
Reinvestment of distributions	16,490	78,464
Cost of shares redeemed	(7,640,490)	(1,190,257)
Net increase (decrease) in net assets resulting from share transactions	5,564,282	9,878,902
Total increase (decrease) in net assets	5,680,972	10,667,204
Net Assets
Beginning of period	10,667,204	–
End of period	$16,348,176	$10,667,204
Other Information
Undistributed net investment income end of period	$162,355	$7,814
Shares
Sold	1,250,041	1,065,066
Issued in reinvestment of distributions	1,524	7,354
Redeemed	(720,181)	(113,317)
Net increase (decrease)	531,384	959,103

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	(.25)	1.03
Total from investment operations	(.14)	1.21
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)C	(.09)
Net asset value, end of period	$10.97	$11.12
Total ReturnD,E	(1.24)%	12.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %H,I
Expenses net of all reductions	- %H,I	- %H,I
Net investment income (loss)	2.00%H	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,348	$10,667
Portfolio turnover rateJ	149%H	56%H

 A For the period March 7, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Flex Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,106,616
Gross unrealized depreciation	(393,783)
Net unrealized appreciation (depreciation)	$712,833
Tax cost	$15,389,247

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,925,604 and $11,107,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $436 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Actual	- %C	$1,000.00	987.60	$-D
Hypothetical-E		$1,000.00	1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005% .

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Large Cap Value Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZXU-SANN-0918
1.9881562.101

Fidelity® Mid Cap Value K6 Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
CBRE Group, Inc.	2.2
M&T Bank Corp.	1.9
Cimarex Energy Co.	1.9
Huntsman Corp.	1.8
Xcel Energy, Inc.	1.7
Regions Financial Corp.	1.7
AMETEK, Inc.	1.7
Ingersoll-Rand PLC	1.7
Best Buy Co., Inc.	1.6
Lear Corp.	1.7
17.9

Top Five Market Sectors as of July 31, 2018

% of fund's net assets
Financials	20.1
Industrials	14.0
Real Estate	12.5
Consumer Discretionary	10.4
Utilities	9.5

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 8.0%

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.2%
Gentex Corp.	17,400	$403,680
Lear Corp.	6,942	1,250,462
		1,654,142
Household Durables - 1.4%
PulteGroup, Inc.	12,300	350,427
Toll Brothers, Inc.	19,943	703,190
		1,053,617
Leisure Products - 0.5%
Brunswick Corp.	6,111	392,937
Media - 2.0%
John Wiley & Sons, Inc. Class A	10,861	685,872
Omnicom Group, Inc.	12,169	837,592
		1,523,464
Multiline Retail - 0.8%
Macy's, Inc.	16,346	649,427
Specialty Retail - 3.5%
Best Buy Co., Inc.	17,030	1,277,761
Dick's Sporting Goods, Inc.	11,100	378,954
Williams-Sonoma, Inc. (a)	18,198	1,064,401
		2,721,116

TOTAL CONSUMER DISCRETIONARY		7,994,703

CONSUMER STAPLES - 4.9%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	9,514	637,438
Food Products - 4.1%
Ingredion, Inc.	6,577	666,250
Pilgrim's Pride Corp. (b)	14,600	260,172
The Hershey Co.	4,800	471,408
The J.M. Smucker Co.	7,802	866,958
Tyson Foods, Inc. Class A	14,589	841,056
		3,105,844

TOTAL CONSUMER STAPLES		3,743,282

ENERGY - 6.1%
Energy Equipment & Services - 1.2%
RPC, Inc. (a)	60,315	892,662
Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	14,747	1,454,054
HollyFrontier Corp.	16,473	1,228,556
PBF Energy, Inc. Class A	23,388	1,092,220
		3,774,830

TOTAL ENERGY		4,667,492

FINANCIALS - 20.1%
Banks - 6.0%
First Hawaiian, Inc.	21,400	604,764
M&T Bank Corp.	8,513	1,475,729
Popular, Inc.	14,414	715,367
Regions Financial Corp.	71,306	1,327,005
Synovus Financial Corp.	10,100	499,142
		4,622,007
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	3,620	579,236
Invesco Ltd.	33,205	896,203
Lazard Ltd. Class A	18,956	1,029,311
Legg Mason, Inc.	19,423	662,907
		3,167,657
Consumer Finance - 3.1%
Discover Financial Services	16,268	1,161,698
Synchrony Financial	40,807	1,180,955
		2,342,653
Insurance - 6.5%
American National Insurance Co.	3,813	491,839
First American Financial Corp.	21,985	1,231,160
Old Republic International Corp.	41,065	875,095
Principal Financial Group, Inc.	20,407	1,185,239
Torchmark Corp.	6,700	590,069
Unum Group	15,370	610,650
		4,984,052
Mortgage Real Estate Investment Trusts - 0.4%
Chimera Investment Corp.	16,800	320,880

TOTAL FINANCIALS		15,437,249

HEALTH CARE - 6.4%
Biotechnology - 0.7%
United Therapeutics Corp. (b)	4,482	550,883
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	12,838	641,258
Laboratory Corp. of America Holdings (b)	6,755	1,184,422
MEDNAX, Inc. (b)	8,900	380,831
Quest Diagnostics, Inc.	7,562	814,579
Universal Health Services, Inc. Class B	7,479	913,186
		3,934,276
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	2,783	481,682

TOTAL HEALTH CARE		4,966,841

INDUSTRIALS - 14.0%
Airlines - 0.9%
Copa Holdings SA Class A	7,233	704,060
Commercial Services & Supplies - 0.7%
Deluxe Corp.	8,262	486,880
Construction & Engineering - 0.5%
AECOM (b)	12,000	402,720
Electrical Equipment - 2.6%
Acuity Brands, Inc.	5,074	705,438
AMETEK, Inc.	16,619	1,292,958
		1,998,396
Machinery - 8.7%
Apergy Corp. (b)	25,149	1,031,109
Crane Co.	8,743	791,854
Cummins, Inc.	6,563	937,262
Ingersoll-Rand PLC	13,053	1,285,851
PACCAR, Inc.	17,354	1,140,505
Parker Hannifin Corp.	3,674	621,090
Snap-On, Inc.	5,262	892,383
		6,700,054
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	5,300	448,539

TOTAL INDUSTRIALS		10,740,649

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.9%
F5 Networks, Inc. (b)	4,231	725,109
Juniper Networks, Inc.	29,299	771,736
		1,496,845
Electronic Equipment & Components - 0.5%
Coherent, Inc. (b)	2,400	379,344
IT Services - 3.9%
Amdocs Ltd.	15,718	1,062,222
DXC Technology Co.	13,582	1,150,939
Leidos Holdings, Inc.	10,899	745,710
		2,958,871
Semiconductors & Semiconductor Equipment - 0.9%
Skyworks Solutions, Inc.	5,539	523,879
Teradyne, Inc.	4,039	174,687
		698,566
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp.	10,083	707,322

TOTAL INFORMATION TECHNOLOGY		6,240,948

MATERIALS - 5.9%
Chemicals - 3.2%
Huntsman Corp.	41,021	1,375,434
Innospec, Inc.	6,254	506,261
Westlake Chemical Corp.	5,816	623,592
		2,505,287
Construction Materials - 0.8%
nVent Electric PLC	21,933	600,964
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	53,654	885,291
Reliance Steel & Aluminum Co.	6,135	553,377
		1,438,668

TOTAL MATERIALS		4,544,919

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Apple Hospitality (REIT), Inc.	49,991	899,338
Brixmor Property Group, Inc.	36,068	638,043
Empire State Realty Trust, Inc.	21,000	350,070
Gaming & Leisure Properties	22,154	804,633
Park Hotels & Resorts, Inc.	18,375	574,770
Public Storage	2,161	470,731
Store Capital Corp.	35,993	988,008
VEREIT, Inc.	137,222	1,047,004
		5,772,597
Real Estate Management & Development - 5.0%
CBRE Group, Inc. (b)	33,249	1,655,795
Jones Lang LaSalle, Inc.	6,894	1,178,943
Realogy Holdings Corp.	47,144	1,031,039
		3,865,777

TOTAL REAL ESTATE		9,638,374

UTILITIES - 9.5%
Electric Utilities - 3.7%
FirstEnergy Corp.	23,156	820,417
Hawaiian Electric Industries, Inc.	3,815	134,174
OGE Energy Corp.	16,000	579,840
Xcel Energy, Inc.	28,692	1,344,507
		2,878,938
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	16,500	522,555
Multi-Utilities - 5.1%
Ameren Corp.	18,338	1,138,056
CenterPoint Energy, Inc.	21,995	626,418
MDU Resources Group, Inc.	32,594	945,226
WEC Energy Group, Inc.	18,483	1,226,717
		3,936,417

TOTAL UTILITIES		7,337,910

TOTAL COMMON STOCKS
(Cost $74,175,665)		75,312,367

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.96% (c)	1,065,551	1,065,764
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	1,534,938	1,535,091
TOTAL MONEY MARKET FUNDS
(Cost $2,600,857)		2,600,855
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $76,776,522)		77,913,222
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(969,496)
NET ASSETS - 100%		$76,943,726

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,365
Fidelity Securities Lending Cash Central Fund	2,520
Total	$12,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,486,351) — See accompanying schedule: Unaffiliated issuers (cost $74,175,665)	$75,312,367
Fidelity Central Funds (cost $2,600,857)	2,600,855
Total Investment in Securities (cost $76,776,522)		$77,913,222
Cash		20,120
Receivable for investments sold		975,255
Dividends receivable		16,477
Distributions receivable from Fidelity Central Funds		3,382
Other receivables		3,937
Total assets		78,932,393
Liabilities
Payable for investments purchased	$178,249
Payable for fund shares redeemed	245,960
Accrued management fee	29,433
Collateral on securities loaned	1,535,025
Total liabilities		1,988,667
Net Assets		$76,943,726
Net Assets consist of:
Paid in capital		$75,590,247
Undistributed net investment income		691,505
Accumulated undistributed net realized gain (loss) on investments		(474,726)
Net unrealized appreciation (depreciation) on investments		1,136,700
Net Assets, for 7,067,647 shares outstanding		$76,943,726
Net Asset Value, offering price and redemption price per share ($76,943,726 ÷ 7,067,647 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$851,578
Income from Fidelity Central Funds		12,885
Total income		864,463
Expenses
Management fee	$162,171
Independent trustees' fees and expenses	157
Commitment fees	61
Total expenses before reductions	162,389
Expense reductions	(7,749)
Total expenses after reductions		154,640
Net investment income (loss)		709,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(401,738)
Fidelity Central Funds	71
Total net realized gain (loss)		(401,667)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,581,737)
Fidelity Central Funds	(2)
Total change in net unrealized appreciation (depreciation)		(2,581,739)
Net gain (loss)		(2,983,406)
Net increase (decrease) in net assets resulting from operations		$(2,273,583)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$709,823	$309,300
Net realized gain (loss)	(401,667)	208,072
Change in net unrealized appreciation (depreciation)	(2,581,739)	3,718,439
Net increase (decrease) in net assets resulting from operations	(2,273,583)	4,235,811
Distributions to shareholders from net investment income	–	(341,268)
Distributions to shareholders from net realized gain	(267,481)	–
Total distributions	(267,481)	(341,268)
Share transactions
Proceeds from sales of shares	26,948,033	72,219,816
Reinvestment of distributions	267,481	341,268
Cost of shares redeemed	(15,293,503)	(8,892,848)
Net increase (decrease) in net assets resulting from share transactions	11,922,011	63,668,236
Total increase (decrease) in net assets	9,380,947	67,562,779
Net Assets
Beginning of period	67,562,779	–
End of period	$76,943,726	$67,562,779
Other Information
Undistributed net investment income end of period	$691,505	$–
Distributions in excess of net investment income end of period	$–	$(18,318)
Shares
Sold	2,506,106	6,754,384
Issued in reinvestment of distributions	24,339	30,662
Redeemed	(1,417,928)	(829,916)
Net increase (decrease)	1,112,517	5,955,130

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.11
Net realized and unrealized gain (loss)	(.52)	1.33
Total from investment operations	(.41)	1.44
Distributions from net investment income	–	(.09)
Distributions from net realized gain	(.05)	–
Total distributions	(.05)	(.09)
Net asset value, end of period	$10.89	$11.35
Total ReturnC,D	(3.65)%	14.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.43%G	.45%G
Net investment income (loss)	1.97%G	1.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$76,944	$67,563
Portfolio turnover rateH	118%G,I	142%G,I

 A For the period May 25, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,608,666
Gross unrealized depreciation	(3,718,925)
Net unrealized appreciation (depreciation)	$889,741
Tax cost	$77,023,481

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $39,905,354 and $49,177,053, respectively.

Exchanges In-Kind. Investments and cash, received in-kind through subscriptions totaled $21,501,311 in exchange for 1,998,263 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an unaffiliated entity completed an exchange in-kind with the Fund. The unaffiliated entity delivered investments and cash, valued at $9,318,982 in exchange for 874,201 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,252 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $33,895,948 in exchange for 3,323,132 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $131,720. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,520, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,742 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $7.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Actual	.45%	$1,000.00	$963.50	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mid Cap Value K6 Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCVK6-SANN-0918
1.9883982.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 25, 2018